UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4118

Fidelity Securities Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

April 30, 2017

BCV-QTLY-0617
1.800334.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Media - 6.5%
CBS Corp. Class B	109,500	$7,288,320
Discovery Communications, Inc. Class A (a)	109,300	3,145,654
Lions Gate Entertainment Corp. Class B (a)	201,077	4,795,686
Time Warner, Inc.	43,200	4,288,464
Twenty-First Century Fox, Inc. Class A	250,400	7,647,216
		27,165,340
Specialty Retail - 0.8%
Cabela's, Inc. Class A (a)	60,700	3,314,220
Textiles, Apparel & Luxury Goods - 1.3%
PVH Corp.	55,300	5,586,959

TOTAL CONSUMER DISCRETIONARY		36,066,519

CONSUMER STAPLES - 6.6%
Beverages - 2.1%
C&C Group PLC	2,110,912	8,707,890
Food & Staples Retailing - 2.0%
CVS Health Corp.	105,100	8,664,444
Safeway, Inc.:
rights (a)	48,800	0
rights (a)	48,800	8,784
		8,673,228
Food Products - 2.5%
Kellogg Co.	57,400	4,075,400
The J.M. Smucker Co.	50,400	6,386,688
		10,462,088

TOTAL CONSUMER STAPLES		27,843,206

ENERGY - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
GasLog Partners LP	246,300	5,874,255
Golar LNG Partners LP	225,300	5,143,599
Teekay Corp. (b)	809,100	7,022,988
Teekay LNG Partners LP	433,300	7,236,110
Teekay Offshore Partners LP	1,592,900	8,458,299
		33,735,251
FINANCIALS - 27.5%
Banks - 9.9%
JPMorgan Chase & Co.	138,616	12,059,592
U.S. Bancorp	234,597	12,030,134
Wells Fargo & Co.	323,098	17,395,596
		41,485,322
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	24,000	5,371,200
Consumer Finance - 2.7%
Capital One Financial Corp.	58,433	4,696,845
Discover Financial Services	108,300	6,778,497
		11,475,342
Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc. Class B (a)	133,200	22,005,973
Insurance - 8.3%
Allstate Corp.	92,700	7,535,583
Chubb Ltd.	65,500	8,989,875
Prudential PLC	437,417	9,707,973
The Travelers Companies, Inc.	71,600	8,710,856
		34,944,287

TOTAL FINANCIALS		115,282,124

HEALTH CARE - 15.4%
Biotechnology - 4.8%
Amgen, Inc.	86,400	14,110,848
Dyax Corp. rights 12/31/19 (a)	236,600	603,330
Shire PLC sponsored ADR	29,568	5,232,353
		19,946,531
Health Care Providers & Services - 6.0%
Anthem, Inc.	42,100	7,489,169
Cigna Corp.	68,700	10,742,619
McKesson Corp.	51,400	7,108,106
		25,339,894
Pharmaceuticals - 4.6%
Allergan PLC	35,200	8,583,872
Teva Pharmaceutical Industries Ltd. sponsored ADR	337,500	10,658,250
		19,242,122

TOTAL HEALTH CARE		64,528,547

INDUSTRIALS - 5.2%
Aerospace & Defense - 2.2%
United Technologies Corp.	78,700	9,364,513
Professional Services - 2.5%
Dun & Bradstreet Corp.	57,600	6,313,536
Nielsen Holdings PLC	101,800	4,187,034
		10,500,570
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	46,700	2,148,667

TOTAL INDUSTRIALS		22,013,750

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.8%
Cisco Systems, Inc.	220,285	7,505,110
Internet Software & Services - 5.8%
Alphabet, Inc. Class A (a)	20,200	18,675,304
VeriSign, Inc. (a)(b)	63,400	5,637,528
		24,312,832
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	93,000	5,601,390
The Western Union Co.	360,900	7,167,474
		12,768,864
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV (a)	36,800	3,891,600
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	82,000	11,779,300
Samsung Electronics Co. Ltd.	1,073	2,104,310
		13,883,610

TOTAL INFORMATION TECHNOLOGY		62,362,016

MATERIALS - 3.5%
Chemicals - 3.5%
LyondellBasell Industries NV Class A	53,100	4,500,756
Monsanto Co.	37,300	4,349,553
Syngenta AG sponsored ADR	35,600	3,311,868
Valspar Corp.	23,800	2,676,072
		14,838,249
REAL ESTATE - 2.1%
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	242,800	8,694,668
UTILITIES - 2.7%
Electric Utilities - 2.7%
Exelon Corp.	205,900	7,130,317
Xcel Energy, Inc.	96,200	4,333,810
		11,464,127
TOTAL COMMON STOCKS
(Cost $352,493,393)		396,828,457

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.85% (c)	24,237,748	24,242,596
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	2,346,306	2,346,540
TOTAL MONEY MARKET FUNDS
(Cost $26,589,327)		26,589,136
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $379,082,720)		423,417,593
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,643,919)
NET ASSETS - 100%		$419,773,674

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,942
Fidelity Securities Lending Cash Central Fund	23,645
Total	$97,587

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,066,519	$36,066,519	$--	$--
Consumer Staples	27,843,206	27,834,422	--	8,784
Energy	33,735,251	33,735,251	--	--
Financials	115,282,124	105,574,151	9,707,973	--
Health Care	64,528,547	63,925,217	--	603,330
Industrials	22,013,750	22,013,750	--	--
Information Technology	62,362,016	62,362,016	--	--
Materials	14,838,249	14,838,249	--	--
Real Estate	8,694,668	8,694,668	--	--
Utilities	11,464,127	11,464,127	--	--
Money Market Funds	26,589,136	26,589,136	--	--
Total Investments in Securities:	$423,417,593	$413,097,506	$9,707,973	$612,114

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $382,229,266. Net unrealized appreciation aggregated $41,188,327, of which $56,632,868 related to appreciated investment securities and $15,444,541 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Equity Fund

April 30, 2017

SLE-QTLY-0617
1.930459.105

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 96.8%
REITs - Apartments - 18.6%
American Homes 4 Rent Class A	559,600	$12,898,780
Apartment Investment & Management Co. Class A	664,200	29,052,108
AvalonBay Communities, Inc.	360,035	68,349,044
Equity Residential (SBI)	342,051	22,089,654
Essex Property Trust, Inc.	193,067	47,199,089
Mid-America Apartment Communities, Inc.	458,035	45,441,652
		225,030,327
REITs - Diversified - 7.7%
Corrections Corp. of America	113,900	3,923,855
Duke Realty Corp.	1,137,100	31,531,783
Equinix, Inc.	61,400	25,646,780
Vornado Realty Trust	193,500	18,622,440
Washington REIT (SBI)	421,300	13,342,571
		93,067,429
REITs - Health Care - 11.7%
Healthcare Realty Trust, Inc.	941,300	30,874,640
Sabra Health Care REIT, Inc.	238,170	6,475,842
Ventas, Inc.	976,463	62,503,397
Welltower, Inc.	570,380	40,747,947
		140,601,826
REITs - Hotels - 5.2%
DiamondRock Hospitality Co.	1,650,400	18,170,904
Host Hotels & Resorts, Inc.	1,273,000	22,850,350
Sunstone Hotel Investors, Inc.	1,420,805	21,155,786
		62,177,040
REITs - Management/Investment - 3.8%
American Assets Trust, Inc.	371,400	15,907,062
American Tower Corp.	25,400	3,198,876
CoreSite Realty Corp.	191,423	18,730,741
Empire State Realty Trust, Inc.	407,900	8,484,320
		46,320,999
REITs - Manufactured Homes - 2.1%
Equity Lifestyle Properties, Inc.	314,045	25,409,381
REITs - Office Property - 15.1%
Boston Properties, Inc.	504,549	63,875,903
Corporate Office Properties Trust (SBI)	650,000	21,281,000
Douglas Emmett, Inc.	737,685	27,788,594
Highwoods Properties, Inc. (SBI)	503,300	25,607,904
Hudson Pacific Properties, Inc.	816,200	28,044,632
Mack-Cali Realty Corp.	569,448	15,403,568
		182,001,601
REITs - Regional Malls - 12.6%
General Growth Properties, Inc.	729,118	15,756,240
Pennsylvania Real Estate Investment Trust (SBI)	521,001	7,215,864
Simon Property Group, Inc.	659,723	109,025,825
Taubman Centers, Inc.	323,622	20,242,556
		152,240,485
REITs - Shopping Centers - 5.6%
Brixmor Property Group, Inc.	320,100	6,321,975
Cedar Shopping Centers, Inc.	2,063,251	11,100,290
DDR Corp.	1,532,800	16,569,568
Urban Edge Properties	1,323,650	33,753,075
		67,744,908
REITs - Storage - 7.9%
Extra Space Storage, Inc.	630,296	47,606,257
Public Storage	230,687	48,301,244
		95,907,501
REITs - Warehouse/Industrial - 6.5%
DCT Industrial Trust, Inc.	750,901	37,965,555
Prologis, Inc.	561,406	30,546,100
Terreno Realty Corp.	303,624	9,375,909
		77,887,564

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,168,389,061

Hotels, Restaurants & Leisure - 1.4%
Hotels, Resorts & Cruise Lines - 1.4%
Marriott International, Inc. Class A	179,300	16,929,506
Real Estate Management & Development - 0.6%
Real Estate Services - 0.6%
Invitation Homes, Inc.	357,600	7,706,280
TOTAL COMMON STOCKS
(Cost $1,018,773,625)		1,193,024,847

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.85% (a)
(Cost $16,036,597)	16,033,391	16,036,597
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,034,810,222)		1,209,061,444
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,533,196)
NET ASSETS - 100%		$1,207,528,248

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,620
Fidelity Securities Lending Cash Central Fund	1,449
Total	$59,069

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $1,036,287,219. Net unrealized appreciation aggregated $172,774,225, of which $198,166,935 related to appreciated investment securities and $25,392,710 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

April 30, 2017

GAI-QTLY-0617
1.800339.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
		Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.1%
Gentex Corp.		332,100	$6,858
Automobiles - 0.1%
General Motors Co.		196,700	6,814
Hotels, Restaurants & Leisure - 0.3%
Cedar Fair LP (depositary unit)		37,800	2,709
DineEquity, Inc.		78,600	4,444
Dunkin' Brands Group, Inc.		64,300	3,592
Las Vegas Sands Corp.		145,800	8,601
Marriott International, Inc. Class A		15,500	1,464
Wingstop, Inc.		125,500	3,693
			24,503
Leisure Products - 0.0%
NJOY, Inc. (a)(b)		671,364	0
Media - 4.6%
Comcast Corp. Class A (c)		3,892,300	152,539
Omnicom Group, Inc.		51,200	4,205
Scripps Networks Interactive, Inc. Class A (c)		420,989	31,456
The Walt Disney Co.		435,300	50,321
Time Warner, Inc.		646,517	64,180
Viacom, Inc. Class B (non-vtg.)		576,500	24,536
			327,237
Multiline Retail - 0.9%
Dollar General Corp.		123,900	9,009
Target Corp.		930,375	51,961
			60,970
Specialty Retail - 1.6%
L Brands, Inc.		519,000	27,408
Lowe's Companies, Inc. (c)		761,479	64,634
TJX Companies, Inc.		283,400	22,287
			114,329
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.		169,300	9,249

TOTAL CONSUMER DISCRETIONARY			549,960

CONSUMER STAPLES - 7.2%
Beverages - 2.9%
Coca-Cola European Partners PLC		120,800	4,665
Cott Corp.		125,500	1,651
Diageo PLC		543,378	15,816
Dr. Pepper Snapple Group, Inc.		223,300	20,465
Molson Coors Brewing Co. Class B		491,800	47,159
PepsiCo, Inc.		161,114	18,251
The Coca-Cola Co.		2,372,903	102,391
			210,398
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.		72,900	12,941
CVS Health Corp.		633,104	52,193
Kroger Co.		1,216,800	36,078
			101,212
Food Products - 0.2%
B&G Foods, Inc. Class A		245,900	10,328
Household Products - 1.6%
Procter & Gamble Co. (c)		1,324,215	115,644
Personal Products - 0.5%
Coty, Inc. Class A		697,200	12,445
Edgewell Personal Care Co. (a)		75,400	5,390
Unilever NV (NY Reg.) (a)		358,200	18,712
			36,547
Tobacco - 0.6%
Altria Group, Inc.		612,900	43,994

TOTAL CONSUMER STAPLES			518,123

ENERGY - 12.3%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.		337,000	20,008
National Oilwell Varco, Inc.		594,000	20,772
Oceaneering International, Inc.		664,600	17,539
Schlumberger Ltd.		85,832	6,231
			64,550
Oil, Gas & Consumable Fuels - 11.4%
Anadarko Petroleum Corp.		227,100	12,949
Apache Corp.		1,187,568	57,763
Cabot Oil & Gas Corp.		1,165,600	27,089
Cenovus Energy, Inc.		3,235,100	32,255
Chevron Corp. (c)		1,169,496	124,785
ConocoPhillips Co.		2,673,300	128,078
Golar LNG Ltd.		613,200	15,643
Imperial Oil Ltd. (d)		1,346,000	39,156
Kinder Morgan, Inc.		3,061,000	63,148
Legacy Reserves LP (a)		1,099,168	2,286
Phillips 66 Co.		36,900	2,936
Plains All American Pipeline LP		43,100	1,261
PrairieSky Royalty Ltd.		555,573	12,108
Suncor Energy, Inc.		4,012,450	125,748
Teekay LNG Partners LP		477,300	7,971
The Williams Companies, Inc.		3,612,672	110,656
Williams Partners LP		1,419,985	58,120
			821,952

TOTAL ENERGY			886,502

FINANCIALS - 23.2%
Banks - 15.4%
Bank of America Corp. (c)		10,206,956	238,230
Citigroup, Inc. (c)		3,463,030	204,734
Comerica, Inc. (c)		390,900	27,637
JPMorgan Chase & Co. (c)		2,727,792	237,318
Lloyds Banking Group PLC		1,623,900	1,459
M&T Bank Corp.		250,800	38,977
PNC Financial Services Group, Inc.		474,254	56,792
Regions Financial Corp. (c)		1,997,200	27,462
SunTrust Banks, Inc. (c)		1,511,466	85,866
U.S. Bancorp		1,454,173	74,570
Wells Fargo & Co.		2,180,941	117,422
			1,110,467
Capital Markets - 7.1%
Apollo Global Management LLC Class A		572,400	15,323
CBOE Holdings, Inc.		292,000	24,064
Charles Schwab Corp.		1,202,843	46,730
Federated Investors, Inc. Class B (non-vtg.)		60,100	1,612
Goldman Sachs Group, Inc.		103,400	23,141
KKR & Co. LP		2,349,043	44,585
Morgan Stanley (c)		1,278,097	55,431
Northern Trust Corp.		810,464	72,942
Oaktree Capital Group LLC Class A		271,200	12,746
S&P Global, Inc.		218,900	29,374
State Street Corp. (c)		1,642,627	137,816
The Blackstone Group LP		1,662,600	51,275
			515,039
Insurance - 0.4%
Marsh & McLennan Companies, Inc.		353,607	26,213
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)		89,777	946
Radian Group, Inc.		1,077,768	18,193
			19,139

TOTAL FINANCIALS			1,670,858

HEALTH CARE - 13.0%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)		274,700	35,101
Amgen, Inc.		589,103	96,212
Biogen, Inc. (a)		75,400	20,449
Gilead Sciences, Inc.		398,200	27,297
Intercept Pharmaceuticals, Inc. (a)		50,526	5,677
Shire PLC sponsored ADR		102,800	18,191
Vertex Pharmaceuticals, Inc. (a)		22,600	2,674
			205,601
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co.		20,100	3,758
Boston Scientific Corp. (a)		611,000	16,118
Medtronic PLC		884,730	73,512
Meridian Bioscience, Inc.		131,100	1,940
Steris PLC		141,200	10,421
Zimmer Biomet Holdings, Inc.		231,910	27,748
			133,497
Health Care Providers & Services - 2.5%
Aetna, Inc.		51,600	6,970
Anthem, Inc.		227,200	40,417
Cigna Corp.		239,500	37,451
Humana, Inc.		108,600	24,107
McKesson Corp.		249,287	34,474
Patterson Companies, Inc. (d)		436,470	19,419
UnitedHealth Group, Inc.		85,500	14,952
			177,790
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.		527,100	29,017
Pharmaceuticals - 5.4%
Allergan PLC		42,600	10,388
AstraZeneca PLC sponsored ADR		378,300	11,444
Bayer AG		71,500	8,847
Bristol-Myers Squibb Co.		824,000	46,185
GlaxoSmithKline PLC sponsored ADR		2,784,222	113,875
Innoviva, Inc. (a)		273,800	3,227
Johnson & Johnson (c)		965,069	119,157
Novartis AG sponsored ADR		35,844	2,761
Sanofi SA		240,515	22,727
Teva Pharmaceutical Industries Ltd. sponsored ADR		1,584,720	50,045
			388,656

TOTAL HEALTH CARE			934,561

INDUSTRIALS - 11.6%
Aerospace & Defense - 2.4%
General Dynamics Corp.		101,700	19,708
Meggitt PLC		245,568	1,471
Rolls-Royce Holdings PLC		1,399,700	14,721
The Boeing Co. (c)		264,789	48,941
United Technologies Corp.		733,782	87,313
			172,154
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.		429,800	31,246
Expeditors International of Washington, Inc.		325,000	18,229
United Parcel Service, Inc. Class B		636,104	68,356
			117,831
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.		177,200	7,729
Ritchie Brothers Auctioneers, Inc.		33,800	1,108
			8,837
Construction & Engineering - 0.1%
Fluor Corp.		117,500	6,030
Electrical Equipment - 0.7%
Acuity Brands, Inc.		59,300	10,443
AMETEK, Inc.		335,100	19,168
Hubbell, Inc. Class B		183,239	20,730
			50,341
Industrial Conglomerates - 2.5%
General Electric Co.		6,122,280	177,485
Machinery - 0.9%
Burckhardt Compression Holding AG (d)		12,950	3,973
Donaldson Co., Inc.		223,700	10,353
Flowserve Corp.		594,700	30,252
IMI PLC		78,200	1,295
Wabtec Corp. (d)		181,300	15,209
			61,082
Professional Services - 0.3%
Intertrust NV		274,500	5,502
Nielsen Holdings PLC		366,700	15,082
Robert Half International, Inc.		71,300	3,283
			23,867
Road & Rail - 2.4%
CSX Corp. (c)		1,391,620	70,750
J.B. Hunt Transport Services, Inc. (c)		555,340	49,792
Norfolk Southern Corp. (c)		265,399	31,182
Union Pacific Corp.		193,000	21,608
			173,332
Trading Companies & Distributors - 0.6%
Fastenal Co.		269,500	12,041
Howden Joinery Group PLC		106,700	640
W.W. Grainger, Inc.		12,900	2,486
Watsco, Inc.		202,692	28,134
			43,301

TOTAL INDUSTRIALS			834,260

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.6%
Cisco Systems, Inc. (c)		3,511,352	119,632
Electronic Equipment & Components - 0.1%
Philips Lighting NV		155,300	5,254
Internet Software & Services - 3.4%
Alphabet, Inc.:
Class A (a)		146,807	135,726
Class C (a)		118,836	107,661
			243,387
IT Services - 3.6%
Accenture PLC Class A		99,700	12,094
Amdocs Ltd.		87,500	5,359
MasterCard, Inc. Class A		477,100	55,496
Paychex, Inc.		1,208,852	71,661
Sabre Corp.		587,200	13,746
Unisys Corp. (a)		1,228,318	13,880
Visa, Inc. Class A		992,184	90,507
			262,743
Semiconductors & Semiconductor Equipment - 1.6%
Qualcomm, Inc.		2,145,946	115,323
Software - 3.7%
Microsoft Corp. (c)		3,760,399	257,440
Oracle Corp.		145,153	6,526
			263,966
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc. (c)		1,412,394	202,890
Western Digital Corp. (c)		211,000	18,794
			221,684

TOTAL INFORMATION TECHNOLOGY			1,231,989

MATERIALS - 3.0%
Chemicals - 2.4%
CF Industries Holdings, Inc.		621,500	16,619
E.I. du Pont de Nemours & Co.		252,446	20,133
LyondellBasell Industries NV Class A		412,100	34,930
Monsanto Co.		442,615	51,613
Potash Corp. of Saskatchewan, Inc.		1,776,000	29,950
W.R. Grace & Co.		270,100	18,831
			172,076
Containers & Packaging - 0.6%
Ball Corp.		239,200	18,392
Graphic Packaging Holding Co.		76,600	1,040
WestRock Co.		397,600	21,295
			40,727
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.		17,400	1,371

TOTAL MATERIALS			214,174

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.		89,700	11,297
CoreSite Realty Corp.		40,600	3,973
Crown Castle International Corp.		326,600	30,896
First Potomac Realty Trust		55,018	605
Omega Healthcare Investors, Inc. (d)		134,800	4,448
Public Storage		85,000	17,797
Sabra Health Care REIT, Inc.		183,900	5,000
			74,016
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.		1,466,574	67,330
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.		1,809,000	62,646
PPL Corp.		213,700	8,144
			70,790
Multi-Utilities - 0.0%
Sempra Energy		400	45

TOTAL UTILITIES			70,835

TOTAL COMMON STOCKS
(Cost $6,062,277)			7,052,608

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.2%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%		175,565	67,680
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%		206,300	15,293
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%		66,200	3,372

TOTAL CONVERTIBLE PREFERRED STOCKS			86,345

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC:
(C Shares)		159,385,280	206
(C Shares)		99,378,700	129
			335
TOTAL PREFERRED STOCKS
(Cost $67,307)			86,680
		Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
9.5% 4/15/19 pay-in-kind		5,075	2,335
10% 10/15/18 pay-in-kind (b)(e)		3,959	2,882
			5,217
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (f)	EUR	6,700	8,808
TOTAL CONVERTIBLE BONDS
(Cost $16,191)			14,025
		Shares	Value (000s)

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumables - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) unit(b)(g)
(Cost $12,035)		12,034,966	12,035

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.85% (h)		52,524,223	52,535
Fidelity Securities Lending Cash Central Fund 0.86% (h)(i)		41,980,956	41,985
TOTAL MONEY MARKET FUNDS
(Cost $94,522)			94,520
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $6,252,332)			7,259,868
NET OTHER ASSETS (LIABILITIES) - (0.9)%			(67,123)
NET ASSETS - 100%			$7,192,745

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Apple, Inc.	7/21/17 - $155.00	775	$82	$(83)
Bank of America Corp.	5/19/17 - $27.00	9,964	538	(10)
Bank of America Corp.	7/21/17 - $26.00	10,115	283	(238)
Chevron Corp.	5/19/17 - $115.00	1,111	158	(2)
Cisco Systems, Inc.	5/19/17 - $36.00	3,519	81	(30)
Citigroup, Inc.	5/19/17 - $65.00	1,630	173	(4)
Comcast Corp. Class A	5/19/17 - $38.75	3,703	189	(341)
Comerica, Inc.	7/21/17 - $72.50	3,688	955	(994)
CSX Corp.	5/19/17 - $52.50	1,375	190	(58)
CSX Corp.	5/19/17 - $55.00	2,080	177	(16)
J.B. Hunt Transport Services, Inc.	5/19/17 - $105.00	519	109	(1)
Johnson & Johnson	5/19/17 - $130.00	963	76	(4)
JPMorgan Chase & Co.	5/19/17 - $95.00	2,630	439	(4)
JPMorgan Chase & Co.	7/21/17 - $95.00	2,690	129	(114)
Lowe's Companies, Inc.	5/19/17 - $87.50	1,512	23	(56)
Microsoft Corp.	5/19/17 - $67.50	1,903	181	(260)
Morgan Stanley	5/19/17 - $49.00	1,162	121	(1)
Norfolk Southern Corp.	6/16/17 - $130.00	520	162	(18)
Proctor & Gamble Co.	6/16/17 - $92.50	1,291	68	(13)
Regions Financial Corp.	5/19/17 - $17.00	3,230	75	(3)
Scripps Network Interactive, Inc. Class A	6/16/17 - $85.00	1,038	155	(34)
State Street Corp.	5/19/17 - $85.00	1,518	185	(156)
SunTrust Banks, Inc.	7/21/17 - $65.00	1,445	208	(31)
The Boeing Co.	5/19/17 - $185.00	481	220	(96)
The Boeing Co.	5/19/17 - $190.00	481	132	(24)
Western Digital Corp.	5/19/17 - $90.00	1,992	552	(349)
TOTAL WRITTEN OPTIONS			$5,661	$(2,940)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,917,000 or 0.2% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $329,407,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,808,000 or 0.1% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 10% 10/15/18 pay-in-kind	10/16/13 - 4/15/17	$3,958
NJOY, Inc.	2/14/14	$1,164
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16 - 11/4/16	$12,035

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$274
Fidelity Securities Lending Cash Central Fund	241
Total	$515

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$549,960	$549,960	$--	$--
Consumer Staples	518,123	502,307	15,816	--
Energy	886,502	886,502	--	--
Financials	1,670,858	1,669,399	1,459	--
Health Care	1,002,241	902,987	99,254	--
Industrials	849,888	834,595	15,293	--
Information Technology	1,231,989	1,231,989	--	--
Materials	214,174	214,174	--	--
Real Estate	74,016	74,016	--	--
Telecommunication Services	67,330	67,330	--	--
Utilities	74,207	74,207	--	--
Corporate Bonds	14,025	--	11,143	2,882
Other	12,035	--	--	12,035
Money Market Funds	94,520	94,520	--	--
Total Investments in Securities:	$7,259,868	$7,101,986	$142,965	$14,917
Derivative Instruments:
Liabilities
Written Options	$(2,940)	$(2,940)	$--	$--
Total Liabilities	$(2,940)	$(2,940)	$--	$--
Total Derivative Instruments:	$(2,940)	$(2,940)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $6,263,100,000. Net unrealized appreciation aggregated $996,768,000, of which $1,394,897,000 related to appreciated investment securities and $398,129,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

April 30, 2017

SCV-QTLY-0617
1.815774.112

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.9%
Standard Motor Products, Inc.	600,000	$30,498,000
Diversified Consumer Services - 2.3%
Grand Canyon Education, Inc. (a)	500,000	37,580,000
Strayer Education, Inc.	500,000	43,355,000
		80,935,000
Hotels, Restaurants & Leisure - 1.1%
Cedar Fair LP (depositary unit)	540,834	38,761,573
Household Durables - 4.9%
CalAtlantic Group, Inc.	2,500,000	90,550,000
Meritage Homes Corp. (a)	1,975,378	76,940,973
		167,490,973
Specialty Retail - 2.9%
Aarons, Inc. Class A	2,110,400	75,847,776
Genesco, Inc. (a)	158,432	8,444,426
Hibbett Sports, Inc. (a)(b)	594,006	15,444,156
		99,736,358

TOTAL CONSUMER DISCRETIONARY		417,421,904

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 2.1%
United Natural Foods, Inc. (a)	1,750,000	72,677,500
ENERGY - 3.6%
Energy Equipment & Services - 1.8%
ShawCor Ltd. Class A	2,500,000	62,726,640
Oil, Gas & Consumable Fuels - 1.8%
World Fuel Services Corp.	1,700,000	62,611,000

TOTAL ENERGY		125,337,640

FINANCIALS - 30.4%
Banks - 16.8%
Associated Banc-Corp.	2,700,000	67,230,000
Banner Corp.	179,600	9,913,920
BOK Financial Corp.	1,000,000	84,290,000
Cullen/Frost Bankers, Inc.	1,000,000	94,390,000
CVB Financial Corp.	4,559,110	98,203,229
First Citizen Bancshares, Inc.	140,370	48,857,182
First Citizen Bancshares, Inc. Class A	180,954	62,982,849
Hilltop Holdings, Inc.	531,100	14,769,891
Popular, Inc.	284,520	11,924,233
UMB Financial Corp.	1,200,000	86,988,000
		579,549,304
Capital Markets - 2.9%
Federated Investors, Inc. Class B (non-vtg.)	2,000,000	53,640,000
OM Asset Management Ltd.	3,027,201	47,103,248
		100,743,248
Insurance - 9.5%
Allied World Assurance Co. Holdings AG	750,000	39,817,500
Argo Group International Holdings, Ltd.	87,200	5,750,840
Aspen Insurance Holdings Ltd.	500,000	26,175,000
Enstar Group Ltd. (a)	250,000	48,700,000
First American Financial Corp.	2,500,000	108,525,001
ProAssurance Corp.	1,610,400	99,683,760
		328,652,101
Thrifts & Mortgage Finance - 1.2%
Washington Federal, Inc.	1,250,000	42,125,000

TOTAL FINANCIALS		1,051,069,653

HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 3.0%
LivaNova PLC (a)	1,980,051	104,348,688
Health Care Providers & Services - 1.3%
Civitas Solutions, Inc. (a)(c)	2,500,000	44,500,000
Health Care Technology - 0.6%
Cegedim SA (a)	670,247	18,646,755
Pharmaceuticals - 0.9%
Innoviva, Inc. (a)(b)	2,681,753	31,604,459

TOTAL HEALTH CARE		199,099,902

INDUSTRIALS - 14.8%
Aerospace & Defense - 3.0%
Moog, Inc. Class A (a)	1,500,000	102,975,000
Commercial Services & Supplies - 0.3%
Essendant, Inc.	534,657	8,928,772
Electrical Equipment - 4.5%
AZZ, Inc.	500,000	29,525,000
Melrose Industries PLC	15,000,000	45,947,220
Regal Beloit Corp.	1,010,168	79,651,747
		155,123,967
Machinery - 3.0%
Hillenbrand, Inc.	1,000,000	36,900,000
Mueller Industries, Inc.	2,100,000	67,284,000
		104,184,000
Road & Rail - 2.4%
Genesee & Wyoming, Inc. Class A (a)	1,250,000	84,700,000
Trading Companies & Distributors - 1.6%
WESCO International, Inc. (a)	900,000	54,855,000

TOTAL INDUSTRIALS		510,766,739

INFORMATION TECHNOLOGY - 12.5%
Electronic Equipment & Components - 5.2%
Jabil Circuit, Inc.	1,000,000	29,020,000
SYNNEX Corp.	500,000	54,215,000
Tech Data Corp. (a)	1,000,000	95,650,000
		178,885,000
Internet Software & Services - 4.0%
Cimpress NV (a)(b)	572,000	46,949,760
j2 Global, Inc.	1,000,000	90,240,000
		137,189,760
IT Services - 2.6%
Presidio, Inc.	308,100	4,544,475
Science Applications International Corp.	1,200,000	87,588,000
		92,132,475
Technology Hardware, Storage & Peripherals - 0.7%
Super Micro Computer, Inc. (a)	1,000,000	24,400,000

TOTAL INFORMATION TECHNOLOGY		432,607,235

MATERIALS - 4.4%
Containers & Packaging - 2.7%
Silgan Holdings, Inc.	1,500,000	90,930,000
Metals & Mining - 1.7%
Compass Minerals International, Inc. (b)	900,000	59,400,000

TOTAL MATERIALS		150,330,000

REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 7.2%
CareTrust (REIT), Inc.	329,500	5,608,090
Potlatch Corp.	2,000,000	90,100,000
Sabra Health Care REIT, Inc.	2,500,000	67,975,000
Store Capital Corp.	3,500,000	83,965,000
		247,648,090
Real Estate Management & Development - 1.5%
Kennedy Wilson Europe Real Estate PLC	3,809,474	51,264,579

TOTAL REAL ESTATE		298,912,669

UTILITIES - 4.2%
Electric Utilities - 4.2%
El Paso Electric Co.	1,500,000	77,400,000
IDACORP, Inc.	800,000	67,616,000
		145,016,000
TOTAL COMMON STOCKS
(Cost $2,698,063,639)		3,403,239,242
	Principal Amount	Value

Nonconvertible Bonds - 0.3%
INDUSTRIALS - 0.3%
Machinery - 0.3%
Mueller Industries, Inc. 6% 3/1/27 (Cost $10,499,000)	10,499,000	10,499,000
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.85% (d)	27,850,550	27,856,120
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	58,905,340	58,911,231
TOTAL MONEY MARKET FUNDS
(Cost $86,763,243)		86,767,351
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $2,795,325,882)		3,500,505,593
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(48,754,874)
NET ASSETS - 100%		$3,451,750,719

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$198,377
Fidelity Securities Lending Cash Central Fund	410,451
Total	$608,828

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Civitas Solutions, Inc.	$51,905,817	$1,436,164	$--	$--	$44,500,000
Hibbett Sports, Inc.	56,765,952	1,026,770	29,733,039	--	--
Potlatch Corp.	87,975,000	--	13,077,698	2,474,999	--
Universal Corp.	77,103,000	--	91,779,538	1,070,000	--
Total	$273,749,769	$2,462,934	$134,590,275	$3,544,999	$44,500,000

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$417,421,904	$417,421,904	$--	$--
Consumer Staples	72,677,500	72,677,500	--	--
Energy	125,337,640	125,337,640	--	--
Financials	1,051,069,653	1,051,069,653	--	--
Health Care	199,099,902	199,099,902	--	--
Industrials	510,766,739	510,766,739	--	--
Information Technology	432,607,235	432,607,235	--	--
Materials	150,330,000	150,330,000	--	--
Real Estate	298,912,669	298,912,669	--	--
Utilities	145,016,000	145,016,000	--	--
Corporate Bonds	10,499,000	--	10,499,000	--
Money Market Funds	86,767,351	86,767,351	--	--
Total Investments in Securities:	$3,500,505,593	$3,490,006,593	$10,499,000	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $2,795,551,749. Net unrealized appreciation aggregated $704,953,844, of which $795,188,084 related to appreciated investment securities and $90,234,240 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

April 30, 2017

SCP-QTLY-0617
1.815773.112

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Distributors - 0.3%
Pool Corp.	60,000	$7,177,200
Diversified Consumer Services - 2.7%
Grand Canyon Education, Inc. (a)	865,075	65,019,037
Service Corp. International	342,700	11,041,794
		76,060,831
Hotels, Restaurants & Leisure - 6.9%
Cedar Fair LP (depositary unit)	508,129	36,417,605
Churchill Downs, Inc.	99,900	16,663,320
Dave & Buster's Entertainment, Inc. (a)	362,000	23,171,620
Freshii, Inc.	920,000	8,357,203
Jack in the Box, Inc.	125,000	12,746,250
Papa John's International, Inc.	225,000	17,788,500
U.S. Foods Holding Corp.	920,200	25,949,640
Vail Resorts, Inc.	239,690	47,377,125
Zoe's Kitchen, Inc. (a)(b)	500,000	9,025,000
		197,496,263
Household Durables - 2.0%
Cavco Industries, Inc. (a)	170,000	20,187,500
SodaStream International Ltd. (a)	233,219	12,684,781
TopBuild Corp. (a)	485,737	24,864,877
		57,737,158
Internet & Direct Marketing Retail - 0.2%
Gaia, Inc. Class A (a)	632,733	6,928,426
Media - 2.0%
Cinemark Holdings, Inc.	720,000	31,104,000
Emerald Expositions Events, Inc.	720,885	14,057,258
Gray Television, Inc. (a)	800,000	11,720,000
		56,881,258

TOTAL CONSUMER DISCRETIONARY		402,281,136

CONSUMER STAPLES - 4.4%
Beverages - 0.5%
National Beverage Corp. (b)	155,000	13,731,450
REED'S, Inc. (a)	514,064	1,824,927
		15,556,377
Food & Staples Retailing - 1.2%
Performance Food Group Co. (a)	808,600	20,134,140
United Natural Foods, Inc. (a)	304,159	12,631,723
		32,765,863
Food Products - 0.9%
Lamb Weston Holdings, Inc.	320,000	13,360,000
Post Holdings, Inc. (a)	160,000	13,470,400
		26,830,400
Household Products - 1.2%
Central Garden & Pet Co. (a)(b)	450,400	17,025,120
Central Garden & Pet Co. Class A (non-vtg.) (a)	500,000	17,615,000
		34,640,120
Personal Products - 0.6%
Herbalife Ltd. (a)(b)	275,000	17,396,500

TOTAL CONSUMER STAPLES		127,189,260

ENERGY - 1.2%
Energy Equipment & Services - 0.7%
Dril-Quip, Inc. (a)	84,257	4,343,448
Frank's International NV (b)	800,000	7,280,000
Superior Drilling Products, Inc. (a)	196,557	176,901
Tesco Corp. (a)	1,152,960	7,551,888
Xtreme Drilling & Coil Services Corp. (a)	1,289,000	2,209,633
		21,561,870
Oil, Gas & Consumable Fuels - 0.5%
Callon Petroleum Co. (a)	700,000	8,288,000
StealthGas, Inc. (a)	1,414,187	4,836,520
		13,124,520

TOTAL ENERGY		34,686,390

FINANCIALS - 8.2%
Banks - 1.5%
Banner Corp.	195,000	10,764,000
Investors Bancorp, Inc.	1,283,998	17,783,372
PacWest Bancorp	275,000	13,582,250
		42,129,622
Capital Markets - 1.5%
Apollo Global Management LLC Class A	815,000	21,817,550
CBOE Holdings, Inc.	36,000	2,966,760
MSCI, Inc.	186,846	18,744,391
		43,528,701
Diversified Financial Services - 1.4%
Cotiviti Holdings, Inc.	943,061	39,410,519
Insurance - 2.0%
Assured Guaranty Ltd.	265,000	10,104,450
Enstar Group Ltd. (a)	113,000	22,012,400
ProAssurance Corp.	420,801	26,047,582
		58,164,432
Thrifts & Mortgage Finance - 1.8%
Essent Group Ltd. (a)	636,059	23,540,544
Meridian Bancorp, Inc. Maryland	1,022,134	17,938,452
WSFS Financial Corp.	190,762	9,003,966
		50,482,962

TOTAL FINANCIALS		233,716,236

HEALTH CARE - 18.3%
Biotechnology - 4.6%
Acorda Therapeutics, Inc. (a)	410,700	6,632,805
Advanced Accelerator Applications SA sponsored ADR (a)	163,797	6,224,286
Alder Biopharmaceuticals, Inc. (a)	330,000	6,616,500
Amicus Therapeutics, Inc. (a)	849,700	6,525,696
Ascendis Pharma A/S sponsored ADR (a)(b)	415,183	12,252,050
Blueprint Medicines Corp. (a)	300,000	13,974,000
Coherus BioSciences, Inc. (a)	306,750	5,889,600
Curis, Inc. (a)	2,398,200	5,803,644
DBV Technologies SA sponsored ADR (a)	154,188	5,447,462
Dyax Corp. rights 12/31/19 (a)	380,400	970,020
Five Prime Therapeutics, Inc. (a)	153,800	5,361,468
Heron Therapeutics, Inc. (a)(b)	331,399	5,086,975
Intercept Pharmaceuticals, Inc. (a)	31,600	3,550,260
La Jolla Pharmaceutical Co. (a)	217,522	6,308,138
Lion Biotechnologies, Inc. (a)	581,930	3,986,221
Macrogenics, Inc. (a)	280,000	6,050,800
Otonomy, Inc. (a)	338,029	4,512,687
Proteostasis Therapeutics, Inc. (a)	250,000	1,511,250
TESARO, Inc. (a)	125,101	18,463,657
Ultragenyx Pharmaceutical, Inc. (a)	110,000	7,082,900
		132,250,419
Health Care Equipment & Supplies - 5.7%
Cantel Medical Corp.	293,096	21,809,273
Globus Medical, Inc. (a)	500,000	15,165,000
Inogen, Inc. (a)	140,000	11,604,600
Insulet Corp. (a)	301,600	13,092,456
Integra LifeSciences Holdings Corp. (a)	515,100	23,679,147
Novocure Ltd. (a)(b)	1,620,000	18,306,000
NxStage Medical, Inc. (a)	1,481,032	44,268,046
Wright Medical Group NV (a)	472,129	14,348,000
		162,272,522
Health Care Providers & Services - 1.0%
LHC Group, Inc. (a)	200,000	10,820,000
Premier, Inc. (a)	530,000	17,914,000
		28,734,000
Health Care Technology - 1.3%
athenahealth, Inc. (a)	110,557	10,835,692
Evolent Health, Inc. (a)	570,000	13,252,500
Veeva Systems, Inc. Class A (a)	250,000	13,405,000
		37,493,192
Life Sciences Tools & Services - 2.4%
Accelerate Diagnostics, Inc. (a)(b)	300,000	8,190,000
Bio-Rad Laboratories, Inc. Class A (a)	75,000	16,369,500
Cambrex Corp. (a)	420,000	24,927,000
ICON PLC (a)	240,000	20,277,600
		69,764,100
Pharmaceuticals - 3.3%
Achaogen, Inc. (a)	200,000	4,816,000
Aclaris Therapeutics, Inc. (a)	200,000	5,622,000
Aerie Pharmaceuticals, Inc. (a)	200,000	8,810,000
Avexis, Inc. (a)	111,600	8,983,800
Catalent, Inc. (a)	896,600	26,252,448
Collegium Pharmaceutical, Inc. (a)(b)	220,000	2,158,200
GW Pharmaceuticals PLC ADR (a)	67,000	7,954,910
NeuroDerm Ltd. (a)	200,000	5,775,000
SCYNEXIS, Inc. (a)(b)	931,989	2,590,929
SCYNEXIS, Inc. warrants 6/21/21	168,750	182,771
The Medicines Company (a)	200,000	9,864,000
Theravance Biopharma, Inc. (a)	280,300	11,304,499
		94,314,557

TOTAL HEALTH CARE		524,828,790

INDUSTRIALS - 16.1%
Aerospace & Defense - 2.7%
BWX Technologies, Inc.	734,000	36,090,780
Elbit Systems Ltd.	105,000	12,472,950
HEICO Corp. Class A	162,500	9,961,250
Mercury Systems, Inc. (a)	190,000	7,102,200
Teledyne Technologies, Inc. (a)	90,000	12,134,700
		77,761,880
Air Freight & Logistics - 0.4%
Hub Group, Inc. Class A (a)	297,189	11,634,949
Airlines - 0.5%
SkyWest, Inc.	370,000	13,764,000
Building Products - 1.1%
A.O. Smith Corp.	234,000	12,607,920
Universal Forest Products, Inc.	205,000	19,534,450
		32,142,370
Commercial Services & Supplies - 1.4%
KAR Auction Services, Inc.	375,000	16,357,500
Viad Corp.	550,000	24,860,000
		41,217,500
Construction & Engineering - 2.5%
Dycom Industries, Inc. (a)	240,000	25,358,400
Granite Construction, Inc.	285,000	15,022,350
KBR, Inc.	2,150,000	30,207,500
		70,588,250
Electrical Equipment - 0.6%
Regal Beloit Corp.	216,082	17,038,066
Machinery - 3.2%
AGCO Corp.	233,775	14,959,262
Allison Transmission Holdings, Inc.	1,039,836	40,220,856
Colfax Corp. (a)	520,000	21,044,400
John Bean Technologies Corp.	182,346	16,164,973
		92,389,491
Professional Services - 1.0%
CBIZ, Inc. (a)	696,100	10,963,575
WageWorks, Inc. (a)	227,500	16,789,500
		27,753,075
Trading Companies & Distributors - 2.7%
MSC Industrial Direct Co., Inc. Class A	255,000	22,830,150
SiteOne Landscape Supply, Inc.	700,000	33,467,000
Univar, Inc. (a)	660,000	19,701,000
		75,998,150

TOTAL INDUSTRIALS		460,287,731

INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 0.7%
InterDigital, Inc.	176,339	15,852,876
Viavi Solutions, Inc. (a)	500,000	5,000,000
		20,852,876
Electronic Equipment & Components - 3.8%
Cardtronics PLC	536,537	22,309,208
Cognex Corp.	196,900	16,803,446
Coherent, Inc. (a)	35,000	7,546,000
Fabrinet (a)	220,000	7,627,400
Jabil Circuit, Inc.	880,000	25,537,600
Novanta, Inc. (a)	400,000	11,220,000
Orbotech Ltd. (a)	499,099	16,435,330
		107,478,984
Internet Software& Services - 8.2%
2U, Inc. (a)(b)	1,861,744	84,523,180
Alarm.com Holdings, Inc. (a)	218,053	7,110,708
Benefitfocus, Inc. (a)	339,063	10,680,485
CommerceHub, Inc. Series A (a)	373,072	5,969,152
Five9, Inc. (a)	800,000	14,596,000
GoDaddy, Inc. (a)(b)	602,966	23,467,437
Gogo, Inc. (a)(b)	1,791,456	22,590,260
Instructure, Inc. (a)	600,000	14,340,000
Stamps.com, Inc. (a)(b)	493,711	52,407,423
		235,684,645
IT Services - 4.0%
Black Knight Financial Services, Inc. Class A (a)(b)	355,000	14,697,000
Booz Allen Hamilton Holding Corp. Class A	560,000	20,120,800
CSRA, Inc.	700,000	20,356,000
EPAM Systems, Inc. (a)	330,000	25,410,000
Euronet Worldwide, Inc. (a)	215,026	17,765,448
Genpact Ltd.	433,101	10,576,326
Planet Payment, Inc. (a)	999,600	4,168,332
		113,093,906
Semiconductors & Semiconductor Equipment - 3.7%
Cirrus Logic, Inc. (a)	301,532	19,403,584
Cypress Semiconductor Corp.	700,000	9,807,000
Entegris, Inc. (a)	1,100,000	27,280,000
Monolithic Power Systems, Inc.	80,000	7,320,000
Nanometrics, Inc. (a)	800,165	25,249,207
PDF Solutions, Inc. (a)	860,434	16,365,455
		105,425,246
Software - 7.9%
ACI Worldwide, Inc. (a)	720,000	15,472,800
Aspen Technology, Inc. (a)	450,000	27,670,500
Callidus Software, Inc. (a)	600,000	12,630,000
Fair Isaac Corp.	95,000	12,870,600
HubSpot, Inc. (a)	303,115	20,323,861
Parametric Technology Corp. (a)	452,203	24,441,572
Paycom Software, Inc. (a)(b)	404,832	24,391,128
RealPage, Inc. (a)	616,766	22,851,180
RingCentral, Inc. (a)	500,000	15,975,000
Tableau Software, Inc. (a)	64,506	3,462,682
Take-Two Interactive Software, Inc. (a)	753,601	47,363,823
		227,453,146

TOTAL INFORMATION TECHNOLOGY		809,988,803

MATERIALS - 5.5%
Chemicals - 4.2%
Innospec, Inc.	112,295	7,411,470
Platform Specialty Products Corp. (a)	1,300,000	18,421,000
The Chemours Co. LLC	1,611,619	64,932,130
The Scotts Miracle-Gro Co. Class A	80,000	7,728,000
Trinseo SA	330,000	21,912,000
		120,404,600
Containers & Packaging - 0.3%
Berry Global Group, Inc. (a)	180,000	9,000,000
Paper & Forest Products - 1.0%
Neenah Paper, Inc.	210,000	16,453,500
Quintis Ltd. (b)	11,793,636	10,597,290
		27,050,790

TOTAL MATERIALS		156,455,390

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
CoreSite Realty Corp.	160,000	15,656,000
Hudson Pacific Properties, Inc.	458,800	15,764,368
Store Capital Corp.	817,300	19,607,027
Terreno Realty Corp.	287,100	8,865,648
		59,893,043
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Ormat Technologies, Inc.	150,000	8,859,000
TOTAL COMMON STOCKS
(Cost $2,349,365,881)		2,818,185,779

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.85% (c)	102,838,486	102,859,054
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	103,461,527	103,471,874
TOTAL MONEY MARKET FUNDS
(Cost $206,320,911)		206,330,928
TOTAL INVESTMENT PORTFOLIO - 105.7%
(Cost $2,555,686,792)		3,024,516,707
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(162,690,262)
NET ASSETS - 100%		$2,861,826,445

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$191,149
Fidelity Securities Lending Cash Central Fund	875,474
Total	$1,066,623

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$402,281,136	$402,281,136	$--	$--
Consumer Staples	127,189,260	127,189,260	--	--
Energy	34,686,390	34,686,390	--	--
Financials	233,716,236	233,716,236	--	--
Health Care	524,828,790	523,675,999	182,771	970,020
Industrials	460,287,731	460,287,731	--	--
Information Technology	809,988,803	809,988,803	--	--
Materials	156,455,390	156,455,390	--	--
Real Estate	59,893,043	59,893,043	--	--
Utilities	8,859,000	8,859,000	--	--
Money Market Funds	206,330,928	206,330,928	--	--
Total Investments in Securities:	$3,024,516,707	$3,023,363,916	$182,771	$970,020

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $2,559,533,977. Net unrealized appreciation aggregated $464,982,730, of which $550,386,102 related to appreciated investment securities and $85,403,372 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® OTC Portfolio

April 30, 2017

OTC-QTLY-0617
1.800345.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.2%
Automobiles - 9.1%
Tesla, Inc. (a)(b)	4,087,101	$1,283,642
Hotels, Restaurants & Leisure - 3.8%
Chipotle Mexican Grill, Inc. (a)(b)	408,818	193,972
Churchill Downs, Inc.	369,500	61,633
Intrawest Resorts Holdings, Inc. (a)	309,535	7,299
Marriott International, Inc. Class A	1,009,400	95,308
Starbucks Corp.	2,101,800	126,234
Vail Resorts, Inc.	36,400	7,195
Wingstop, Inc. (b)(c)	1,664,900	48,998
		540,639
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc. (a)	831,308	768,952
Groupon, Inc. (a)(b)(c)	59,371,781	232,737
Netflix, Inc. (a)	159,200	24,230
Wayfair LLC Class A (a)(b)	2,405,768	109,968
		1,135,887
Media - 1.7%
Altice NV (a)	762,735	18,542
Charter Communications, Inc. Class A (a)	279,382	96,431
Comcast Corp. Class A	453,100	17,757
DISH Network Corp. Class A (a)	22,400	1,443
Liberty Global PLC:
Class A (a)	971,900	34,425
LiLAC Class A (a)	172,599	3,706
Liberty Media Corp. Liberty Media Class A (a)	1,993,303	67,593
Turn, Inc. (a)	1,199,041	863
		240,760
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	184,800	15,296
Specialty Retail - 0.1%
Ross Stores, Inc.	297,400	19,331
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG sponsored ADR	33,900	3,400
lululemon athletica, Inc. (a)	1,053,346	54,774
		58,174

TOTAL CONSUMER DISCRETIONARY		3,293,729

CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Monster Beverage Corp. (a)	1,080,900	49,051
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	524,483	93,106
Walgreens Boots Alliance, Inc.	288	25
		93,131
Food Products - 0.4%
Mondelez International, Inc.	1,060,652	47,761
The Kraft Heinz Co.	175,800	15,891
		63,652
Personal Products - 0.2%
Coty, Inc. Class A	1,286,500	22,964

TOTAL CONSUMER STAPLES		228,798

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.	153,300	8,741
Centennial Resource Development, Inc. Class A	2,959,400	48,801
Diamondback Energy, Inc. (a)	1,117,000	111,521
Extraction Oil & Gas, Inc.	2,334,152	36,529
PDC Energy, Inc. (a)	1,754,000	96,873
		302,465
FINANCIALS - 4.2%
Banks - 2.7%
Bank of America Corp.	1,373,600	32,060
Bank of the Ozarks, Inc.	224,900	10,676
Commerce Bancshares, Inc.	469,768	25,814
CVB Financial Corp.	471,200	10,150
Fifth Third Bancorp	429,000	10,480
Glacier Bancorp, Inc.	152,600	5,155
Huntington Bancshares, Inc.	6,814,100	87,629
Investors Bancorp, Inc.	3,480,500	48,205
PacWest Bancorp	994,400	49,113
PrivateBancorp, Inc.	22,000	1,271
Signature Bank (a)	107,100	14,828
Stock Yards Bancorp, Inc.	296,400	12,152
SVB Financial Group (a)	31,800	5,595
UMB Financial Corp.	353,200	25,603
Wells Fargo & Co.	711,700	38,318
		377,049
Capital Markets - 1.0%
Carlyle Group LP	630,500	11,160
Northern Trust Corp.	734,500	66,105
TD Ameritrade Holding Corp.	1,615,000	61,806
		139,071
Consumer Finance - 0.5%
Capital One Financial Corp.	865,800	69,593
Diversified Financial Services - 0.0%
Bioverativ, Inc.	1,705	100
Thrifts & Mortgage Finance - 0.0%
Beneficial Bancorp, Inc.	478,000	7,648

TOTAL FINANCIALS		593,461

HEALTH CARE - 16.6%
Biotechnology - 14.2%
Acceleron Pharma, Inc. (a)	133,700	4,415
Advanced Accelerator Applications SA sponsored ADR (a)	1,013,900	38,528
Agios Pharmaceuticals, Inc. (a)	42,400	2,108
Alexion Pharmaceuticals, Inc. (a)	3,804,189	486,099
Alkermes PLC (a)	1,218,036	70,951
Alnylam Pharmaceuticals, Inc. (a)	130,900	7,016
Amgen, Inc.	2,850,711	465,578
Axovant Sciences Ltd. (a)	96,566	2,341
Biogen, Inc. (a)	3,410	925
BioMarin Pharmaceutical, Inc. (a)	817,156	78,316
bluebird bio, Inc. (a)(b)	260,226	23,147
Blueprint Medicines Corp. (a)	167,200	7,788
Celldex Therapeutics, Inc. (a)(b)	690,885	2,301
Cellectis SA sponsored ADR (a)	351,800	8,482
Chiasma, Inc. (a)(b)	407,350	631
Chimerix, Inc. (a)	53,300	319
Coherus BioSciences, Inc. (a)	1,186,816	22,787
CytomX Therapeutics, Inc. (a)	490,400	7,704
CytomX Therapeutics, Inc. (d)	244,269	3,837
Dicerna Pharmaceuticals, Inc. (a)(b)	413,107	1,376
Editas Medicine, Inc. (a)	1,080,068	20,359
Galapagos Genomics NV sponsored ADR (a)	425,900	36,994
Genocea Biosciences, Inc. (a)(b)	801,170	5,119
GenSight Biologics SA	400,035	2,976
Gilead Sciences, Inc.	10,398	713
Heron Therapeutics, Inc. (a)(b)	1,183,441	18,166
Intercept Pharmaceuticals, Inc. (a)	334,223	37,550
Ionis Pharmaceuticals, Inc. (a)	391,887	18,885
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	1,974,542	32,225
Jounce Therapeutics, Inc.	81,300	2,302
Jounce Therapeutics, Inc.	599,563	16,131
Lion Biotechnologies, Inc. (a)	1,261,900	8,644
Macrogenics, Inc. (a)	41,904	906
Neurocrine Biosciences, Inc. (a)	807,900	43,142
Novavax, Inc. (a)(b)	4,765,500	3,889
OvaScience, Inc. (a)	1,237,257	1,868
Portola Pharmaceuticals, Inc. (a)	71,136	2,845
ProNai Therapeutics, Inc. (a)	162,200	225
Regeneron Pharmaceuticals, Inc. (a)	484,300	188,146
Sage Therapeutics, Inc. (a)	96,400	6,844
Seattle Genetics, Inc. (a)	3,879	265
Spark Therapeutics, Inc. (a)(b)	337,690	19,576
TESARO, Inc. (a)(b)	1,941,500	286,546
Trevena, Inc. (a)	1,519,120	4,968
Ultragenyx Pharmaceutical, Inc. (a)	197,296	12,704
uniQure B.V. (a)	253,700	1,360
Vertex Pharmaceuticals, Inc. (a)	978	116
Xencor, Inc. (a)	3,680	94
		2,008,207
Health Care Equipment & Supplies - 0.3%
DexCom, Inc. (a)	413,900	32,268
Insulet Corp. (a)	119,600	5,192
		37,460
Health Care Providers & Services - 0.1%
Acadia Healthcare Co., Inc. (a)(b)	158,700	6,916
R1 RCM, Inc. (a)	3,062,444	11,913
		18,829
Health Care Technology - 1.6%
athenahealth, Inc. (a)(b)(c)	2,374,783	232,752
Castlight Health, Inc. Class B (a)	53,600	206
		232,958
Pharmaceuticals - 0.4%
Achaogen, Inc. (a)(b)	393,500	9,475
Castle Creek Pharmaceuticals, LLC Class A-2 (e)(f)	30,303	10,000
Flex Pharma, Inc. (a)(b)	211,434	727
GW Pharmaceuticals PLC ADR (a)	53,927	6,403
Innoviva, Inc. (a)	65	1
Intra-Cellular Therapies, Inc. (a)(b)	129,036	1,783
Jazz Pharmaceuticals PLC (a)	57,500	9,159
The Medicines Company (a)	240,400	11,857
Theravance Biopharma, Inc. (a)(b)	190,800	7,695
		57,100

TOTAL HEALTH CARE		2,354,554

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC sponsored ADR (a)(b)	1,692,400	17,855
Space Exploration Technologies Corp. Class A (a)(f)	151,477	15,905
		33,760
Airlines - 1.0%
American Airlines Group, Inc.	3,337,082	142,226
Wheels Up Partners Holdings LLC Series B (a)(e)(f)	1,760,377	4,771
		146,997
Road & Rail - 0.3%
CSX Corp.	373,100	18,968
J.B. Hunt Transport Services, Inc.	219,091	19,644
		38,612
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	486,800	19,618

TOTAL INDUSTRIALS		238,987

INFORMATION TECHNOLOGY - 46.7%
Communications Equipment - 0.0%
Cisco Systems, Inc.	64,200	2,187
Internet Software & Services - 16.7%
2U, Inc. (a)(b)	460,041	20,886
Alphabet, Inc.:
Class A (a)	838,527	775,235
Class C (a)	437,569	396,420
Coupa Software, Inc.	15,600	433
Criteo SA sponsored ADR (a)(b)(c)	5,294,671	287,977
Dropbox, Inc. Class B (a)(f)	331,524	3,690
Facebook, Inc. Class A (a)	2,844,594	427,400
MuleSoft, Inc. Class A	21,400	493
New Relic, Inc. (a)	1,600,056	63,970
Nutanix, Inc.:
Class A (a)	4,712,008	71,575
Class B (d)	311,503	4,732
Okta, Inc.	37,400	974
Shopify, Inc. Class A (a)	971,526	73,787
Shutterstock, Inc. (a)(b)(c)	1,765,293	76,314
The Trade Desk, Inc.	1,050,900	39,251
Twilio, Inc. Class A	2,791,988	92,275
Twitter, Inc. (a)	61,100	1,007
Wix.com Ltd. (a)	265,305	21,874
		2,358,293
IT Services - 0.7%
Alliance Data Systems Corp.	177,800	44,384
AppNexus, Inc. warrants (a)(f)	1	0
Square, Inc. (a)	3,208,000	58,514
		102,898
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	984,000	13,087
Analog Devices, Inc.	618,700	47,145
Broadcom Ltd.	278,726	61,545
Cavium, Inc. (a)	106,300	7,319
Cirrus Logic, Inc. (a)	297,330	19,133
Marvell Technology Group Ltd.	2,092,100	31,423
Micron Technology, Inc. (a)	19,244	532
NVIDIA Corp.	2,963,691	309,113
NXP Semiconductors NV (a)	241,000	25,486
Qorvo, Inc. (a)	555,900	37,818
Qualcomm, Inc.	824,656	44,317
Xilinx, Inc.	25,700	1,622
		598,540
Software - 16.3%
Activision Blizzard, Inc.	13,431,289	701,785
Atlassian Corp. PLC (a)	351,746	12,128
Autodesk, Inc. (a)	3,363,900	302,986
Cloudera, Inc.	126,709	2,064
HubSpot, Inc. (a)	861,880	57,789
LINE Corp. ADR	26,490	910
Microsoft Corp.	3,715,549	254,366
Paycom Software, Inc. (a)(b)	2,148,194	129,429
Paylocity Holding Corp. (a)	1,027,891	40,540
Salesforce.com, Inc. (a)	250,048	21,534
Snap, Inc.:
Class A	510,029	10,351
Class A (a)	731,800	16,502
Class B	510,029	10,351
Take-Two Interactive Software, Inc. (a)	562,800	35,372
Tanium, Inc. Class B (a)(f)	392,200	1,947
Ubisoft Entertainment SA (a)(c)	10,792,217	511,384
Ultimate Software Group, Inc. (a)	58,700	11,897
Workday, Inc. Class A (a)	731,500	63,933
Xero Ltd. (a)	324,851	4,851
Zendesk, Inc. (a)	4,005,384	115,155
		2,305,274
Technology Hardware, Storage & Peripherals - 8.8%
Apple, Inc.	8,667,220	1,245,046
Western Digital Corp.	7,545	672
		1,245,718

TOTAL INFORMATION TECHNOLOGY		6,612,910

MATERIALS - 0.3%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	421,500	35,726
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(f)	29,911	1,550
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	419,200	28,200
TOTAL COMMON STOCKS
(Cost $9,257,148)		13,690,380

Convertible Preferred Stocks - 3.0%
CONSUMER DISCRETIONARY - 0.3%
Diversified Consumer Services - 0.0%
Handy Technologies, Inc. Series C (a)(f)	415,643	1,480
Household Durables - 0.3%
Roku, Inc.:
Series F, 8.00% (a)(f)	16,562,507	29,813
Series G, 8.00% (a)(f)	3,185,945	5,735
Series H (a)(f)	1,931,947	3,478
		39,026
Internet & Direct Marketing Retail - 0.0%
One Kings Lane, Inc. Series E (a)(f)	648,635	292
The Honest Co., Inc. Series D (a)(f)	75,268	2,550
		2,842

TOTAL CONSUMER DISCRETIONARY		43,348

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(f)	866,669	12,757
HEALTH CARE - 0.4%
Biotechnology - 0.2%
23andMe, Inc. Series E (a)(f)	1,817,170	18,771
Moderna Therapeutics, Inc.:
Series B (a)(f)	1,193,491	6,922
Series C (a)(f)	453,177	2,628
Ovid Therapeutics, Inc. Series B (a)(f)	146,236	1,974
		30,295
Health Care Providers & Services - 0.2%
Mulberry Health, Inc. Series A8 (a)(f)	4,342,250	28,008
Pharmaceuticals - 0.0%
OptiNose U.S., Inc. Series D (f)	132,335	4,347

TOTAL HEALTH CARE		62,650

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(f)	62,037	6,514
Professional Services - 0.0%
YourPeople, Inc. Series C (f)	335,546	2,788

TOTAL INDUSTRIALS		9,302

INFORMATION TECHNOLOGY - 1.6%
Internet Software & Services - 0.9%
CarGurus, Inc. Series E 0.00% (f)	180,626	10,953
Jet.Com, Inc. Series B1 (Escrow) (a)(f)	4,896,249	1,608
Pinterest, Inc. Series G, 8.00% (a)(f)	139,290	1,000
Starry, Inc. Series B (f)	1,811,120	980
Uber Technologies, Inc.:
Series D, 8.00% (a)(f)	2,256,164	110,038
Series E, 8.00% (a)(f)	150,072	7,319
		131,898
IT Services - 0.3%
AppNexus, Inc.:
Series E (a)(f)	1,416,796	41,880
Series F 0.00% (f)	90,913	2,687
		44,567
Software - 0.4%
Bracket Computing, Inc. Series C (a)(f)	1,877,241	3,981
Cloudflare, Inc. Series D 8.00% (a)(f)	395,787	2,244
Dataminr, Inc. Series D (a)(f)	2,219,446	16,934
Delphix Corp. Series D (a)(f)	427,177	2,149
Jello Labs, Inc. Series C (f)	302,678	4,899
Taboola.Com Ltd. Series E (a)(f)	1,918,392	26,992
		57,199

TOTAL INFORMATION TECHNOLOGY		233,664

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Redfin Corp. Series G (a)(f)	6,064,833	34,933
WeWork Companies, Inc.:
Series E (a)(f)	269,198	13,947
Series F (a)(f)	14,513	752
		49,632
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Altiostar Networks, Inc. Series A1 (f)	2,113,909	9,724
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $312,285)		421,077

Money Market Funds - 9.5%
Fidelity Cash Central Fund, 0.85% (g)	155,754,090	155,785
Fidelity Securities Lending Cash Central Fund 0.86% (g)(h)	1,191,748,806	1,191,868
TOTAL MONEY MARKET FUNDS
(Cost $1,347,627)		1,347,653
TOTAL INVESTMENT PORTFOLIO - 109.1%
(Cost $10,917,060)		15,459,110
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(1,283,049)
NET ASSETS - 100%		$14,176,061

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,569,000 or 0.1% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $458,941,000 or 3.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$19,675
Altiostar Networks, Inc. Series A1	1/10/17	$9,724
AppNexus, Inc. Series E	8/1/14 - 9/17/14	$28,382
AppNexus, Inc. Series F 0.00%	8/23/16	$2,364
AppNexus, Inc. warrants	8/23/16	$0
Blue Apron Holdings, Inc. Series D	5/18/15	$11,550
Bracket Computing, Inc. Series C	9/9/15	$14,766
CarGurus, Inc. Series E 0.00%	8/23/16	$9,788
Castle Creek Pharmaceuticals, LLC Class A-2	9/29/16	$10,000
Cloudflare, Inc. Series D 8.00%	11/5/14	$2,424
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$28,298
Delphix Corp. Series D	7/10/15	$3,845
Dropbox, Inc. Class B	5/2/12	$3,000
Handy Technologies, Inc. Series C	10/14/15	$2,436
Jello Labs, Inc. Series C	12/22/16	$4,899
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$1,608
Moderna Therapeutics, Inc. Series B	4/13/17	$6,922
Moderna Therapeutics, Inc. Series C	4/13/17	$2,633
Mulberry Health, Inc. Series A8	1/20/16	$29,331
One Kings Lane, Inc. Series E	1/29/14	$429
OptiNose U.S., Inc. Series D	3/24/17	$4,347
Ovid Therapeutics, Inc. Series B	8/10/15	$1,959
Pinterest, Inc. Series G, 8.00%	2/27/15	$1,000
Redfin Corp. Series G	12/16/14	$20,000
Roku, Inc. Series F, 8.00%	5/7/13	$15,000
Roku, Inc. Series G, 8.00%	10/1/14	$4,140
Roku, Inc. Series H	11/9/15	$2,954
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$14,135
Space Exploration Technologies Corp. Series G	1/20/15	$4,805
Starry, Inc. Series B	12/1/16	$980
Taboola.Com Ltd. Series E	12/22/14	$20,000
Tanium, Inc. Class B	4/21/17	$1,947
The Honest Co., Inc. Series D	8/3/15	$3,444
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$35,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$5,000
WeWork Companies, Inc. Class A	6/23/15	$984
WeWork Companies, Inc. Series E	6/23/15	$8,854
WeWork Companies, Inc. Series F	12/1/16	$728
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,000
YourPeople, Inc. Series C	5/1/15	$5,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$250
Fidelity Securities Lending Cash Central Fund	7,581
Total	$7,831

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
athenahealth, Inc.	$307,972	$4,827	$7,297	$--	$232,752
Bellicum Pharmaceuticals, Inc.	37,030	4,449	36,862	--	--
Criteo SA sponsored ADR	239,973	--	6,217	--	287,977
Endo International PLC	311,079	81,323	288,118	--	--
Groupon, Inc.	300,812	--	11,673	--	232,737
R1 RCM, Inc.	13,855	--	10,734	--	--
Shutterstock, Inc.	--	88,495	17,632	--	76,314
SolarCity Corp.	231,923	--	--	--	--
SolarEdge Technologies, Inc.	43,622	--	41,137	--	--
Trevena, Inc.	20,857	--	8,098	--	--
Ubisoft Entertainment SA	417,931	35,590	13,423	--	511,384
Wingstop, Inc.	--	72,169	22,763	--	48,998
Zendesk, Inc.	158,844	--	33,720	--	--
Total	$2,083,898	$286,853	$497,674	$--	$1,390,162

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,337,077	$3,292,866	$--	$44,211
Consumer Staples	241,555	228,798	--	12,757
Energy	302,465	302,465	--	--
Financials	593,461	593,461	--	--
Health Care	2,417,204	2,328,423	18,105	70,676
Industrials	248,289	218,311	--	29,978
Information Technology	6,846,574	6,584,507	22,766	239,301
Materials	35,726	35,726	--	--
Real Estate	51,182	--	--	51,182
Telecommunication Services	37,924	28,200	--	9,724
Money Market Funds	1,347,653	1,347,653	--	--
Total Investments in Securities:	$15,459,110	$14,960,410	$40,871	$457,829

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$260,583
Net Realized Gain (Loss) on Investment Securities	18,490
Net Unrealized Gain (Loss) on Investment Securities	3,240
Cost of Purchases	21,586
Proceeds of Sales	(64,598)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$239,301
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$5,783
Other Investments in Securities
Beginning Balance	$190,927
Net Realized Gain (Loss) on Investment Securities	(14,495)
Net Unrealized Gain (Loss) on Investment Securities	18,753
Cost of Purchases	45,390
Proceeds of Sales	(20,877)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,170)
Ending Balance	$218,528
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$6,187

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$457,829	Market comparable	Enterprise value/Sales multiple (EV/S)	0.7 - 7.6 / 3.5	Increase
			Price/Earnings multiple (P/E)	10.6	Increase
			Discount rate	8.8% - 35.0% / 18.0%	Decrease
			Probability rate	77.0%	Increase
			Premium rate	10.0% - 92.0% / 57.1%	Increase
			Liquidity preference	$5.86 - $45.76 / $11.06	Increase
			Discount for lack of marketability (DLOM)	10.0% - 25.0% / 17.0%	Decrease
		Market approach	Transaction price	$0.54- $330.00 / $47.65	Increase
			Tender price	$105.00	Increase
		Recovery value	Recovery value	0.3% - 212.0% /125.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $10,993,061,000. Net unrealized appreciation aggregated $4,466,049,000, of which $5,200,096,000 related to appreciated investment securities and $734,047,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Opportunities Fund

April 30, 2017

SMO-QTLY-0617
1.847958.110

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.6%
Standard Motor Products, Inc.	537,634	$27,327,936
Tenneco, Inc.	517,986	32,648,658
Visteon Corp. (a)	291,300	29,989,335
		89,965,929
Diversified Consumer Services - 0.5%
Service Corp. International	937,400	30,203,028
Hotels, Restaurants & Leisure - 3.1%
Bojangles', Inc. (a)(b)	958,700	21,043,465
Cedar Fair LP (depositary unit)	321,800	23,063,406
Dave & Buster's Entertainment, Inc. (a)	556,700	35,634,367
Marriott Vacations Worldwide Corp.	259,900	28,635,782
Papa John's International, Inc.	415,200	32,825,712
The Cheesecake Factory, Inc.	430,200	27,601,632
		168,804,364
Household Durables - 2.3%
Cavco Industries, Inc. (a)	145,500	17,278,125
Ethan Allen Interiors, Inc.	697,036	20,771,673
Helen of Troy Ltd. (a)	277,100	26,047,400
Taylor Morrison Home Corp. (a)	1,002,800	23,164,680
TopBuild Corp. (a)	717,400	36,723,706
		123,985,584
Leisure Products - 0.5%
Brunswick Corp.	483,700	27,449,975
Media - 1.2%
Cinemark Holdings, Inc.	467,600	20,200,320
Emerald Expositions Events, Inc.	701,600	13,681,200
Nexstar Broadcasting Group, Inc. Class A	505,217	34,859,973
		68,741,493
Multiline Retail - 0.5%
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	679,600	26,028,680
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	314,800	31,140,016
Genesco, Inc. (a)	332,125	17,702,263
Murphy U.S.A., Inc. (a)	379,100	26,373,987
Urban Outfitters, Inc. (a)	556,800	12,739,584
		87,955,850
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	366,200	21,821,858
Steven Madden Ltd. (a)	868,639	33,051,714
		54,873,572

TOTAL CONSUMER DISCRETIONARY		678,008,475

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.7%
AdvancePierre Foods Holdings, Inc.	498,700	20,257,194
Performance Food Group Co. (a)	770,025	19,173,623
		39,430,817
Food Products - 1.4%
Hostess Brands, Inc. Class A (a)	652,157	11,177,971
Ingredion, Inc.	128,300	15,886,106
J&J Snack Foods Corp.	161,225	21,697,661
Lamb Weston Holdings, Inc.	356,100	14,867,175
TreeHouse Foods, Inc. (a)	142,700	12,500,520
		76,129,433
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	582,600	20,524,998
Personal Products - 0.3%
Inter Parfums, Inc.	512,900	19,464,555

TOTAL CONSUMER STAPLES		155,549,803

ENERGY - 3.4%
Energy Equipment & Services - 0.9%
Archrock, Inc.	669,300	7,897,740
Nabors Industries Ltd.	2,170,800	22,446,072
Rowan Companies PLC (a)	532,960	7,498,747
Total Energy Services, Inc.	1,264,970	12,602,902
		50,445,461
Oil, Gas & Consumable Fuels - 2.5%
Boardwalk Pipeline Partners, LP	1,230,047	22,313,053
DCP Midstream Partners LP	278,851	10,565,664
Diamondback Energy, Inc. (a)	187,093	18,679,365
Newfield Exploration Co. (a)	503,812	17,441,971
PDC Energy, Inc. (a)	453,300	25,035,759
Western Refining, Inc.	535,212	18,459,462
WPX Energy, Inc. (a)	2,169,210	25,878,675
		138,373,949

TOTAL ENERGY		188,819,410

FINANCIALS - 19.1%
Banks - 11.5%
Associated Banc-Corp.	1,938,612	48,271,439
BancFirst Corp.	546,331	52,475,093
Banner Corp.	940,471	51,913,999
Boston Private Financial Holdings, Inc.	1,323,859	20,652,200
Community Bank System, Inc.	998,970	55,892,372
Cullen/Frost Bankers, Inc.	478,900	45,203,371
Hilltop Holdings, Inc.	1,337,800	37,204,218
Huntington Bancshares, Inc.	3,847,400	49,477,564
Investors Bancorp, Inc.	3,116,900	43,169,065
MB Financial, Inc.	1,288,738	54,784,252
PacWest Bancorp	761,792	37,624,907
Stock Yards Bancorp, Inc.	1,132,102	46,416,182
Tompkins Financial Corp.	670,291	55,412,957
TowneBank	1,128,959	36,634,720
		635,132,339
Capital Markets - 0.8%
OM Asset Management Ltd.	2,712,124	42,200,649
Diversified Financial Services - 0.6%
Cotiviti Holdings, Inc.	844,600	35,295,834
Insurance - 3.7%
Aspen Insurance Holdings Ltd.	885,790	46,371,107
Employers Holdings, Inc.	1,135,870	45,434,800
James River Group Holdings Ltd.	1,074,586	46,808,966
Primerica, Inc.	445,200	37,307,760
ProAssurance Corp.	414,000	25,626,600
		201,549,233
Thrifts & Mortgage Finance - 2.5%
Beneficial Bancorp, Inc.	2,856,790	45,708,640
Washington Federal, Inc.	1,216,281	40,988,670
WSFS Financial Corp.	1,129,177	53,297,154
		139,994,464

TOTAL FINANCIALS		1,054,172,519

HEALTH CARE - 11.8%
Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. (a)	356,327	12,232,706
Acorda Therapeutics, Inc. (a)	803,971	12,984,132
Advanced Accelerator Applications SA sponsored ADR (a)	446,300	16,959,400
Agios Pharmaceuticals, Inc. (a)(b)	288,660	14,349,289
Ascendis Pharma A/S:
ADR (a)(c)	656,029	19,359,416
sponsored ADR (a)	16,524	487,623
BioMarin Pharmaceutical, Inc. (a)	130,144	12,473,001
bluebird bio, Inc. (a)	186,556	16,594,156
Cellectis SA sponsored ADR (a)	448,095	10,803,570
Coherus BioSciences, Inc. (a)(b)	618,611	11,877,331
Curis, Inc. (a)	4,271,156	10,336,198
CytomX Therapeutics, Inc. (a)	272,300	4,277,833
CytomX Therapeutics, Inc. (d)	105,499	1,657,389
Five Prime Therapeutics, Inc. (a)	325,600	11,350,416
Genocea Biosciences, Inc. (a)(b)(e)	1,765,910	11,284,165
Heron Therapeutics, Inc. (a)(b)	531,800	8,163,130
Insmed, Inc. (a)	741,498	13,680,638
Intercept Pharmaceuticals, Inc. (a)	71,798	8,066,505
Ionis Pharmaceuticals, Inc. (a)	275,872	13,294,272
La Jolla Pharmaceutical Co. (a)	563,300	16,335,700
Macrogenics, Inc. (a)	537,200	11,608,892
Neurocrine Biosciences, Inc. (a)	317,982	16,980,239
Protagonist Therapeutics, Inc.	533,500	5,399,020
Proteostasis Therapeutics, Inc. (a)	495,666	2,996,301
Sage Therapeutics, Inc. (a)	69,400	4,927,400
Spark Therapeutics, Inc. (a)	312,600	18,121,422
TESARO, Inc. (a)	196,800	29,045,712
Ultragenyx Pharmaceutical, Inc. (a)	250,400	16,123,256
		331,769,112
Health Care Equipment & Supplies - 3.4%
Cantel Medical Corp.	217,000	16,146,970
Hill-Rom Holdings, Inc.	333,600	25,233,504
Integra LifeSciences Holdings Corp. (a)	1,015,836	46,697,981
NxStage Medical, Inc. (a)	1,510,373	45,145,049
West Pharmaceutical Services, Inc.	100,200	9,221,406
Wright Medical Group NV (a)	1,470,552	44,690,075
		187,134,985
Health Care Providers & Services - 1.0%
Acadia Healthcare Co., Inc. (a)(b)	387,400	16,882,892
Premier, Inc. (a)	510,898	17,268,352
VCA, Inc. (a)	193,800	17,746,266
		51,897,510
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	186,500	15,757,385
INC Research Holdings, Inc. Class A (a)	308,900	13,900,500
		29,657,885
Pharmaceuticals - 0.9%
Clearside Biomedical, Inc.	673,500	5,361,060
Innoviva, Inc. (a)	888,949	10,476,264
Prestige Brands Holdings, Inc. (a)	271,854	15,607,138
Theravance Biopharma, Inc. (a)(b)	506,425	20,424,120
		51,868,582

TOTAL HEALTH CARE		652,328,074

INDUSTRIALS - 15.1%
Aerospace & Defense - 2.3%
Moog, Inc. Class A (a)	558,715	38,355,785
Orbital ATK, Inc.	364,858	36,120,942
Teledyne Technologies, Inc. (a)	412,226	55,580,432
		130,057,159
Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc. (a)	1,234,509	22,702,621
Hub Group, Inc. Class A (a)	982,653	38,470,865
		61,173,486
Airlines - 0.5%
JetBlue Airways Corp. (a)	1,178,254	25,721,285
Building Products - 1.0%
Allegion PLC	282,345	22,203,611
GCP Applied Technologies, Inc. (a)	428,200	14,087,780
Simpson Manufacturing Co. Ltd.	461,107	19,232,773
		55,524,164
Commercial Services & Supplies - 3.0%
Deluxe Corp.	569,671	40,965,042
Interface, Inc.	1,598,970	31,819,503
Matthews International Corp. Class A	400,056	27,423,839
Multi-Color Corp.	361,606	27,771,341
West Corp.	1,381,253	36,865,643
		164,845,368
Construction & Engineering - 2.1%
EMCOR Group, Inc.	908,361	59,715,646
KBR, Inc.	1,433,128	20,135,448
Valmont Industries, Inc.	225,067	34,288,957
		114,140,051
Industrial Conglomerates - 0.7%
ITT, Inc.	934,321	39,362,944
Machinery - 1.5%
AGCO Corp.	364,138	23,301,191
SPX Flow, Inc. (a)	759,109	27,434,199
Standex International Corp.	316,960	29,778,392
		80,513,782
Trading Companies & Distributors - 2.9%
Kaman Corp.	750,830	36,047,348
MRC Global, Inc. (a)	1,739,676	31,714,293
Titan Machinery, Inc. (a)(e)	1,617,555	25,638,247
Watsco, Inc.	276,431	38,368,623
WESCO International, Inc. (a)	486,586	29,657,417
		161,425,928

TOTAL INDUSTRIALS		832,764,167

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 0.7%
NETGEAR, Inc. (a)	813,270	38,345,681
Electronic Equipment & Components - 4.7%
Cardtronics PLC	952,956	39,623,910
CDW Corp.	658,074	38,885,593
ePlus, Inc. (a)	104,941	7,477,046
Jabil Circuit, Inc.	999,945	29,018,404
Orbotech Ltd. (a)	792,128	26,084,775
Plexus Corp. (a)	482,100	25,064,379
Tech Data Corp. (a)	424,650	40,617,773
Trimble, Inc. (a)	812,425	28,784,218
TTM Technologies, Inc. (a)	1,518,300	25,401,159
		260,957,257
Internet Software & Services - 0.5%
j2 Global, Inc.	276,570	24,957,677
IT Services - 3.7%
Amdocs Ltd.	239,000	14,636,360
Blackhawk Network Holdings, Inc. (a)	696,146	28,159,106
EPAM Systems, Inc. (a)	475,260	36,595,020
Euronet Worldwide, Inc. (a)	447,847	37,001,119
ExlService Holdings, Inc. (a)	615,221	29,352,194
ManTech International Corp. Class A	108,895	3,865,773
Perficient, Inc. (a)	1,105,790	19,262,862
Science Applications International Corp.	483,328	35,278,111
		204,150,545
Semiconductors & Semiconductor Equipment - 3.9%
Entegris, Inc. (a)	1,519,600	37,686,080
Integrated Device Technology, Inc. (a)	1,764,600	42,332,754
Monolithic Power Systems, Inc.	470,270	43,029,705
ON Semiconductor Corp. (a)	2,253,900	31,960,302
Qorvo, Inc. (a)	352,550	23,983,977
Semtech Corp. (a)	1,045,700	35,710,655
		214,703,473
Software - 3.1%
Aspen Technology, Inc. (a)	734,300	45,152,107
Paycom Software, Inc. (a)	652,948	39,340,117
Pegasystems, Inc.	893,126	40,681,889
RealPage, Inc. (a)	1,227,200	45,467,760
		170,641,873
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc. (a)	1,170,049	28,549,196

TOTAL INFORMATION TECHNOLOGY		942,305,702

MATERIALS - 4.5%
Chemicals - 1.9%
Chase Corp.	308,317	31,602,493
Innospec, Inc.	562,510	37,125,660
Trinseo SA	573,838	38,102,843
		106,830,996
Containers & Packaging - 1.5%
Berry Global Group, Inc. (a)	823,660	41,183,000
Owens-Illinois, Inc. (a)	817,800	17,844,396
Silgan Holdings, Inc.	410,900	24,908,758
		83,936,154
Metals & Mining - 1.1%
AK Steel Holding Corp. (a)(b)	3,029,500	19,207,030
B2Gold Corp. (a)	4,180,500	10,504,461
Steel Dynamics, Inc.	795,200	28,738,528
		58,450,019

TOTAL MATERIALS		249,217,169

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Agree Realty Corp.	778,362	37,734,990
American Assets Trust, Inc.	1,098,900	47,065,887
CoreSite Realty Corp.	589,926	57,724,259
Cousins Properties, Inc.	6,123,220	51,986,138
Equity Lifestyle Properties, Inc.	420,400	34,014,564
Hudson Pacific Properties, Inc.	1,377,900	47,344,644
Mid-America Apartment Communities, Inc.	352,100	34,931,841
Potlatch Corp.	532,600	23,993,630
Store Capital Corp.	1,479,903	35,502,873
Terreno Realty Corp.	912,382	28,174,356
Urban Edge Properties	1,096,500	27,960,750
		426,433,932
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	283,200	12,744,000
UTILITIES - 3.1%
Electric Utilities - 1.4%
El Paso Electric Co.	385,380	19,885,608
IDACORP, Inc.	386,400	32,658,528
Portland General Electric Co.	523,232	23,723,339
		76,267,475
Gas Utilities - 1.7%
Atmos Energy Corp.	162,886	13,197,024
New Jersey Resources Corp.	363,600	14,671,260
South Jersey Industries, Inc.	364,500	13,676,040
Southwest Gas Holdings, Inc.	369,600	30,957,696
Spire, Inc.	298,000	20,427,900
		92,929,920

TOTAL UTILITIES		169,197,395

TOTAL COMMON STOCKS
(Cost $4,301,872,066)		5,361,540,646
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.62% to 0.8% 6/1/17 to 7/6/17 (f)
(Cost $5,234,833)	5,240,000	5,234,870
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.85% (g)	148,940,764	$148,970,552
Fidelity Securities Lending Cash Central Fund 0.86% (g)(h)	47,929,830	47,934,623
TOTAL MONEY MARKET FUNDS
(Cost $196,903,827)		196,905,175
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $4,504,010,726)		5,563,680,691
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(50,864,462)
NET ASSETS - 100%		$5,512,816,229

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
311 ICE Russell 2000 Index Contracts (United States)	June 2017	21,745,120	$761,588

The face value of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,359,416 or 0.4% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,657,389 or 0.0% of net assets.

 (e) Affiliated company

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,102,630.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ascendis Pharma A/S ADR	11/19/15 - 12/14/15	$11,468,447

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$603,808
Fidelity Securities Lending Cash Central Fund	294,230
Total	$898,038

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Curis, Inc.	$11,317,414	$--	$7,563,521	$--	$--
Genocea Biosciences, Inc.	7,337,437	--	162,729	--	11,284,165
Protagonist Therapeutics, Inc.	--	15,044,730	16,159,939	--	--
Titan Machinery, Inc.	18,041,587	124,155	--	--	25,638,247
WSFS Financial Corp.	71,444,603	1,265,753	37,415,401	334,661	--
Total	$108,141,041	$16,434,638	$61,301,590	$334,661	$36,922,412

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$678,008,475	$678,008,475	$--	$--
Consumer Staples	155,549,803	155,549,803	--	--
Energy	188,819,410	188,819,410	--	--
Financials	1,054,172,519	1,054,172,519	--	--
Health Care	652,328,074	652,328,074	--	--
Industrials	832,764,167	832,764,167	--	--
Information Technology	942,305,702	942,305,702	--	--
Materials	249,217,169	249,217,169	--	--
Real Estate	426,433,932	426,433,932	--	--
Telecommunication Services	12,744,000	12,744,000	--	--
Utilities	169,197,395	169,197,395	--	--
U.S. Government and Government Agency Obligations	5,234,870	--	5,234,870	--
Money Market Funds	196,905,175	196,905,175	--	--
Total Investments in Securities:	$5,563,680,691	$5,558,445,821	$5,234,870	$--
Derivative Instruments:
Assets
Futures Contracts	$761,588	$761,588	$--	$--
Total Assets	$761,588	$761,588	$--	$--
Total Derivative Instruments:	$761,588	$761,588	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $4,509,645,014. Net unrealized appreciation aggregated $1,054,035,677, of which $1,175,315,247 related to appreciated investment securities and $121,279,570 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

April 30, 2017

SRE-QTLY-0617
1.924316.105

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wyndham Worldwide Corp.	14,000	$1,334,340
FINANCIALS - 2.5%
Capital Markets - 0.1%
Ellington Financial LLC	61,200	1,008,576
Mortgage Real Estate Investment Trusts - 2.4%
AG Mortgage Investment Trust, Inc.	12,800	242,560
Altisource Residential Corp. Class B	18,400	264,592
Anworth Mortgage Asset Corp.	191,300	1,121,018
Arbor Realty Trust, Inc.	172,537	1,488,994
Chimera Investment Corp.	76,300	1,553,468
Dynex Capital, Inc.	129,500	896,140
Five Oaks Investment Corp.	18,108	97,240
Great Ajax Corp.	124,826	1,697,634
Invesco Mortgage Capital, Inc.	85,800	1,399,398
MFA Financial, Inc.	1,209,000	10,046,790
New Residential Investment Corp.	74,800	1,246,916
Two Harbors Investment Corp.	84,000	839,160
		20,893,910

TOTAL FINANCIALS		21,902,486

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Chartwell Retirement Residence (a)(b)	14,700	167,348
REAL ESTATE - 12.2%
Equity Real Estate Investment Trusts (REITs) - 12.2%
Acadia Realty Trust (SBI)	454,800	13,225,584
American Tower Corp.	18,100	2,279,514
Apartment Investment & Management Co. Class A	183,000	8,004,420
AvalonBay Communities, Inc.	10,100	1,917,384
CBL & Associates Properties, Inc.	93,700	866,725
Cedar Shopping Centers, Inc.	102,500	551,450
Colony NorthStar, Inc.	616,999	8,064,177
Community Healthcare Trust, Inc.	40,400	998,688
DDR Corp.	24,000	259,440
Douglas Emmett, Inc.	21,300	802,371
Equinix, Inc.	4,800	2,004,960
Equity Lifestyle Properties, Inc.	182,200	14,741,782
Extra Space Storage, Inc.	62,700	4,735,731
First Potomac Realty Trust	123,800	1,361,800
Gramercy Property Trust	24,900	691,971
Healthcare Realty Trust, Inc.	33,600	1,102,080
Healthcare Trust of America, Inc.	23,400	746,226
Lexington Corporate Properties Trust	400,500	4,073,085
Mid-America Apartment Communities, Inc.	49,714	4,932,126
Monmouth Real Estate Investment Corp. Class A	27,300	409,500
Monogram Residential Trust, Inc.	175,700	1,788,626
National Retail Properties, Inc.	16,400	692,408
New Senior Investment Group, Inc.	1,599	16,662
Omega Healthcare Investors, Inc.	24,800	818,400
Outfront Media, Inc.	3,700	96,792
Potlatch Corp.	6,800	306,340
Public Storage	8,700	1,821,606
Sabra Health Care REIT, Inc.	62,400	1,696,656
Select Income REIT	28,600	716,716
Senior Housing Properties Trust (SBI)	296,100	6,372,072
Store Capital Corp.	140,700	3,375,393
Terreno Realty Corp.	112,461	3,472,796
Ventas, Inc.	146,228	9,360,054
VEREIT, Inc.	177,600	1,486,512
WP Carey, Inc.	61,600	3,856,160
		107,646,207
Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	19,594	399,718

TOTAL REAL ESTATE		108,045,925

TOTAL COMMON STOCKS
(Cost $97,078,397)		131,450,099

Preferred Stocks - 23.6%
Convertible Preferred Stocks - 1.4%
FINANCIALS - 0.5%
Mortgage Real Estate Investment Trusts - 0.5%
Great Ajax Corp. 7.25% (a)	190,000	4,797,500
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	8,241	287,199
Ashford Hospitality Prime, Inc. 5.50%	17,193	348,158
FelCor Lodging Trust, Inc. Series A, 1.95%	38,600	978,896
Lexington Corporate Properties Trust Series C, 6.50%	70,019	3,518,455
Wheeler REIT, Inc. 8.75%	95,000	2,415,850
		7,548,558

TOTAL CONVERTIBLE PREFERRED STOCKS		12,346,058

Nonconvertible Preferred Stocks - 22.2%
FINANCIALS - 7.8%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	769,283
Mortgage Real Estate Investment Trusts - 7.7%
AG Mortgage Investment Trust, Inc.:
8.00%	137,584	3,465,741
8.25%	1,300	33,280
Agnc Investment Corp.:
8.00%	120,000	3,103,200
Series B, 7.75%	29,100	750,489
American Capital Mortgage Investment Corp. Series A, 8.125%	33,100	849,015
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,865,716
Series C, 7.625%	25,139	644,313
Series D, 7.50%	83,513	2,132,922
Series E, 7.625%	118,588	3,041,782
Anworth Mortgage Asset Corp. Series A, 8.625%	166,700	4,342,535
Apollo Commercial Real Estate Finance, Inc.:
Series A, 8.625%	61,725	1,589,419
Series C, 8.00%	89,058	2,277,213
Arbor Realty Trust, Inc.:
7.375%	20,000	507,000
Series A, 8.25%	41,922	1,077,395
Series B, 7.75%	40,000	1,017,600
Series C, 8.50%	15,000	393,900
Armour Residential REIT, Inc. Series B, 7.875%	25,701	622,221
Capstead Mortgage Corp. Series E, 7.50%	37,016	926,510
Chimera Investment Corp.:
Series A, 8.00%	36,000	923,040
Series B, 8.00%	239,869	6,169,431
CYS Investments, Inc.:
Series A, 7.75%	10,314	252,476
Series B, 7.50%	113,333	2,690,525
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,446,350
Series B, 7.625%	47,335	1,156,394
Five Oaks Investment Corp. Series A, 8.75%	48,000	1,190,880
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	30,151	763,423
Series B, 7.75%	188,998	4,866,699
MFA Financial, Inc.:
8.00%	108,747	2,796,973
Series B, 7.50%	188,749	4,782,900
New York Mortgage Trust, Inc.:
Series B, 7.75%	78,802	1,899,916
Series C, 7.875%	117,633	2,845,542
PennyMac Mortgage Investment Trust 8.125% (a)	59,000	1,495,060
Resource Capital Corp.:
8.25%	3,332	80,135
8.625%	1,711	42,433
Two Harbors Investment Corp. Series A, 8.125% (a)	104,500	2,800,600
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	23,000	616,400
		68,459,428
TOTAL FINANCIALS		69,228,711
REAL ESTATE - 14.3%
Equity Real Estate Investment Trusts (REITs) - 14.1%
American Homes 4 Rent:
5.875% (a)	44,883	1,113,098
Series A, 5.00%	239,119	6,731,200
Series B, 5.00%	135,263	3,788,717
Series C, 5.50%	141,510	3,976,431
Series D, 6.50%	40,000	1,046,800
Series E, 6.35%	40,000	1,034,000
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	51,709	1,312,892
Series F, 7.375%	52,000	1,301,560
Series G, 7.375%	20,000	496,400
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	102,400	2,683,904
Series C, 7.625%	27,200	709,648
Series D, 7.125%	24,000	597,600
CBL & Associates Properties, Inc.:
Series D, 7.375%	66,029	1,541,777
Series E, 6.625%	28,126	654,773
Cedar Shopping Centers, Inc. Series B, 7.25%	124,518	3,192,642
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,629,665
City Office REIT, Inc. Series A, 6.625%	25,500	643,110
Colony NorthStar, Inc.:
Series A, 8.75%	1,500	38,475
Series B, 8.25%	96,380	2,466,364
Series C, 8.875%	115,595	2,988,131
Series D, 8.50%	52,135	1,365,416
Series E, 8.75%	93,516	2,485,655
Series F, 8.50%	77,829	1,973,743
Series G, 7.50%	6,800	172,992
Series H, 7.125%	122,245	3,074,462
CoreSite Realty Corp. Series A, 7.25%	42,600	1,094,394
Corporate Office Properties Trust Series L, 7.375%	136,869	3,461,417
DDR Corp.:
Series J, 6.50%	70,181	1,765,052
Series K, 6.25%	25,489	640,284
Digital Realty Trust, Inc.:
Series G, 5.875%	28,270	719,754
Series H, 7.375%	10,000	279,400
DuPont Fabros Technology, Inc. Series C, 6.625%	16,000	438,400
Equity Lifestyle Properties, Inc. Series C, 6.75%	182,313	4,685,444
General Growth Properties, Inc. Series A, 6.375%	34,690	878,698
Gladstone Commercial Corp. Series D, 7.00%	101,200	2,600,840
Gladstone Land Corp. Series A, 6.375%	11,000	283,800
Government Properties Income Trust 5.875%	37,500	948,750
Hersha Hospitality Trust Series D, 6.50%	40,000	996,000
Investors Real Estate Trust Series B, 7.95%	33,428	845,728
iStar Financial, Inc.:
Series D, 8.00%	24,242	598,777
Series E, 7.875%	52,361	1,295,935
Series F, 7.80%	137,664	3,386,534
Series G, 7.65%	84,000	2,046,240
Kilroy Realty Corp. Series H, 6.375%	31,704	800,526
LaSalle Hotel Properties:
Series H, 7.50%	37,192	932,403
Series I, 6.375%	47,339	1,222,293
Series J, 6.30%	40,000	1,022,400
Monmouth Real Estate Investment Corp.:
Series B, 7.875%	30,000	762,600
Series C, 6.125%	40,400	1,016,464
National Retail Properties, Inc. Series E, 5.70%	46,124	1,167,860
Pebblebrook Hotel Trust:
Series C, 6.50%	71,130	1,808,125
Series D, 6.375%	50,000	1,288,500
Pennsylvania (REIT):
Series B, 7.375%	55,408	1,414,566
Series C, 7.20%	9,000	233,640
Prologis, Inc. Series Q, 8.54%	15,800	1,137,600
PS Business Parks, Inc.:
Series T, 6.00%	26,000	657,540
Series U, 5.75%	102,483	2,582,572
Public Storage Series Y, 6.375%	19,826	535,699
RAIT Financial Trust:
7.125%	82,863	2,091,462
7.625%	46,080	1,109,606
Regency Centers Corp. Series 7, 6.00%	32,000	819,520
Retail Properties America, Inc. Series A, 7.00%	83,617	2,194,946
Rexford Industrial Realty, Inc. Series A, 5.875%	25,000	625,025
Sabra Health Care REIT, Inc. Series A, 7.125%	99,665	2,582,320
Saul Centers, Inc. Series C, 6.875%	69,596	1,771,218
Sotherly Hotels, Inc. Series B, 8.00%	12,000	307,200
Stag Industrial, Inc.:
Series B, 6.625%	10,000	256,000
Series C, 6.875%	17,000	456,620
Summit Hotel Properties, Inc. Series D, 6.45%	40,000	1,026,000
Sun Communities, Inc. Series A, 7.125%	59,000	1,519,250
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,000	205,120
Series F, 6.45%	16,000	404,800
Taubman Centers, Inc. Series K, 6.25%	19,561	496,458
Terreno Realty Corp. Series A, 7.75%	81,048	2,107,248
UMH Properties, Inc.:
Series A, 8.25%	97,931	2,565,792
Series B, 8.00%	150,700	4,065,886
Urstadt Biddle Properties, Inc.:
Series F, 7.125%	30,000	763,200
Series G, 6.75%	33,500	871,000
VEREIT, Inc. Series F, 6.70%	259,383	6,673,925
WP Glimcher, Inc.:
Series H, 7.50%	53,575	1,351,697
Series I, 6.875%	3,183	80,625
		124,912,608
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	55,054	1,422,045
Landmark Infrastructure Partners LP Series B, 7.90%	13,700	349,213
		1,771,258
TOTAL REAL ESTATE		126,683,866
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	30,700	583,391

TOTAL NONCONVERTIBLE PREFERRED STOCKS		196,495,968

TOTAL PREFERRED STOCKS
(Cost $198,793,474)		208,842,026
	Principal Amount	Value

Corporate Bonds - 25.6%
Convertible Bonds - 7.0%
FINANCIALS - 4.9%
Diversified Financial Services - 1.3%
RWT Holdings, Inc. 5.625% 11/15/19	11,250,000	11,573,438
Mortgage Real Estate Investment Trusts - 3.6%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	1,180,000	1,314,963
Colony Financial, Inc.:
3.875% 1/15/21	3,220,000	3,246,163
5% 4/15/23	3,395,000	3,471,388
IAS Operating Partnership LP 5% 3/15/18 (b)	8,460,000	8,576,325
PennyMac Corp. 5.375% 5/1/20	6,884,000	6,780,740
Redwood Trust, Inc. 4.625% 4/15/18	2,200,000	2,209,625
Resource Capital Corp.:
6% 12/1/18	1,570,000	1,577,850
8% 1/15/20	2,150,000	2,188,700
Starwood Property Trust, Inc. 4.375% 4/1/23	1,350,000	1,344,938
Two Harbors Investment Corp. 6.25% 1/15/22	780,000	814,613
		31,525,305
TOTAL FINANCIALS		43,098,743
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Realty Capital Properties, Inc. 3.75% 12/15/20	10,060,000	10,254,913
RAIT Financial Trust 4% 10/1/33	8,550,000	8,090,438
		18,345,351
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co. 4.5% 3/15/20	650,000	658,938
TOTAL REAL ESTATE		19,004,289

TOTAL CONVERTIBLE BONDS		62,103,032

Nonconvertible Bonds - 18.6%
CONSUMER DISCRETIONARY - 4.8%
Hotels, Restaurants & Leisure - 1.0%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	3,460,000	3,503,250
FelCor Lodging LP 6% 6/1/25	1,380,000	1,473,150
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)	460,000	463,450
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (b)	460,000	489,900
Times Square Hotel Trust 8.528% 8/1/26 (b)	2,221,062	2,645,720
		8,575,470
Household Durables - 3.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)	3,480,000	3,514,800
Beazer Homes U.S.A., Inc.:
6.75% 3/15/25 (b)	1,035,000	1,058,288
7.25% 2/1/23 (c)	55,000	57,613
8.75% 3/15/22	1,330,000	1,479,625
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,060,000	1,105,050
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)	2,000,000	2,085,000
6.5% 12/15/20 (b)	2,425,000	2,515,938
CalAtlantic Group, Inc. 5.875% 11/15/24	630,000	677,250
D.R. Horton, Inc.:
4.375% 9/15/22	825,000	872,550
5.75% 8/15/23	490,000	554,637
KB Home:
8% 3/15/20	2,395,000	2,697,369
9.1% 9/15/17	738,000	758,295
Lennar Corp.:
4.125% 12/1/18 (c)	1,220,000	1,247,450
4.5% 6/15/19	400,000	413,000
4.5% 4/30/24	590,000	595,900
M/I Homes, Inc. 6.75% 1/15/21	735,000	769,913
Meritage Homes Corp.:
6% 6/1/25	2,085,000	2,221,568
7% 4/1/22	2,005,000	2,275,675
7.15% 4/15/20	1,940,000	2,134,000
New Home Co. LLC 7.25% 4/1/22 (b)	1,195,000	1,242,800
Ryland Group, Inc.:
6.625% 5/1/20	445,000	489,500
8.4% 5/15/17	1,446,000	1,447,808
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	760,000	809,400
William Lyon Homes, Inc.:
5.875% 1/31/25 (b)	455,000	466,375
7% 8/15/22	1,245,000	1,301,025
		32,790,829
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	240,000	252,000
Multiline Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)	590,000	595,900
TOTAL CONSUMER DISCRETIONARY		42,214,199
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	1,225,000	1,191,313
6.625% 6/15/24 (b)	915,000	935,588
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	1,140,000	1,125,750
Cumberland Farms, Inc. 6.75% 5/1/25 (b)	365,000	378,742
		3,631,393
FINANCIALS - 1.0%
Diversified Financial Services - 0.9%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,659,000	1,651,110
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	820,000	843,575
6% 8/1/20	3,810,000	3,943,350
Uniti Group, Inc./Uniti Fiber 7.125% 12/15/24 (b)(d)	1,035,000	1,050,525
		7,488,560
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC 8.375% 11/15/22 (b)	1,350,000	1,164,375
TOTAL FINANCIALS		8,652,935
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (b)	1,255,000	1,311,475
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	4,040,000	4,100,600
5.5% 2/1/21	4,450,000	4,616,875
		10,028,950
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	650,000	656,500
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (b)	250,000	256,875
REAL ESTATE - 11.2%
Equity Real Estate Investment Trusts (REITs) - 9.1%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	1,000,000	1,043,184
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,640,000	1,711,750
Care Capital Properties LP 5.125% 8/15/26	1,546,000	1,552,025
CBL & Associates LP:
4.6% 10/15/24	5,401,000	5,002,698
5.25% 12/1/23	3,500,000	3,500,966
5.95% 12/15/26	1,000,000	982,000
Crown Castle International Corp. 5.25% 1/15/23	1,500,000	1,659,804
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	3,015,000	3,097,913
CubeSmart LP 4.8% 7/15/22	1,000,000	1,074,914
DCT Industrial Operating Partnership LP 4.5% 10/15/23	2,000,000	2,111,718
DDR Corp. 4.625% 7/15/22	370,000	389,054
DuPont Fabros Technology LP 5.875% 9/15/21	2,000,000	2,085,000
Equinix, Inc. 5.375% 5/15/27	1,175,000	1,227,628
HCP, Inc.:
4% 6/1/25	2,000,000	2,019,942
4.25% 11/15/23	1,185,000	1,234,724
Health Care REIT, Inc.:
4% 6/1/25	1,010,000	1,036,349
4.125% 4/1/19	1,000,000	1,034,585
Healthcare Realty Trust, Inc. 3.75% 4/15/23	967,000	977,080
Highwoods/Forsyth LP 3.625% 1/15/23	393,000	398,593
Hospitality Properties Trust:
5% 8/15/22	823,000	879,615
6.7% 1/15/18	811,000	818,713
iStar Financial, Inc.:
4% 11/1/17	5,595,000	5,605,491
5% 7/1/19	4,235,000	4,277,350
6% 4/1/22	1,490,000	1,527,250
7.125% 2/15/18	1,010,000	1,042,906
Lexington Corporate Properties Trust:
4.25% 6/15/23	2,500,000	2,504,218
4.4% 6/15/24	385,000	384,429
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	795,000	814,875
6.375% 2/15/22	1,685,000	1,741,869
6.375% 3/1/24	790,000	855,175
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	455,000	450,546
4.75% 1/15/28	741,000	736,326
4.95% 4/1/24	627,000	654,919
Potlatch Corp. 7.5% 11/1/19	811,000	888,045
Prologis LP 2.75% 2/15/19	445,000	451,159
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	915,530
Select Income REIT:
4.15% 2/1/22	1,288,000	1,305,885
4.5% 2/1/25	3,199,000	3,233,332
Senior Housing Properties Trust:
3.25% 5/1/19	500,000	504,832
4.75% 5/1/24	11,978,000	12,370,711
6.75% 4/15/20	576,000	624,066
6.75% 12/15/21	2,000,000	2,229,446
VEREIT Operating Partnership LP 4.875% 6/1/26	2,055,000	2,177,457
WP Carey, Inc.:
4.25% 10/1/26	905,000	908,155
4.6% 4/1/24	645,000	672,680
		80,714,907
Real Estate Management & Development - 2.1%
CBRE Group, Inc.:
5% 3/15/23	1,225,000	1,280,158
5.25% 3/15/25	625,000	673,165
Host Hotels & Resorts LP 6% 10/1/21	485,000	542,780
Howard Hughes Corp. 5.375% 3/15/25 (b)	2,490,000	2,514,900
Hunt Companies, Inc. 9.625% 3/1/21 (b)	1,540,000	1,624,700
Kennedy-Wilson, Inc. 5.875% 4/1/24	5,500,000	5,706,250
Mattamy Group Corp. 6.875% 12/15/23 (b)	1,985,000	2,059,438
Mid-America Apartments LP:
3.75% 6/15/24	337,000	345,299
4.3% 10/15/23	740,000	784,724
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.875% 6/1/23 (b)	635,000	641,350
5.25% 12/1/21 (b)	1,610,000	1,694,525
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	495,000	522,225
		18,389,514
TOTAL REAL ESTATE		99,104,421

TOTAL NONCONVERTIBLE BONDS		164,545,273

TOTAL CORPORATE BONDS
(Cost $217,441,523)		226,648,305

Asset-Backed Securities - 2.6%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	1,740,000	1,940,234
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	1,354,586	1,439,886
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)	1,624,000	1,775,800
Class XS, 0% 10/17/45 (b)(c)(e)	952,111	10
Colony American Homes Series 2014-2A Class F, 4.334% 7/17/31 (b)(c)	1,090,000	1,091,640
Colony Starwood Homes Series 2016-2A Class F, 5.0928% 12/17/33 (b)(c)	1,500,000	1,527,980
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,329,015
Series 2002-2 Class M2, 9.163% 3/1/33	1,925,826	1,769,980
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	593,856	612,760
Home Partners of America Trust Series 2016-2 Class F, 5.6428% 10/17/33 (b)(c)	607,000	627,991
Invitation Homes Trust:
Series 2014-SFR1 Class F, 4.6928% 6/17/31 (b)(c)	327,882	327,882
Series 2014-SFR3:
Class E, 5.4939% 12/17/31 (b)(c)	842,000	843,385
Class F, 5.9939% 12/17/31 (b)(c)	426,000	427,392
Series 2015-SFR2 Class E, 4.0928% 6/17/32 (b)(c)	450,000	454,001
Series 2015-SFR3 Class F, 5.6928% 8/17/32 (b)(c)	2,000,000	2,036,516
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	2,864,052	1,973,511
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)	588,000	612,534
Series 2016-SFR1 Class F, 5.9428% 9/17/33 (b)(c)	1,541,000	1,592,243
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	211,372	145,291
Starwood Waypoint Residential Trust Series 2014-1 Class F, 5.4928% 1/17/32 (b)(c)	556,122	556,119
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (b)	456,000	462,829
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (b)	1,453,000	1,465,733
TOTAL ASSET-BACKED SECURITIES
(Cost $21,691,894)		23,012,732

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.4%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3755% 12/25/46 (b)(c)	811,000	872,482
Series 2010-K7 Class B, 5.5093% 4/25/20 (b)(c)	2,605,000	2,825,374
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,329,352)		3,697,856

Commercial Mortgage Securities - 22.9%
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)	2,000,000	2,045,897
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.2802% 11/10/42 (c)	45,303	45,258
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	588,000	482,345
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2844% 9/10/28 (b)(c)	1,613,000	1,545,691
Class F, 4.4272% 9/10/28 (b)(c)	800,000	727,481
BLCP Hotel Trust floater Series 2014-CLRN Class F, 4.0276% 8/15/29 (b)(c)	500,000	489,314
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (b)(c)	806,000	787,007
Class F, 5.4883% 4/10/29 (b)(c)	1,890,000	1,810,885
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)	609,000	506,581
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)	561,000	563,767
Class F, 3.7859% 4/10/28 (b)(c)	1,882,000	1,851,791
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.6622% 2/15/33 (b)(c)	320,000	320,702
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)	1,405,592	1,437,131
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1059% 9/10/46 (b)(c)	2,496,000	2,378,436
Series 2015-SHP2 Class E, 5.344% 7/15/27 (b)(c)	567,000	568,629
Series 2016-C3 Class D, 3% 11/15/49 (b)	2,911,000	2,085,398
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)	299,000	298,264
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,000,000	1,453,562
Series 2012-CR1:
Class C, 5.3461% 5/15/45 (c)	3,000,000	3,172,848
Class D, 5.3461% 5/15/45 (b)(c)	1,917,000	1,918,207
Class G, 2.462% 5/15/45 (b)	399,000	228,801
Series 2012-LC4:
Class C, 5.608% 12/10/44 (c)	780,000	852,659
Class D, 5.608% 12/10/44 (b)(c)	3,532,000	3,534,722
Series 2013-CCRE6 Class E, 4.1707% 3/10/46 (b)(c)	147,000	108,507
Series 2013-CR10 Class D, 4.7893% 8/10/46 (b)(c)	1,756,000	1,523,795
Series 2013-CR12 Class D, 5.0832% 10/10/46 (b)(c)	2,900,000	2,393,473
Series 2013-CR6 Class F, 4.1707% 3/10/46 (b)(c)	1,459,000	887,077
Series 2013-CR9 Class D, 4.2561% 7/10/45 (b)(c)	790,000	689,679
Series 2013-LC6 Class D, 4.284% 1/10/46 (b)(c)	2,613,000	2,387,912
Series 2014-UBS2 Class D, 5.0151% 3/10/47 (b)(c)	537,000	453,027
Series 2016-CD1 Class D, 2.7723% 8/10/49 (b)(c)	2,104,000	1,597,059
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)(d)	450,000	371,525
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7464% 5/10/43 (b)(c)	2,000,000	1,996,980
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2 Class D, 4.855% 8/15/45 (b)(c)	500,000	499,931
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)	2,067,000	1,988,306
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)	2,496,000	2,352,784
CSMC Trust:
floater Series 2015-DEAL:
Class E, 4.994% 4/15/29 (b)(c)	2,000,000	2,011,286
Class F, 5.744% 4/15/29 (b)(c)	3,697,000	3,696,994
Series 2016-MFF Class F, 8.1622% 11/15/33 (b)(c)	2,700,000	2,710,182
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)	2,047,000	1,853,555
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6855% 11/10/46 (b)(c)	2,745,000	2,927,905
Class G, 4.652% 11/10/46 (b)	2,640,000	2,309,477
Series 2011-LC3A Class D, 5.3461% 8/10/44 (b)(c)	728,000	755,256
Freddie Mac pass-thru certificates:
Series K011 Class X3, 3.6189% 12/25/43 (c)(e)	4,947,000	428,229
Series K012 Class X3, 2.2523% 1/25/41 (c)(e)	2,799,981	216,180
Series K013 Class X3, 2.9089% 1/25/43 (c)(e)	4,806,000	473,460
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class DFX, 3.4949% 12/15/34 (b)(c)	300,000	303,674
Class EFX, 3.4949% 12/15/34 (b)(c)	2,947,000	2,938,253
Class FFX, 3.4949% 12/15/34 (b)(c)	2,608,000	2,561,939
Class GFX, 3.3822% 12/15/34 (b)(c)	752,000	726,973
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)	190,626	192,146
GP Portfolio Trust Series 2014-GPP Class E, 4.7622% 2/15/27 (b)(c)	1,615,000	1,569,484
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1843% 12/10/43 (b)(c)	2,000,000	2,016,317
Series 2011-GC5:
Class D, 5.4% 8/10/44 (b)(c)	2,075,000	2,020,984
Class E, 5.4% 8/10/44 (b)(c)	756,000	594,194
Series 2012-GC6:
Class C, 5.6532% 1/10/45 (b)(c)	2,400,000	2,580,735
Class D, 5.6532% 1/10/45 (b)(c)	1,816,000	1,748,431
Class E, 5% 1/10/45 (b)(c)	831,000	698,852
Series 2012-GCJ7:
Class C, 5.7154% 5/10/45 (c)	3,500,000	3,685,530
Class D, 5.7154% 5/10/45 (b)(c)	3,425,000	3,365,574
Class E, 5% 5/10/45 (b)	1,760,000	1,417,279
Series 2012-GCJ9 Class D, 4.852% 11/10/45 (b)(c)	1,339,000	1,295,951
Series 2013-GC14 Class D, 4.7648% 8/10/46 (b)(c)	320,000	309,244
Series 2013-GC16:
Class D, 5.3206% 11/10/46 (b)(c)	3,250,000	3,097,808
Class F, 3.5% 11/10/46 (b)	1,428,000	982,229
Series 2014-NEW Class D, 3.79% 1/10/31 (b)	490,000	482,476
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)	602,000	452,538
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)	5,523,000	5,354,261
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)	285,000	282,289
Class F, 4.0667% 2/10/29 (b)(c)	3,110,000	2,903,646
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 2.7737% 7/15/29 (b)(c)	639,000	640,112
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)	767,000	599,719
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)	3,750,000	3,714,402
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	940,000	873,296
Series 2014-C26 Class D, 3.9259% 1/15/48 (b)(c)	602,000	499,173
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)	1,443,000	1,098,819
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0969% 12/15/49 (b)(c)	1,308,000	992,025
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4398% 1/12/37 (b)(c)	749,514	745,394
Series 2009-IWST Class D, 7.4461% 12/5/27 (b)(c)	2,779,000	3,094,042
Series 2010-CNTR Class D, 6.1846% 8/5/32 (b)(c)	1,216,000	1,319,625
Series 2012-CBX:
Class C, 5.2151% 6/15/45 (c)	1,240,000	1,308,594
Class E, 5.2151% 6/15/45 (b)(c)	865,000	864,820
Class G 4% 6/15/45 (b)	805,000	488,946
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN:
Class E, 4.594% 6/15/29 (b)(c)	1,059,000	1,059,001
Class F, 4.994% 6/15/29 (b)(c)	1,255,000	1,242,457
Series 2005-LDP2 Class E, 4.981% 7/15/42 (c)	441,000	447,383
Series 2011-C3:
Class E, 5.6216% 2/15/46 (b)(c)	1,155,000	1,173,222
Class H, 4.409% 2/15/46 (b)(c)	1,320,000	938,658
Series 2011-C4 Class E, 5.5344% 7/15/46 (b)(c)	1,390,000	1,426,046
Series 2013-LC11:
Class D, 4.2607% 4/15/46 (c)	1,207,000	1,091,392
Class F, 3.25% 4/15/46 (b)(c)	482,000	270,510
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)	1,843,000	1,771,814
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.4404% 5/12/39 (c)	783,133	782,606
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6477% 11/15/45 (b)(c)	2,000,000	1,981,884
Series 2013-C12 Class D, 4.7654% 10/15/46 (b)(c)	1,500,000	1,405,530
Series 2013-C13:
Class D, 4.8911% 11/15/46 (b)(c)	2,879,000	2,759,454
Class E, 4.8911% 11/15/46 (b)(c)	621,000	480,896
Series 2013-C7:
Class D, 4.2636% 2/15/46 (b)(c)	998,000	917,387
Class E, 4.2636% 2/15/46 (b)(c)	1,490,000	1,119,614
Series 2016-C30 Class D, 3% 9/15/49 (b)	963,000	701,143
Series 2016-C31 Class D, 3% 11/15/49 (b)(c)	1,500,000	1,048,925
Series 2016-C32 Class D, 3.396% 12/15/49 (b)	1,071,000	777,084
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4495% 3/15/45 (b)(c)	2,586,000	2,330,869
Series 1997-RR Class F, 7.4982% 4/30/39 (b)(c)	69,676	69,550
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)	1,352,073	1,337,089
Series 2011-C1 Class C, 5.4327% 9/15/47 (b)(c)	2,000,000	2,176,827
Series 2011-C2:
Class D, 5.5026% 6/15/44 (b)(c)	1,586,000	1,640,505
Class E, 5.5026% 6/15/44 (b)(c)	2,396,000	2,254,605
Class F, 5.5026% 6/15/44 (b)(c)	1,467,000	1,243,020
Class XB, 0.5428% 6/15/44 (b)(c)(e)	51,641,000	1,019,409
Series 2011-C3:
Class C, 5.1557% 7/15/49 (b)(c)	2,000,000	2,148,066
Class E, 5.1557% 7/15/49 (b)(c)	168,000	168,194
Class G, 5.1557% 7/15/49 (b)(c)	715,000	595,139
Series 2012-C4 Class D, 5.4495% 3/15/45 (b)(c)	1,640,000	1,686,153
Series 2015-MS1 Class D, 4.03% 5/15/48 (b)(c)	1,283,000	1,076,773
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)	987,000	762,799
Series 2016-BNK2 Class C, 3% 11/15/49 (b)	2,312,000	1,865,907
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)	5,094,000	5,124,861
Class F, 5% 2/5/30 (b)	3,630,000	3,582,322
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (b)	3,288,000	3,275,083
Class E, 6.8087% 11/15/34 (b)	2,055,000	1,968,171
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)	1,000,000	962,917
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,251,418	1,530,734
SCG Trust Series 2013-SRP1 Class D, 4.3376% 11/15/26 (b)(c)	1,445,000	1,357,051
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5466% 5/10/45 (b)(c)	645,000	647,008
Class E, 5% 5/10/45 (b)(c)	1,165,000	970,627
Class F, 5% 5/10/45 (b)(c)	399,000	268,880
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)	1,460,000	1,428,756
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,029,000	889,253
Series 2016-C35 Class D, 3.142% 7/15/48 (b)	3,317,000	2,485,830
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	906,000	634,052
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)	2,100,000	2,228,796
Class D, 5.6409% 3/15/44 (b)(c)	1,000,000	913,107
Series 2011-C5:
Class C, 5.6731% 11/15/44 (b)(c)	1,250,000	1,377,396
Class E, 5.6731% 11/15/44 (b)(c)	693,000	706,211
Class F, 5.25% 11/15/44 (b)(c)	2,000,000	1,708,151
Class G, 5.25% 11/15/44 (b)(c)	1,000,000	798,116
Series 2012-C10 Class E, 4.4551% 12/15/45 (b)(c)	910,000	667,779
Series 2012-C7 Class D, 4.8358% 6/15/45 (b)(c)	620,000	601,943
Series 2012-C8 Class E, 4.8973% 8/15/45 (b)(c)	524,000	503,788
Series 2013-C16 Class D, 4.9817% 9/15/46 (b)(c)	673,000	637,373
Series 2013-UBS1 Class D, 4.6266% 3/15/46 (b)(c)	859,000	812,965
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.6325% 11/15/29 (b)(c)	952,061	955,940
Class G, 3.9322% 11/15/29 (b)(c)	1,614,085	1,583,182
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (b)(c)	459,000	353,719
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $195,122,216)		202,301,651

Bank Loan Obligations - 4.8%
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	2,174,388	2,178,476
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	1,512,125	1,519,685
Cooper Hotel Group 12% 11/6/17	2,280,398	2,280,398
ESH Hospitality, Inc. Tranche B, term loan 3.4928% 8/30/23 (c)	800,980	804,649
Four Seasons Holdings, Inc. Tranche B, term loan 4.1468% 11/30/23 (c)	538,650	544,516
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.9084% 4/14/21 (c)	1,997,856	2,013,339
Playa Resorts Holding BV Tranche B, term loan 4/7/24 (c)(f)	470,000	470,418
Ryman Hospitality Properties, Inc. Tranche B, term loan 4/18/24 (c)(f)	590,000	591,475
		10,402,956
Multiline Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (c)	1,655,828	1,652,732

TOTAL CONSUMER DISCRETIONARY		12,055,688

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
term loan 4.3023% 6/22/23 (c)	1,805,000	1,812,527
Tranche B 5LN, term loan 4.4013% 12/21/22 (c)	1,111,932	1,116,658
		2,929,185
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Moxie Patriot LLC Tranche B, term loan 6.8968% 12/19/20 (c)	3,685,217	3,464,104
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)	448,864	374,052
TPF II Power LLC Tranche B, term loan 5% 10/2/23 (c)	1,756,298	1,766,186
		5,604,342
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.3431% 11/4/21 (c)	1,989,873	1,997,057
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (c)	49,375	48,227

TOTAL FINANCIALS		2,045,284

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. Tranche H, term loan 4.0477% 1/27/21 (c)	1,986,433	1,973,183
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.3%
iStar Financial, Inc. Tranche B, term loan 4.75% 7/1/20 (c)	1,552,854	1,566,442
QCP SNF West (REIT) LLC Tranche B, term loan 6.25% 10/31/22 (c)	1,206,975	1,227,349
		2,793,791
Real Estate Management & Development - 0.7%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (c)	2,229,068	2,249,976
Capital Automotive LP Trahche B 1LN, term loan 4% 3/24/24 (c)	570,000	574,275
Simply Storage Management LLC 8.2375% 9/6/21 (c)	3,026,000	3,026,000
		5,850,251

TOTAL REAL ESTATE		8,644,042

UTILITIES - 1.0%
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.49% 1/31/22 (c)	967,433	967,133
Dayton Power & Light Co. Tranche B 1LN, term loan 4.25% 8/24/22 (c)	718,200	727,178
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)	1,480,794	1,481,253
Lightstone Holdco LLC:
Tranche B, term loan 5.5% 1/30/24 (c)	1,174,592	1,179,913
Tranche C, term loan 5.5% 1/30/24 (c)	72,464	72,792
Southeast Powergen LLC Tranche B, term loan 4.65% 12/2/21 (c)	502,900	492,213
		4,920,482
Independent Power and Renewable Electricity Producers - 0.5%
APLP Holdings LP Tranche B, term loan 5.9928% 4/13/23 (c)	1,251,704	1,254,833
Dynegy, Inc. Tranche C, term loan 4.25% 2/7/24 (c)	310,000	309,755
MRP Generation Holdings LLC Tranche B, term loan 8.1468% 10/18/22 (c)	2,611,264	2,572,095
		4,136,683

TOTAL UTILITIES		9,057,165

TOTAL BANK LOAN OBLIGATIONS
(Cost $42,231,914)		42,308,889
	Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.85% (g)
(Cost $43,117,066)	43,114,303	43,122,926
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $818,805,836)		881,384,484
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,796,376
NET ASSETS - 100%		$885,180,860

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $256,853,222 or 29.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$178,100
Total	$178,100

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,334,340	$1,334,340	$--	$--
Financials	95,928,697	91,131,197	4,797,500	--
Health Care	167,348	167,348	--	--
Real Estate	242,278,349	241,140,749	1,137,600	--
Utilities	583,391	583,391	--	--
Corporate Bonds	226,648,305	--	226,648,305	--
Asset-Backed Securities	23,012,732	--	23,012,722	10
Collateralized Mortgage Obligations	3,697,856	--	3,697,856	--
Commercial Mortgage Securities	202,301,651	--	202,301,651	--
Bank Loan Obligations	42,308,889	--	37,002,491	5,306,398
Money Market Funds	43,122,926	43,122,926	--	--
Total Investments in Securities:	$881,384,484	$377,479,951	$498,598,125	$5,306,408

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$8,942,174
Net Realized Gain (Loss) on Investment Securities	(183)
Net Unrealized Gain (Loss) on Investment Securities	5,552
Cost of Purchases	3,023,176
Proceeds of Sales	(13,268)
Amortization/Accretion	(25,482)
Transfers into Level 3	10
Transfers out of Level 3	(6,625,571)
Ending Balance	$5,306,408
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$5,553

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $818,952,476. Net unrealized appreciation aggregated $62,432,008, of which $68,251,626 related to appreciated investment securities and $5,819,618 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

April 30, 2017

BCF-QTLY-0617
1.800333.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 28.3%
Automobiles - 3.6%
Tesla, Inc. (a)(b)	2,382,233	$748,188
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	646,200	41,706
Hotels, Restaurants & Leisure - 4.5%
Alsea S.A.B. de CV	1,442,300	5,125
Buffalo Wild Wings, Inc. (a)	119,609	18,844
Chipotle Mexican Grill, Inc. (a)	683,770	324,428
Dave & Buster's Entertainment, Inc. (a)	1,737,713	111,231
Del Taco Restaurants, Inc. (a)	1,052,600	13,842
Delta Corp. Ltd.	410,224	1,018
Domino's Pizza, Inc.	39,371	7,142
Freshii, Inc.	107,900	980
Las Vegas Sands Corp.	891,900	52,613
Marriott International, Inc. Class A	134,900	12,737
McDonald's Corp.	118,600	16,596
Melco Crown Entertainment Ltd. sponsored ADR	1,683,100	36,944
MGM Mirage, Inc.	2,188,842	67,219
Shake Shack, Inc. Class A (a)(b)	732,600	24,864
Starbucks Corp.	3,197,247	192,027
U.S. Foods Holding Corp.	1,361,600	38,397
Vail Resorts, Inc.	45,700	9,033
Wendy's Co.	141,400	2,084
Yum China Holdings, Inc.	669,200	22,833
		957,957
Household Durables - 1.0%
Forbo Holding AG (Reg.)	1,360	2,229
Newell Brands, Inc.	1,396,702	66,679
SodaStream International Ltd. (a)	949,595	51,648
Sony Corp.	1,641,700	56,334
Sony Corp. sponsored ADR	738,075	25,478
Whirlpool Corp.	23,500	4,363
		206,731
Internet & Direct Marketing Retail - 8.9%
Amazon.com, Inc. (a)	1,377,687	1,274,347
Ctrip.com International Ltd. ADR (a)	430,433	21,741
Expedia, Inc.	129,599	17,330
Groupon, Inc. (a)	1,744,314	6,838
JD.com, Inc. sponsored ADR (a)	4,527,600	158,783
Netflix, Inc. (a)	915,748	139,377
NutriSystem, Inc.	218,700	11,690
Priceline Group, Inc. (a)	117,105	216,272
The Honest Co., Inc. (a)(c)	150,143	4,477
Vipshop Holdings Ltd. ADR (a)	1,008,200	13,984
		1,864,839
Leisure Products - 0.3%
Mattel, Inc.	2,134,688	47,860
NJOY, Inc. (a)(c)	8,088,439	0
Spin Master Corp. (a)	410,200	11,786
		59,646
Media - 1.8%
Altice NV Class A (a)	3,125,487	77,642
Charter Communications, Inc. Class A (a)	384,694	132,781
Comcast Corp. Class A	571,800	22,409
Emerald Expositions Events, Inc.	208,500	4,066
Live Nation Entertainment, Inc. (a)	69,200	2,225
Naspers Ltd. Class N	175,700	33,410
The Walt Disney Co.	598,000	69,129
Viacom, Inc. Class B (non-vtg.)	271,800	11,568
WME Entertainment Parent, LLC Class A (a)(c)(d)	9,407,380	21,261
		374,491
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	1,898,865	157,169
JC Penney Corp., Inc. (a)(b)	7,594	41
Ollie's Bargain Outlet Holdings, Inc. (a)	219,800	8,418
Target Corp.	111,800	6,244
		171,872
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	118,600	16,858
AutoZone, Inc. (a)	11,500	7,960
Dick's Sporting Goods, Inc.	644,000	32,554
Five Below, Inc. (a)	512,100	25,154
Floor & Decor Holdings, Inc. Class A	473,300	15,335
Gap, Inc.	83,700	2,193
Home Depot, Inc.	2,755,524	430,137
Inditex SA	484,826	18,595
L Brands, Inc.	546,436	28,857
Lowe's Companies, Inc.	123,400	10,474
O'Reilly Automotive, Inc. (a)	46,557	11,553
RH (a)(b)	1,383,274	66,356
TJX Companies, Inc.	1,021,067	80,297
Ulta Beauty, Inc. (a)	12,284	3,457
		749,780
Textiles, Apparel & Luxury Goods - 3.6%
adidas AG	1,489,758	298,432
Canada Goose Holdings, Inc. (b)	42,800	720
Carter's, Inc.	67,200	6,185
Coach, Inc.	308,700	12,160
G-III Apparel Group Ltd. (a)	1,081,539	25,632
Kate Spade & Co. (a)	1,090,200	18,969
Kering SA	98,200	30,438
lululemon athletica, Inc. (a)	1,442,772	75,024
LVMH Moet Hennessy - Louis Vuitton SA	93,574	23,101
NIKE, Inc. Class B	2,161,044	119,743
Prada SpA	1,916,100	8,991
PVH Corp.	642,881	64,950
Regina Miracle International Holdings Ltd. (b)	3,630,551	2,838
Shenzhou International Group Holdings Ltd.	610,000	4,015
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,934,595	48,849
Swatch Group AG (Bearer)	5,160	2,066
Tory Burch LLC (c)(d)	293,611	14,384
Under Armour, Inc. Class C (non-vtg.) (b)	221,100	4,292
		760,789

TOTAL CONSUMER DISCRETIONARY		5,935,999

CONSUMER STAPLES - 5.4%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	392,227	67,675
Diageo PLC	407,641	11,865
Molson Coors Brewing Co. Class B	895,655	85,884
Monster Beverage Corp. (a)	2,508,585	113,840
National Beverage Corp. (b)	264,000	23,388
PepsiCo, Inc.	17,700	2,005
		304,657
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	1,133,697	201,254
Performance Food Group Co. (a)	640,200	15,941
Sprouts Farmers Market LLC (a)	507,300	11,318
		228,513
Food Products - 0.9%
Associated British Foods PLC	486,845	17,719
Bunge Ltd.	202,000	15,964
Lamb Weston Holdings, Inc.	245,600	10,254
Mondelez International, Inc.	1,090,533	49,107
Nestle SA (Reg. S)	23,845	1,837
Post Holdings, Inc. (a)	92,300	7,771
The Hain Celestial Group, Inc. (a)	884,371	32,713
The Kraft Heinz Co.	283,700	25,644
TreeHouse Foods, Inc. (a)	370,000	32,412
		193,421
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	314,900	45,261
Personal Products - 0.9%
Coty, Inc. Class A	4,179,200	74,599
Estee Lauder Companies, Inc. Class A	23,600	2,057
Herbalife Ltd. (a)	1,043,840	66,033
Kose Corp.	44,400	4,210
Unilever NV (NY Reg.) (a)	730,300	38,151
		185,050
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	63,800	4,311
sponsored ADR (b)	1,635,800	111,300
Imperial Tobacco Group PLC	246,063	12,053
Philip Morris International, Inc.	506,200	56,107
		183,771

TOTAL CONSUMER STAPLES		1,140,673

ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	260,900	15,490
Shelf Drilling Ltd. (a)	781,900	6,255
U.S. Silica Holdings, Inc.	285,600	11,852
Weatherford International PLC (a)	677,100	3,907
		37,504
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.	1,427,632	81,404
Cimarex Energy Co.	426,850	49,805
Continental Resources, Inc. (a)	1,203,741	51,051
Devon Energy Corp.	217,300	8,581
Diamondback Energy, Inc. (a)	229,100	22,873
EOG Resources, Inc.	545,258	50,436
Pioneer Natural Resources Co.	339,126	58,665
Reliance Industries Ltd.	685,400	14,874
		337,689

TOTAL ENERGY		375,193

FINANCIALS - 3.6%
Banks - 2.1%
Bank of America Corp.	6,928,521	161,712
Citigroup, Inc.	1,558,521	92,140
Comerica, Inc.	52,000	3,676
HDFC Bank Ltd. sponsored ADR	485,317	38,636
JPMorgan Chase & Co.	1,605,436	139,673
		435,837
Capital Markets - 1.3%
BlackRock, Inc. Class A	149,564	57,518
CBOE Holdings, Inc.	306,100	25,226
Charles Schwab Corp.	796,241	30,934
Fairfax India Holdings Corp. (a)	907,400	12,604
Goldman Sachs Group, Inc.	450,600	100,844
Morgan Stanley	536,900	23,285
MSCI, Inc.	62,600	6,280
Northern Trust Corp.	220,100	19,809
		276,500
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	115,500	19,082
Jeld-Wen Holding, Inc.	110,400	3,647
		22,729
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	16,682

TOTAL FINANCIALS		751,748

HEALTH CARE - 11.2%
Biotechnology - 7.6%
AC Immune SA	157,800	1,507
AC Immune SA (e)	603,000	5,759
ACADIA Pharmaceuticals, Inc. (a)	280,800	9,640
Acceleron Pharma, Inc. (a)	143,443	4,736
Advanced Accelerator Applications SA sponsored ADR (a)	315,400	11,985
Agios Pharmaceuticals, Inc. (a)(b)	245,923	12,225
Aimmune Therapeutics, Inc. (a)(b)	494,157	9,606
Alexion Pharmaceuticals, Inc. (a)	1,686,469	215,497
Alkermes PLC (a)	1,021,247	59,488
Alnylam Pharmaceuticals, Inc. (a)	676,140	36,241
Amgen, Inc.	1,996,386	326,050
AquaBounty Technologies, Inc. (a)(b)	5,187	40
Ascendis Pharma A/S sponsored ADR (a)	329,051	9,710
BeiGene Ltd. ADR (a)	34,400	1,406
Biogen, Inc. (a)	460,690	124,944
BioMarin Pharmaceutical, Inc. (a)	434,287	41,622
bluebird bio, Inc. (a)	243,667	21,674
Cellectis SA sponsored ADR (a)	66,409	1,601
Chiasma, Inc. (a)(b)	518,617	804
Chiasma, Inc. warrants (a)	55,391	14
Chimerix, Inc. (a)	84,385	505
Coherus BioSciences, Inc. (a)	629,089	12,079
CytomX Therapeutics, Inc. (a)	164,076	2,578
CytomX Therapeutics, Inc. (e)	378,621	5,948
DBV Technologies SA sponsored ADR (a)	106,654	3,768
Editas Medicine, Inc. (a)(b)	615,753	11,607
Exact Sciences Corp. (a)(b)	182,300	5,471
Exelixis, Inc. (a)	2,789,291	62,480
FibroGen, Inc. (a)	366,641	10,266
GenSight Biologics SA	632,363	4,705
Global Blood Therapeutics, Inc. (a)	655,909	18,989
Grifols SA ADR	109,100	2,369
Heron Therapeutics, Inc. (a)	111,781	1,716
Intellia Therapeutics, Inc. (a)(b)	601,599	8,765
Intercept Pharmaceuticals, Inc. (a)	181,621	20,405
Ionis Pharmaceuticals, Inc. (a)	125,129	6,030
Ironwood Pharmaceuticals, Inc. Class A (a)	1,056,367	17,240
La Jolla Pharmaceutical Co. (a)	59,434	1,724
Merrimack Pharmaceuticals, Inc. (a)(b)	1,562,425	5,203
Momenta Pharmaceuticals, Inc. (a)	96,069	1,379
Neurocrine Biosciences, Inc. (a)	624,447	33,345
Portola Pharmaceuticals, Inc. (a)	299,425	11,974
Prothena Corp. PLC (a)	102,959	5,573
Radius Health, Inc. (a)	84,085	3,285
Regeneron Pharmaceuticals, Inc. (a)	656,608	255,086
Sage Therapeutics, Inc. (a)	237,967	16,896
Seattle Genetics, Inc. (a)	395,093	26,985
Seres Therapeutics, Inc. (a)(b)	48,733	479
Spark Therapeutics, Inc. (a)	155,019	8,986
TESARO, Inc. (a)	87,800	12,958
Trevena, Inc. (a)	1,029,195	3,365
Ultragenyx Pharmaceutical, Inc. (a)	58,420	3,762
Vertex Pharmaceuticals, Inc. (a)	943,402	111,604
Xencor, Inc. (a)	150,450	3,862
		1,595,936
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (a)	4,624,738	122,001
Danaher Corp.	449,759	37,478
DexCom, Inc. (a)	47,600	3,711
Insulet Corp. (a)	207,500	9,008
Intuitive Surgical, Inc. (a)	155,541	130,012
Invuity, Inc. (a)(b)	604,811	5,443
Nevro Corp. (a)	169,321	15,953
Novocure Ltd. (a)(b)	162,300	1,834
Penumbra, Inc. (a)	15,100	1,290
Stryker Corp.	15,200	2,073
		328,803
Health Care Providers & Services - 0.6%
Anthem, Inc.	88,600	15,761
Apollo Hospitals Enterprise Ltd.	840,757	16,128
Cigna Corp.	132,500	20,719
Humana, Inc.	75,200	16,693
Teladoc, Inc. (a)	226,600	5,620
UnitedHealth Group, Inc.	250,162	43,748
		118,669
Health Care Technology - 0.1%
athenahealth, Inc. (a)	90,973	8,916
Cerner Corp. (a)	76,300	4,940
Evolent Health, Inc. (a)	240,272	5,586
		19,442
Pharmaceuticals - 1.3%
Achaogen, Inc. (a)(b)	324,457	7,813
Aclaris Therapeutics, Inc. (a)	66,700	1,875
Allergan PLC	618,900	150,925
Castle Creek Pharmaceuticals, LLC Class A-2 (c)(d)	29,758	9,820
Dermira, Inc. (a)	381,348	12,989
GW Pharmaceuticals PLC ADR (a)	169,996	20,184
Intersect ENT, Inc. (a)	116,700	2,217
Jazz Pharmaceuticals PLC (a)	255,844	40,751
Patheon NV	188,900	5,083
The Medicines Company (a)	524,924	25,889
Theravance Biopharma, Inc. (a)	61,300	2,472
		280,018

TOTAL HEALTH CARE		2,342,868

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.4%
Elbit Systems Ltd.	34,600	4,110
General Dynamics Corp.	21,300	4,128
Huntington Ingalls Industries, Inc.	19,700	3,958
Northrop Grumman Corp.	105,569	25,966
Raytheon Co.	135,615	21,049
Space Exploration Technologies Corp. Class A (a)(c)	222,138	23,324
		82,535
Airlines - 1.5%
American Airlines Group, Inc.	727,200	30,993
Azul SA sponsored ADR	263,100	5,975
Delta Air Lines, Inc.	2,288,849	104,005
InterGlobe Aviation Ltd.	257,728	4,433
Southwest Airlines Co.	2,809,873	157,971
Wizz Air Holdings PLC (a)	266,810	6,099
		309,476
Building Products - 0.2%
Builders FirstSource, Inc. (a)	85,000	1,361
GMS, Inc.	133,800	4,838
Masco Corp.	737,800	27,313
		33,512
Commercial Services & Supplies - 0.0%
HomeServe PLC	579,400	5,020
KAR Auction Services, Inc.	81,800	3,568
		8,588
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	416,400	43,997
Fluor Corp.	215,100	11,039
KBR, Inc.	552,000	7,756
		62,792
Electrical Equipment - 0.5%
AMETEK, Inc.	37,900	2,168
Eaton Corp. PLC	506,000	38,274
Fortive Corp.	167,579	10,601
Melrose Industries PLC	1,027,539	3,148
Nidec Corp.	19,900	1,824
Regal Beloit Corp.	397,700	31,359
Rockwell Automation, Inc.	79,000	12,431
		99,805
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	455,998	59,800
Machinery - 1.0%
Allison Transmission Holdings, Inc.	1,103,800	42,695
Aumann AG	108,300	7,123
Caterpillar, Inc.	589,400	60,272
Colfax Corp. (a)	241,300	9,765
Eicher Motors Ltd.	14,288	5,793
Fanuc Corp.	10,200	2,077
Flowserve Corp.	1,023,800	52,081
Ingersoll-Rand PLC	72,600	6,443
Kennametal, Inc.	160,000	6,653
Nordson Corp.	56,200	7,036
Parker Hannifin Corp.	52,000	8,362
Rational AG	16,338	8,210
Standex International Corp.	8,504	799
		217,309
Marine - 0.0%
Star Bulk Carriers Corp. (a)	489,500	4,631
Professional Services - 0.2%
IHS Markit Ltd. (a)	538,500	23,371
Recruit Holdings Co. Ltd.	129,200	6,525
		29,896
Road & Rail - 0.0%
CSX Corp.	41,100	2,090
Trading Companies & Distributors - 0.5%
Fastenal Co.	285,400	12,752
HD Supply Holdings, Inc. (a)	1,784,947	71,933
MSC Industrial Direct Co., Inc. Class A	121,600	10,887
Univar, Inc. (a)	320,300	9,561
WESCO International, Inc. (a)	13,828	843
Wolseley PLC	32,118	2,041
		108,017

TOTAL INDUSTRIALS		1,018,451

INFORMATION TECHNOLOGY - 40.8%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	129,800	18,125
Carvana Co. Class A	139,000	1,543
Viavi Solutions, Inc. (a)	200,400	2,004
		21,672
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	28,300	2,046
Coherent, Inc. (a)	36,600	7,891
Dell Technologies, Inc. (a)	221,800	14,885
IPG Photonics Corp. (a)	16,700	2,110
Jabil Circuit, Inc.	69,400	2,014
Largan Precision Co. Ltd.	48,000	7,965
Sunny Optical Technology Group Co. Ltd.	324,000	2,666
		39,577
Internet Software & Services - 14.2%
Akamai Technologies, Inc. (a)	102,400	6,240
Alibaba Group Holding Ltd. sponsored ADR (a)	550,900	63,629
Alphabet, Inc.:
Class A (a)	1,465,236	1,354,640
Class C (a)	328,584	297,684
Benefitfocus, Inc. (a)	66,000	2,079
Dropbox, Inc. Class B (a)(c)	1,003,814	11,172
eBay, Inc. (a)	3,514,900	117,433
Facebook, Inc. Class A (a)	5,948,584	893,775
Gogo, Inc. (a)(b)	1,751,088	22,081
Mail.Ru Group Ltd. GDR (Reg. S) (a)	494,600	13,033
NetEase, Inc. ADR	38,800	10,297
New Relic, Inc. (a)	172,881	6,912
Nutanix, Inc. Class B (e)	482,746	7,333
Okta, Inc.	53,200	1,386
Shopify, Inc. Class A (a)	307,700	23,370
Stamps.com, Inc. (a)	130,600	13,863
Tencent Holdings Ltd.	2,862,600	89,695
TrueCar, Inc. (a)	248,700	4,357
Twitter, Inc. (a)	130,400	2,149
VeriSign, Inc. (a)	71,000	6,313
Yandex NV Series A (a)	794,100	21,647
		2,969,088
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	170,800	10,287
EOH Holdings Ltd.	179,100	1,896
MasterCard, Inc. Class A	2,288,883	266,243
PayPal Holdings, Inc. (a)	2,116,200	100,985
Presidio, Inc.	914,000	13,482
Square, Inc. (a)	114,600	2,090
Vakrangee Ltd. (a)	726,776	3,868
Visa, Inc. Class A	4,640,685	423,323
		822,174
Semiconductors & Semiconductor Equipment - 6.4%
ams AG	252,610	16,248
Analog Devices, Inc.	117,700	8,969
Applied Materials, Inc.	594,800	24,155
ASM Pacific Technology Ltd.	857,400	12,765
ASML Holding NV	317,400	41,849
Broadcom Ltd.	2,268,759	500,965
Cavium, Inc. (a)	1,339,666	92,236
Cirrus Logic, Inc. (a)	405,927	26,121
Cypress Semiconductor Corp.	895,800	12,550
Dialog Semiconductor PLC (a)	170,300	7,968
Himax Technologies, Inc. sponsored ADR	656,900	4,605
Infineon Technologies AG	97,500	2,015
Inphi Corp. (a)(b)	343,000	14,207
KLA-Tencor Corp.	264,200	25,950
Lam Research Corp.	318,000	46,062
M/A-COM Technology Solutions Holdings, Inc. (a)	37,500	1,833
Micron Technology, Inc. (a)	2,304,300	63,760
Monolithic Power Systems, Inc.	119,235	10,910
NVIDIA Corp.	3,758,148	391,975
ON Semiconductor Corp. (a)	1,161,100	16,464
Skyworks Solutions, Inc.	20,600	2,055
STMicroelectronics NV (NY Shares) unit (b)	924,500	14,783
WONIK IPS Co. Ltd. (a)	352,536	8,026
		1,346,471
Software - 7.7%
Activision Blizzard, Inc.	6,014,787	314,273
Adobe Systems, Inc. (a)	1,063,302	142,206
Appirio, Inc. (Escrow)	87,529	23
Autodesk, Inc. (a)	150,400	13,547
Cloudera, Inc.	186,078	3,031
Electronic Arts, Inc. (a)	1,545,071	146,504
Ellie Mae, Inc. (a)	20,200	2,056
FireEye, Inc. (a)(b)	173,500	2,170
Globant SA (a)(b)	55,000	2,084
HubSpot, Inc. (a)	51,829	3,475
Microsoft Corp.	4,402,001	301,361
Nintendo Co. Ltd.	47,300	11,970
Paycom Software, Inc. (a)(b)	475,665	28,659
Salesforce.com, Inc. (a)	6,113,341	526,481
Snap, Inc.:
Class A	899,719	18,260
Class A (a)(b)	1,061,300	23,932
Class B	899,719	18,260
Take-Two Interactive Software, Inc. (a)	150,100	9,434
Tanium, Inc. Class B (a)(c)	554,900	2,755
Workday, Inc. Class A (a)	399,554	34,921
Zendesk, Inc. (a)	599,681	17,241
		1,622,643
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	11,065,426	1,589,545
HP, Inc.	1,254,400	23,608
NetApp, Inc.	340,400	13,565
Samsung Electronics Co. Ltd.	23,391	45,873
Western Digital Corp.	865,600	77,099
		1,749,690

TOTAL INFORMATION TECHNOLOGY		8,571,315

MATERIALS - 1.5%
Chemicals - 1.4%
CF Industries Holdings, Inc.	2,997,557	80,155
E.I. du Pont de Nemours & Co.	184,400	14,706
FMC Corp.	228,100	16,704
LyondellBasell Industries NV Class A	822,300	69,698
Platform Specialty Products Corp. (a)	309,200	4,381
Potash Corp. of Saskatchewan, Inc.	503,700	8,494
Sherwin-Williams Co.	39,400	13,186
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	85,700	3,047
The Chemours Co. LLC	1,457,500	58,723
Tronox Ltd. Class A	605,400	9,995
Westlake Chemical Corp.	140,100	8,721
		287,810
Construction Materials - 0.1%
Buzzi Unicem SpA	79,100	2,033
Summit Materials, Inc.	817,500	20,977
		23,010
Metals & Mining - 0.0%
Anglo American PLC (United Kingdom) (a)	220,500	3,160
Franco-Nevada Corp.	59,800	4,067
		7,227
Paper & Forest Products - 0.0%
Boise Cascade Co. (a)	67,700	2,065

TOTAL MATERIALS		320,112

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	10,700	4,469
Real Estate Management & Development - 0.0%
Parsvnath Developers Ltd. (a)	18,730,597	4,763

TOTAL REAL ESTATE		9,232

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Bharti Infratel Ltd.	4,669,859	25,764
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	624,700	42,024

TOTAL TELECOMMUNICATION SERVICES		67,788

UTILITIES - 0.0%
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	172,500	3,169
TOTAL COMMON STOCKS
(Cost $12,200,146)		20,536,548

Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(d)	68,723	9,415
Internet & Direct Marketing Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)	3,163,704	15,154
The Honest Co., Inc.:
Series C (a)(c)	350,333	11,246
Series D (a)(c)	77,448	2,624
		29,024
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (c)	335,429	7,266

TOTAL CONSUMER DISCRETIONARY		45,705

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(c)	780,377	11,487
Food Products - 0.0%
BLUE BOTTLE Coffee, Inc. Series C (a)(c)	632,822	9,834
Tobacco - 0.0%
PAX Labs, Inc. Series C (a)(c)	2,555,833	9,840

TOTAL CONSUMER STAPLES		31,161

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)	3,552,125	14,173
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Axcella Health, Inc. Series C (a)(c)	545,634	11,349
Immunocore Ltd. Series A (a)(c)	11,275	3,138
		14,487
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)	2,728,716	17,600

TOTAL HEALTH CARE		32,087

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	97,277	10,214
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	692,196	5,752

TOTAL INDUSTRIALS		15,966

INFORMATION TECHNOLOGY - 1.5%
Internet Software & Services - 1.2%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)	2,928,086	962
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	5,156,948	251,516
Series E, 8.00% (a)(c)	102,648	5,006
		257,484
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	646,522	19,111
Software - 0.2%
Appirio, Inc. Series E (Escrow)	612,702	156
Bracket Computing, Inc. Series C (a)(c)	1,207,761	2,561
Cloudflare, Inc. Series D 8.0% (a)(c)	696,025	3,946
Dataminr, Inc. Series D (a)(c)	277,250	2,115
Delphix Corp. Series D (a)(c)	675,445	3,397
Malwarebytes Corp. Series B (a)(c)	1,056,193	11,219
Taboola.Com Ltd. Series E (a)(c)	634,902	8,933
		32,327

TOTAL INFORMATION TECHNOLOGY		308,922

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $273,579)		448,014

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.85% (f)	25,220,732	25,226
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)	290,403,670	290,433
TOTAL MONEY MARKET FUNDS
(Cost $315,643)		315,659
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $12,789,368)		21,300,221
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(298,629)
NET ASSETS - 100%		$21,001,592

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $535,051,000 or 2.5% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,040,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$12,951
Axcella Health, Inc. Series C	1/30/15	$5,500
Blue Apron Holdings, Inc. Series D	5/18/15	$10,400
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$21,086
Bracket Computing, Inc. Series C	9/9/15	$9,500
Castle Creek Pharmaceuticals, LLC Class A-2	9/29/16	$9,820
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D 8.0%	11/5/14 - 6/24/15	$4,349
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Dropbox, Inc. Class B	5/2/12	$9,084
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$962
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$9,415
Mulberry Health, Inc. Series A8	1/20/16	$18,432
NJOY, Inc.	6/7/13 - 2/14/14	$16,957
Oportun Finance Corp. Series H	2/6/15	$10,114
PAX Labs, Inc. Series C	5/22/15	$9,840
Peloton Interactive, Inc. Series E	3/31/17	$7,266
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$20,760
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
Tory Burch LLC	5/14/15	$20,890
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$80,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$3,420
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$19,025
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Fidelity Securities Lending Cash Central Fund	4,100
Total	$4,124

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$7,823	$--	$722	$--	$--
Total	$7,823	$--	$722	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$5,981,704	$5,783,032	$112,845	$85,827
Consumer Staples	1,171,834	1,122,660	18,013	31,161
Energy	375,193	368,938	6,255	--
Financials	765,921	751,748	--	14,173
Health Care	2,374,955	2,333,034	14	41,907
Industrials	1,034,417	991,009	4,118	39,290
Information Technology	8,880,237	8,414,134	143,231	322,872
Materials	320,112	320,112	--	--
Real Estate	9,232	9,232	--	--
Telecommunication Services	67,788	67,788	--	--
Utilities	3,169	3,169	--	--
Money Market Funds	315,659	315,659	--	--
Total Investments in Securities:	$21,300,221	$20,480,515	$284,476	$535,230

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$0
Level 2 to Level 1	$238,344

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$378,329
Net Realized Gain (Loss) on Investment Securities	10,857
Net Unrealized Gain (Loss) on Investment Securities	(2,932)
Cost of Purchases	3,895
Proceeds of Sales	(67,277)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$322,872
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$(1,621)
Other Investments in Securities
Beginning Balance	$181,112
Net Realized Gain (Loss) on Investment Securities	944
Net Unrealized Gain (Loss) on Investment Securities	(319)
Cost of Purchases	54,712
Proceeds of Sales	(24,091)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$212,358
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$317

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$535,230	Market comparable	Enterprise value/Sales multiple (EV/S)	0.7 - 7.6 / 3.7	Increase
			Transaction price	$14.18 - $150.00 / $43.60	Increase
			Price/Earnings multiple (P/E)	13.6	Increase
			Enterprise value/Gross profit multiple (EV/GP)	12.5	Increase
			Discount rate	2.3% - 35.0% / 14.7%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.2	Increase
			Premium rate	1.0% - 92.0% / 44.8%	Increase
			Liquidity preference	$6.75 - $64.62 / $28.82	Increase
			Proxy premium	46.7%	Increase
			Discount for lack of marketability (DLOM)	10.0% - 25.0% / 15.0%	Decrease
		Market approach	Transaction price	$2.26 - $330.00 / $54.59	Increase
			Tender price	$105.00	Increase
		Recovery value	Recovery value	0.0% - 212.0% / 146.8%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $12,829,192,000 Net unrealized appreciation aggregated $8,471,029,000, of which $8,875,332,000 related to appreciated investment securities and $404,303,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Blue Chip Growth Fund

April 30, 2017

XS1-QTLY-0617
1.967990.103

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 28.2%
Automobiles - 3.7%
Tesla, Inc. (a)(b)	674,137	$211,726,208
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	165,100	10,655,554
Hotels, Restaurants & Leisure - 4.5%
Alsea S.A.B. de CV	386,700	1,374,025
Buffalo Wild Wings, Inc. (a)	38,514	6,067,881
Chipotle Mexican Grill, Inc. (a)	184,800	87,682,056
Dave & Buster's Entertainment, Inc. (a)	482,100	30,859,221
Del Taco Restaurants, Inc. (a)	272,300	3,580,745
Delta Corp. Ltd.	115,839	287,390
Domino's Pizza, Inc.	12,900	2,339,931
Freshii, Inc.	30,500	277,059
Las Vegas Sands Corp.	225,200	13,284,548
Marriott International, Inc. Class A	35,700	3,370,794
McDonald's Corp.	32,200	4,505,746
Melco Crown Entertainment Ltd. sponsored ADR	444,300	9,752,385
MGM Mirage, Inc.	579,200	17,787,232
Shake Shack, Inc. Class A (a)(b)	185,500	6,295,870
Starbucks Corp.	822,720	49,412,563
U.S. Foods Holding Corp.	356,400	10,050,480
Vail Resorts, Inc.	11,900	2,352,154
Wendy's Co.	38,500	567,490
Yum China Holdings, Inc.	206,200	7,035,544
		256,883,114
Household Durables - 1.0%
Forbo Holding AG (Reg.)	390	639,286
Newell Brands, Inc.	385,735	18,414,989
Nien Made Enterprise Co. Ltd.	113,000	1,142,226
SodaStream International Ltd. (a)(b)	275,880	15,005,113
Sony Corp.	407,300	13,976,232
Sony Corp. sponsored ADR	201,300	6,948,876
Whirlpool Corp.	6,400	1,188,352
		57,315,074
Internet & Direct Marketing Retail - 8.5%
Amazon.com, Inc. (a)	353,780	327,242,962
Ctrip.com International Ltd. ADR (a)	105,686	5,338,200
Expedia, Inc.	41,177	5,506,188
Groupon, Inc. (a)	474,700	1,860,824
JD.com, Inc. sponsored ADR (a)	1,215,900	42,641,613
Netflix, Inc. (a)	228,046	34,708,601
NutriSystem, Inc.	59,300	3,169,585
Priceline Group, Inc. (a)	31,900	58,913,558
The Honest Co., Inc. (a)(c)	71,609	2,135,380
Vipshop Holdings Ltd. ADR (a)	268,800	3,728,256
		485,245,167
Leisure Products - 0.3%
Mattel, Inc.	535,200	11,999,184
Spin Master Corp. (a)	148,900	4,278,128
		16,277,312
Media - 1.7%
Altice NV Class A (a)	769,793	19,122,802
Charter Communications, Inc. Class A (a)	102,503	35,379,935
Comcast Corp. Class A	150,800	5,909,852
Emerald Expositions Events, Inc.	56,700	1,105,650
Live Nation Entertainment, Inc. (a)	19,800	636,768
Naspers Ltd. Class N	43,800	8,328,636
The Walt Disney Co.	163,817	18,937,245
Viacom, Inc. Class B (non-vtg.)	76,500	3,255,840
WME Entertainment Parent, LLC Class A (a)(c)(d)	2,954,333	6,676,793
		99,353,521
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	515,300	42,651,381
JC Penney Corp., Inc. (a)	2,500	13,450
Ollie's Bargain Outlet Holdings, Inc. (a)	58,900	2,255,870
Target Corp.	30,400	1,697,840
		46,618,541
Specialty Retail - 3.7%
Advance Auto Parts, Inc.	32,400	4,605,336
AutoZone, Inc. (a)	3,200	2,215,008
Dick's Sporting Goods, Inc.	170,100	8,598,555
Five Below, Inc. (a)	134,700	6,616,464
Floor & Decor Holdings, Inc. Class A	128,600	4,166,640
Gap, Inc.	22,800	597,360
Home Depot, Inc.	736,100	114,905,210
Inditex SA	120,314	4,614,554
L Brands, Inc.	148,714	7,853,586
Lowe's Companies, Inc.	34,700	2,945,336
O'Reilly Automotive, Inc. (a)	12,100	3,002,615
RH (a)(b)	560,018	26,864,063
TJX Companies, Inc.	266,600	20,965,424
Ulta Beauty, Inc. (a)	2,200	619,168
		208,569,319
Textiles, Apparel & Luxury Goods - 3.8%
adidas AG	390,930	78,311,985
Canada Goose Holdings, Inc.	12,100	203,609
Carter's, Inc.	18,500	1,702,740
Coach, Inc.	86,600	3,411,174
G-III Apparel Group Ltd. (a)	311,480	7,382,076
Kate Spade & Co. (a)	293,700	5,110,380
Kering SA	26,100	8,089,964
lululemon athletica, Inc. (a)	505,700	26,296,400
LVMH Moet Hennessy - Louis Vuitton SA	25,281	6,241,093
NIKE, Inc. Class B	593,000	32,858,130
Prada SpA	526,800	2,472,015
PVH Corp.	158,600	16,023,358
Regina Miracle International Holdings Ltd.	952,693	744,679
Shenzhou International Group Holdings Ltd.	173,000	1,138,751
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,100	17,677,525
Swatch Group AG (Bearer)	1,400	560,422
Tory Burch LLC (a)(c)(d)	106,817	5,232,965
Under Armour, Inc. Class C (non-vtg.)	60,100	1,166,541
		214,623,807

TOTAL CONSUMER DISCRETIONARY		1,607,267,617

CONSUMER STAPLES - 5.3%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	99,500	17,167,730
Diageo PLC	103,112	3,001,301
Molson Coors Brewing Co. Class B	229,000	21,958,810
Monster Beverage Corp. (a)	672,643	30,524,539
National Beverage Corp. (b)	71,100	6,298,749
PepsiCo, Inc.	4,800	543,744
		79,494,873
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	289,700	51,427,544
Performance Food Group Co. (a)	191,200	4,760,880
Sprouts Farmers Market LLC (a)	137,300	3,063,163
		59,251,587
Food Products - 0.9%
Associated British Foods PLC	92,600	3,370,188
Bunge Ltd.	50,800	4,014,724
Lamb Weston Holdings, Inc.	65,600	2,738,800
Mondelez International, Inc.	277,100	12,477,813
Nestle SA (Reg. S)	6,488	499,709
Post Holdings, Inc. (a)	25,000	2,104,750
The Hain Celestial Group, Inc. (a)	230,800	8,537,292
The Kraft Heinz Co.	72,500	6,553,275
TreeHouse Foods, Inc. (a)	103,100	9,031,560
		49,328,111
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	78,300	11,254,059
Personal Products - 0.9%
Coty, Inc. Class A	1,073,000	19,153,050
Estee Lauder Companies, Inc. Class A	6,700	583,838
Herbalife Ltd. (a)	272,438	17,234,428
Kose Corp.	12,100	1,147,316
Unilever NV (NY Reg.) (a)	202,700	10,589,048
		48,707,680
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	17,100	1,155,334
sponsored ADR (b)	457,300	31,114,692
Imperial Tobacco Group PLC	62,478	3,060,451
Philip Morris International, Inc.	142,300	15,772,532
		51,103,009

TOTAL CONSUMER STAPLES		299,139,319

ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	80,600	4,785,222
Shelf Drilling Ltd. (a)	212,500	1,700,000
U.S. Silica Holdings, Inc.	77,900	3,232,850
Weatherford International PLC (a)	180,400	1,040,908
		10,758,980
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	362,378	20,662,794
Cimarex Energy Co.	106,730	12,453,256
Continental Resources, Inc. (a)	298,264	12,649,376
Devon Energy Corp.	114,400	4,517,656
Diamondback Energy, Inc. (a)	64,000	6,389,760
EOG Resources, Inc.	132,026	12,212,405
Pioneer Natural Resources Co.	86,000	14,877,140
Reliance Industries Ltd.	195,216	4,236,512
		87,998,899

TOTAL ENERGY		98,757,879

FINANCIALS - 3.3%
Banks - 1.9%
Bank of America Corp.	1,741,400	40,644,276
Citigroup, Inc.	388,289	22,955,646
Comerica, Inc.	13,800	975,660
HDFC Bank Ltd. sponsored ADR	119,100	9,481,551
JPMorgan Chase & Co.	403,272	35,084,664
		109,141,797
Capital Markets - 1.3%
BlackRock, Inc. Class A	37,200	14,306,004
CBOE Holdings, Inc.	80,300	6,617,523
Charles Schwab Corp.	199,600	7,754,460
Fairfax India Holdings Corp. (a)	427,900	5,943,531
Goldman Sachs Group, Inc.	123,000	27,527,400
Morgan Stanley	142,900	6,197,573
MSCI, Inc.	15,100	1,514,832
Northern Trust Corp.	54,300	4,887,000
		74,748,323
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	31,000	5,121,510
Jeld-Wen Holding, Inc.	31,300	1,033,839
		6,155,349

TOTAL FINANCIALS		190,045,469

HEALTH CARE - 11.4%
Biotechnology - 8.0%
AC Immune SA	42,900	409,695
AC Immune SA (e)	192,250	1,835,988
ACADIA Pharmaceuticals, Inc. (a)	87,700	3,010,741
Acceleron Pharma, Inc. (a)	36,900	1,218,438
Advanced Accelerator Applications SA sponsored ADR (a)	102,700	3,902,600
Agios Pharmaceuticals, Inc. (a)	116,323	5,782,416
Aimmune Therapeutics, Inc. (a)	128,600	2,499,984
Alexion Pharmaceuticals, Inc. (a)	424,504	54,243,121
Alkermes PLC (a)	393,500	22,921,375
Alnylam Pharmaceuticals, Inc. (a)	339,100	18,175,760
Amgen, Inc.	535,098	87,392,205
AquaBounty Technologies, Inc. (a)(b)	1,671	12,984
Ascendis Pharma A/S sponsored ADR (a)	116,100	3,426,111
BeiGene Ltd. ADR (a)	10,600	433,328
Biogen, Inc. (a)	121,000	32,816,410
BioMarin Pharmaceutical, Inc. (a)	107,700	10,321,968
bluebird bio, Inc. (a)	111,200	9,891,240
Cellectis SA sponsored ADR (a)	25,300	609,983
Chiasma, Inc. (a)(b)	202,640	314,092
Chiasma, Inc. warrants (a)	23,784	5,863
Chimerix, Inc. (a)	31,200	186,576
Coherus BioSciences, Inc. (a)	194,600	3,736,320
CytomX Therapeutics, Inc. (a)	53,200	835,772
CytomX Therapeutics, Inc. (e)	137,854	2,165,686
DBV Technologies SA sponsored ADR (a)	36,600	1,293,078
Editas Medicine, Inc. (a)	187,189	3,528,513
Exact Sciences Corp. (a)	50,600	1,518,506
Exelixis, Inc. (a)	692,200	15,505,280
FibroGen, Inc. (a)	86,200	2,413,600
GenSight Biologics SA	219,991	1,636,715
Global Blood Therapeutics, Inc. (a)	192,900	5,584,455
Grifols SA ADR	30,900	670,839
Heron Therapeutics, Inc. (a)	35,600	546,460
Intellia Therapeutics, Inc. (a)	154,957	2,257,723
Intercept Pharmaceuticals, Inc. (a)	67,300	7,561,155
Ionis Pharmaceuticals, Inc. (a)	62,200	2,997,418
Ironwood Pharmaceuticals, Inc. Class A (a)	484,616	7,908,933
La Jolla Pharmaceutical Co. (a)	16,900	490,100
Merrimack Pharmaceuticals, Inc. (a)	813,200	2,707,956
Momenta Pharmaceuticals, Inc. (a)	35,400	507,990
Neurocrine Biosciences, Inc. (a)	198,000	10,573,200
Portola Pharmaceuticals, Inc. (a)	75,300	3,011,247
Prothena Corp. PLC (a)	38,700	2,094,831
Radius Health, Inc. (a)	28,900	1,129,123
Regeneron Pharmaceuticals, Inc. (a)	173,280	67,317,547
Sage Therapeutics, Inc. (a)	76,986	5,466,006
Seattle Genetics, Inc. (a)	99,400	6,789,020
Seres Therapeutics, Inc. (a)	17,900	175,957
Spark Therapeutics, Inc. (a)	50,710	2,939,659
TESARO, Inc. (a)	28,000	4,132,520
Trevena, Inc. (a)	265,000	866,550
Ultragenyx Pharmaceutical, Inc. (a)	15,000	965,850
Vertex Pharmaceuticals, Inc. (a)	236,500	27,977,950
Xencor, Inc. (a)	41,400	1,062,738
		457,779,575
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	1,146,300	30,239,394
Danaher Corp.	112,100	9,341,293
DexCom, Inc. (a)	12,916	1,006,931
Insulet Corp. (a)	56,500	2,452,665
Intuitive Surgical, Inc. (a)	39,400	32,933,278
Invuity, Inc. (a)(b)	164,600	1,481,400
Nevro Corp. (a)	56,550	5,328,141
Novocure Ltd. (a)	46,000	519,800
Penumbra, Inc. (a)	4,300	367,435
Stryker Corp.	4,300	586,391
		84,256,728
Health Care Providers & Services - 0.5%
Anthem, Inc.	23,300	4,144,837
Cigna Corp.	35,800	5,598,046
Humana, Inc.	19,700	4,373,006
Teladoc, Inc. (a)(b)	64,000	1,587,200
UnitedHealth Group, Inc.	65,100	11,384,688
		27,087,777
Health Care Technology - 0.1%
athenahealth, Inc. (a)	42,000	4,116,420
Cerner Corp. (a)	20,500	1,327,375
Evolent Health, Inc. (a)(b)	61,900	1,439,175
		6,882,970
Pharmaceuticals - 1.3%
Achaogen, Inc. (a)	83,600	2,013,088
Aclaris Therapeutics, Inc. (a)	18,100	508,791
Allergan PLC	160,400	39,115,144
Castle Creek Pharmaceuticals, LLC Class A-2 (c)(d)	9,636	3,179,880
Dermira, Inc. (a)	96,900	3,300,414
GW Pharmaceuticals PLC ADR (a)	42,157	5,005,301
Intersect ENT, Inc. (a)	33,000	627,000
Jazz Pharmaceuticals PLC (a)	64,100	10,209,848
Patheon NV	45,800	1,232,478
The Medicines Company (a)	170,200	8,394,264
Theravance Biopharma, Inc. (a)	17,300	697,709
		74,283,917

TOTAL HEALTH CARE		650,290,967

INDUSTRIALS - 4.7%
Aerospace & Defense - 0.3%
Elbit Systems Ltd.	9,600	1,140,384
General Dynamics Corp.	5,900	1,143,361
Huntington Ingalls Industries, Inc.	5,200	1,044,628
Northrop Grumman Corp.	26,300	6,468,748
Raytheon Co.	33,600	5,215,056
Space Exploration Technologies Corp. Class A (a)(c)	17,676	1,855,980
		16,868,157
Airlines - 1.5%
American Airlines Group, Inc.	197,400	8,413,188
Azul SA sponsored ADR	71,700	1,628,307
Delta Air Lines, Inc.	603,200	27,409,408
InterGlobe Aviation Ltd.	66,379	1,141,783
Southwest Airlines Co.	745,400	41,906,388
Wizz Air Holdings PLC (a)	108,003	2,468,979
		82,968,053
Building Products - 0.2%
Builders FirstSource, Inc. (a)	64,800	1,037,448
GMS, Inc.	36,300	1,312,608
Masco Corp.	213,000	7,885,260
		10,235,316
Commercial Services & Supplies - 0.0%
HomeServe PLC	160,800	1,393,314
KAR Auction Services, Inc.	20,200	881,124
		2,274,438
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	116,100	12,267,126
Fluor Corp.	54,800	2,812,336
KBR, Inc.	144,100	2,024,605
		17,104,067
Electrical Equipment - 0.5%
AMETEK, Inc.	10,700	612,040
Eaton Corp. PLC	143,900	10,884,596
Fortive Corp.	27,650	1,749,139
Melrose Industries PLC	279,587	856,416
Nidec Corp.	5,600	513,407
Regal Beloit Corp.	120,000	9,462,000
Rockwell Automation, Inc.	20,700	3,257,145
		27,334,743
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	116,100	15,225,354
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	68,100	2,344,002
		17,569,356
Machinery - 1.0%
Allison Transmission Holdings, Inc.	297,300	11,499,564
Aumann AG	30,600	2,012,621
Caterpillar, Inc.	148,400	15,175,384
Colfax Corp. (a)	62,000	2,509,140
Fanuc Corp.	2,900	590,429
Flowserve Corp.	264,544	13,457,353
Ingersoll-Rand PLC	19,300	1,712,875
Kennametal, Inc.	43,200	1,796,256
Nordson Corp.	15,100	1,890,520
PACCAR, Inc.	6,800	453,764
Parker Hannifin Corp.	14,800	2,379,840
Rational AG	4,200	2,110,475
Standex International Corp.	1,739	163,379
		55,751,600
Marine - 0.0%
Star Bulk Carriers Corp. (a)	133,300	1,261,018
Professional Services - 0.1%
IHS Markit Ltd. (a)	141,200	6,128,080
Recruit Holdings Co. Ltd.	34,800	1,757,560
		7,885,640
Road & Rail - 0.0%
CSX Corp.	11,200	569,408
Union Pacific Corp.	9,600	1,074,816
		1,644,224
Trading Companies & Distributors - 0.5%
Fastenal Co.	75,600	3,377,808
HD Supply Holdings, Inc. (a)	436,700	17,599,010
MSC Industrial Direct Co., Inc. Class A	33,000	2,954,490
Univar, Inc. (a)	84,300	2,516,355
WESCO International, Inc. (a)	5,836	355,704
Wolseley PLC	9,187	583,899
		27,387,266

TOTAL INDUSTRIALS		268,283,878

INFORMATION TECHNOLOGY - 40.1%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	33,200	4,636,048
Carvana Co. Class A	37,800	419,580
Viavi Solutions, Inc. (a)	54,500	545,000
		5,600,628
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	8,000	578,480
Coherent, Inc. (a)	9,800	2,112,880
Dell Technologies, Inc. (a)	57,500	3,858,825
IPG Photonics Corp. (a)	4,800	606,336
Jabil Circuit, Inc.	42,600	1,236,252
Largan Precision Co. Ltd.	12,000	1,991,199
Sunny Optical Technology Group Co. Ltd.	92,000	756,973
		11,140,945
Internet Software & Services - 13.9%
Akamai Technologies, Inc. (a)	27,900	1,700,226
Alibaba Group Holding Ltd. sponsored ADR (a)	153,500	17,729,250
Alphabet, Inc. Class A (a)	475,813	439,898,636
Benefitfocus, Inc. (a)	17,900	563,850
eBay, Inc. (a)	978,800	32,701,708
Facebook, Inc. Class A (a)	1,598,255	240,137,814
Gogo, Inc. (a)(b)	462,000	5,825,820
Mail.Ru Group Ltd. GDR (Reg. S) (a)	132,900	3,501,915
NetEase, Inc. ADR	10,000	2,653,900
New Relic, Inc. (a)	8,700	347,826
Nutanix, Inc. Class B (e)	230,044	3,494,368
Okta, Inc.	14,500	377,725
Shopify, Inc. Class A (a)	95,550	7,257,023
Stamps.com, Inc. (a)	36,800	3,906,320
Tencent Holdings Ltd.	705,000	22,090,004
TrueCar, Inc. (a)	67,600	1,184,352
Twitter, Inc. (a)	35,500	585,040
VeriSign, Inc. (a)	18,900	1,680,588
Yandex NV Series A (a)	213,600	5,822,736
		791,459,101
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	63,700	3,836,651
EOH Holdings Ltd.	48,700	515,470
MasterCard, Inc. Class A	574,600	66,837,472
PayPal Holdings, Inc. (a)	554,900	26,479,828
Presidio, Inc.	243,500	3,591,625
Square, Inc. (a)	31,100	567,264
Vakrangee Ltd. (a)	197,752	1,052,432
Visa, Inc. Class A	1,170,648	106,786,511
		209,667,253
Semiconductors & Semiconductor Equipment - 6.3%
ams AG	73,470	4,725,709
Analog Devices, Inc.	31,100	2,369,820
Applied Materials, Inc.	222,600	9,039,786
ASM Pacific Technology Ltd.	233,400	3,474,737
ASML Holding NV	87,600	11,550,060
Broadcom Ltd.	573,700	126,678,697
Cavium, Inc. (a)	361,946	24,919,982
Cirrus Logic, Inc. (a)	129,422	8,328,306
Cypress Semiconductor Corp.	247,800	3,471,678
Dialog Semiconductor PLC (a)	42,800	2,002,417
Himax Technologies, Inc. sponsored ADR	183,600	1,287,036
Infineon Technologies AG	27,600	570,480
Inphi Corp. (a)(b)	94,100	3,897,622
KLA-Tencor Corp.	70,200	6,895,044
Lam Research Corp.	95,700	13,862,145
M/A-COM Technology Solutions Holdings, Inc. (a)	10,200	498,576
Micron Technology, Inc. (a)	631,900	17,484,673
Monolithic Power Systems, Inc.	21,856	1,999,824
NVIDIA Corp.	1,010,320	105,376,376
ON Semiconductor Corp. (a)	303,800	4,307,884
Skyworks Solutions, Inc.	5,800	578,492
STMicroelectronics NV (NY Shares) unit	255,900	4,091,841
WONIK IPS Co. Ltd. (a)	90,798	2,067,219
		359,478,404
Software - 7.8%
Activision Blizzard, Inc.	1,979,828	103,446,013
Adobe Systems, Inc. (a)	281,520	37,650,485
Appirio, Inc. (Escrow)	43,764	11,481
Autodesk, Inc. (a)	39,000	3,512,730
Electronic Arts, Inc. (a)	425,900	40,383,838
Ellie Mae, Inc. (a)	5,700	580,032
FireEye, Inc. (a)(b)	49,000	612,990
Globant SA (a)(b)	15,800	598,662
HubSpot, Inc. (a)	17,800	1,193,490
Microsoft Corp.	1,120,900	76,736,814
Nintendo Co. Ltd.	11,400	2,884,948
Paycom Software, Inc. (a)	122,600	7,386,650
RealPage, Inc. (a)	1,363	50,499
Salesforce.com, Inc. (a)	1,557,267	134,111,834
Snap, Inc.:
Class A (a)	282,800	6,377,140
Class A	320,236	6,499,190
Class B	320,236	6,499,190
Take-Two Interactive Software, Inc. (a)	39,100	2,457,435
Tanium, Inc. Class B (a)(c)	151,000	749,609
Workday, Inc. Class A (a)	107,100	9,360,540
Zendesk, Inc. (a)	236,600	6,802,250
		447,905,820
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	2,926,834	420,439,704
HP, Inc.	489,000	9,202,980
NetApp, Inc.	91,300	3,638,305
Samsung Electronics Co. Ltd.	5,866	11,504,084
Western Digital Corp.	234,800	20,913,636
		465,698,709

TOTAL INFORMATION TECHNOLOGY		2,290,950,860

MATERIALS - 1.5%
Chemicals - 1.4%
CF Industries Holdings, Inc.	793,800	21,226,212
E.I. du Pont de Nemours & Co.	47,300	3,772,175
FMC Corp.	60,700	4,445,061
LyondellBasell Industries NV Class A	219,700	18,621,772
Platform Specialty Products Corp. (a)	82,900	1,174,693
Potash Corp. of Saskatchewan, Inc.	120,100	2,025,349
PPG Industries, Inc.	10,300	1,131,352
Sherwin-Williams Co.	11,100	3,714,948
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	30,600	1,087,830
The Chemours Co. LLC	375,700	15,136,953
Tronox Ltd. Class A	171,000	2,823,210
Westlake Chemical Corp.	35,700	2,222,325
		77,381,880
Construction Materials - 0.1%
Buzzi Unicem SpA	22,600	580,989
Eagle Materials, Inc.	10,100	969,297
Summit Materials, Inc.	223,500	5,735,010
		7,285,296
Metals & Mining - 0.0%
Anglo American PLC (United Kingdom) (a)	62,700	898,578
Franco-Nevada Corp.	16,000	1,088,195
		1,986,773
Paper & Forest Products - 0.0%
Boise Cascade Co. (a)	18,400	561,200

TOTAL MATERIALS		87,215,149

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	2,800	1,169,560
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	154,400	10,386,488
UTILITIES - 0.0%
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	46,900	861,553
TOTAL COMMON STOCKS
(Cost $3,652,898,923)		5,504,368,739

Convertible Preferred Stocks - 3.6%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(d)	22,518	3,084,966
Internet & Direct Marketing Retail - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (a)(c)	1,581,852	7,577,071
The Honest Co., Inc.:
Series C (a)(c)	167,087	5,363,493
Series D (a)(c)	27,712	938,883
		13,879,447
Leisure Products - 0.0%
Peloton Interactive, Inc. Series E (c)	94,313	2,042,989

TOTAL CONSUMER DISCRETIONARY		19,007,402

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron Holdings, Inc. Series D (a)(c)	285,138	4,197,231
Food Products - 0.0%
BLUE BOTTLE Coffee, Inc. Series C (a)(c)	234,006	3,636,453
Tobacco - 0.1%
PAX Labs, Inc. Series C (a)(c)	945,100	3,638,635

TOTAL CONSUMER STAPLES		11,472,319

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(c)	1,527,120	6,093,209
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Axcella Health, Inc. Series C (a)(c)	248,015	5,158,712
Immunocore Ltd. Series A (a)(c)	4,035	1,123,148
		6,281,860
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)	813,618	5,247,836

TOTAL HEALTH CARE		11,529,696

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	42,650	4,478,250
Professional Services - 0.0%
YourPeople, Inc. Series C (c)	253,888	2,109,809

TOTAL INDUSTRIALS		6,588,059

INFORMATION TECHNOLOGY - 2.6%
Internet Software & Services - 2.2%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)	922,232	302,907
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	2,578,476	125,758,019
Series E, 8.00% (a)(c)	47,420	2,312,779
		128,373,705
IT Services - 0.2%
AppNexus, Inc. Series E (a)(c)	307,049	9,076,368
Software - 0.2%
Appirio, Inc. Series E (Escrow)	306,351	77,862
Cloudflare, Inc. Series D 8.00% (a)(c)	323,080	1,831,864
Dataminr, Inc. Series D (a)(c)	115,901	884,325
Delphix Corp. Series D (a)(c)	242,876	1,221,666
Malwarebytes Corp. Series B (a)(c)	329,349	3,498,510
Taboola.Com Ltd. Series E (a)(c)	289,958	4,079,709
		11,593,936

TOTAL INFORMATION TECHNOLOGY		149,044,009

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $111,570,187)		203,734,694

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.85% (f)	2,698,597	2,699,137
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)	133,604,511	133,617,871
TOTAL MONEY MARKET FUNDS
(Cost $136,312,959)		136,317,008
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $3,900,782,069)		5,844,420,441
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(135,538,560)
NET ASSETS - 100%		$5,708,881,881

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $223,487,440 or 3.9% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,496,042 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$6,150,867
Axcella Health, Inc. Series C	1/30/15	$2,499,991
Blue Apron Holdings, Inc. Series D	5/18/15	$3,800,006
BLUE BOTTLE Coffee, Inc. Series C	5/29/15	$7,797,080
Castle Creek Pharmaceuticals, LLC Class A-2	9/29/16	$3,179,880
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,999,997
Cloudflare, Inc. Series D 8.0%	11/5/14 - 6/24/15	$2,010,032
Dataminr, Inc. Series D	3/6/15	$1,477,738
Delphix Corp. Series D	7/10/15	$2,185,884
Immunocore Ltd. Series A	7/27/15	$759,303
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$302,907
Malwarebytes Corp. Series B	12/21/15	$3,416,996
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$3,084,966
Mulberry Health, Inc. Series A8	1/20/16	$5,495,786
Oportun Finance Corp. Series H	2/6/15	$4,348,169
PAX Labs, Inc. Series C	5/22/15	$3,638,635
Peloton Interactive, Inc. Series E	3/31/17	$2,042,989
Space Exploration Technologies Corp. Class A	4/6/17	$1,855,980
Space Exploration Technologies Corp. Series G	1/20/15	$3,303,669
Taboola.Com Ltd. Series E	12/22/14	$3,022,928
Tanium, Inc. Class B	4/21/17	$749,609
The Honest Co., Inc.	8/21/14	$1,937,546
The Honest Co., Inc. Series C	8/21/14	$4,520,923
The Honest Co., Inc. Series D	8/3/15	$1,267,963
Tory Burch LLC	5/14/15	$7,600,030
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$40,000,027
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,579,919
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$5,974,766
YourPeople, Inc. Series C	5/1/15	$3,783,205

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118,949
Fidelity Securities Lending Cash Central Fund	1,387,218
Total	$1,506,167

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,626,275,019	$1,564,676,518	$28,545,961	$33,052,540
Consumer Staples	310,611,638	294,482,975	4,656,344	11,472,319
Energy	98,757,879	97,057,879	1,700,000	--
Financials	196,138,678	190,045,469	--	6,093,209
Health Care	661,820,663	647,105,224	5,863	14,709,576
Industrials	274,871,937	265,253,570	1,174,328	8,444,039
Information Technology	2,439,994,869	2,251,645,958	38,543,812	149,805,099
Materials	87,215,149	87,215,149	--	--
Real Estate	1,169,560	1,169,560	--	--
Telecommunication Services	10,386,488	10,386,488	--	--
Utilities	861,553	861,553	--	--
Money Market Funds	136,317,008	136,317,008	--	--
Total Investments in Securities:	$5,844,420,441	$5,546,217,351	$74,626,308	$223,576,782

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 2 to Level 1	$74,055,915

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$166,492,124
Net Realized Gain (Loss) on Investment Securities	3,382,050
Net Unrealized Gain (Loss) on Investment Securities	2,190,547
Cost of Purchases	1,141,860
Proceeds of Sales	(23,401,482)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$149,805,099
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$1,455,567
Equities - Other Investments in Securities
Beginning Balance	$61,541,109
Net Realized Gain (Loss) on Investment Securities	456
Net Unrealized Gain (Loss) on Investment Securities	296,201
Cost of Purchases	17,569,689
Proceeds of Sales	(5,635,772)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$73,771,683
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$296,926

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$223,576,782	Market comparable	Enterprise value/Sales multiple (EV/S)	0.7 - 7.6 / 3.5	Increase
			Transaction price	$14.18 - $150.00 / $38.46	Increase
			Price/Earnings multiple (P/E)	13.6	Increase
			Enterprise value/Gross profit multiple (EV/GP)	12.5	Increase
			Discount rate	2.3% - 35.0% / 14.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.2	Increase
			Premium rate	1.0% - 92.0% / 48.7%	Increase
			Liquidity preference	$6.75 - $64.62 / $33.87	Increase
			Proxy premium	46.7%	Increase
			Discount for lack of marketability (DLOM)	10.0% - 25.0% / 14.9%	Decrease
		Market approach	Transaction price	$2.26 - $330.00 / $52.87	Increase
			Tender price	$105.00	Increase
		Recovery value	Recovery value	0.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $3,917,992,588. Net unrealized appreciation aggregated $1,926,427,853, of which $2,033,168,148 related to appreciated investment securities and $106,740,295 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

April 30, 2017

LSF-QTLY-0617
1.800341.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 28.7%
Auto Components - 3.6%
Adient PLC	217,700	$16,014
Delphi Automotive PLC	220,900	17,760
Lear Corp.	188,100	26,834
Tenneco, Inc.	578,200	36,444
The Goodyear Tire & Rubber Co.	403,313	14,612
		111,664
Automobiles - 0.8%
General Motors Co.	697,107	24,148
Hotels, Restaurants & Leisure - 8.2%
Boyd Gaming Corp. (a)	705,900	16,010
Cedar Fair LP (depositary unit)	200,497	14,370
Dave & Buster's Entertainment, Inc. (a)	234,500	15,010
Domino's Pizza, Inc.	91,800	16,652
Eldorado Resorts, Inc. (a)	666,811	12,753
Extended Stay America, Inc. unit	1,186,000	20,684
International Game Technology PLC	647,000	14,363
Las Vegas Sands Corp.	304,700	17,974
Marriott International, Inc. Class A	167,500	15,815
Melco Crown Entertainment Ltd. sponsored ADR	1,910,900	41,944
MGM Mirage, Inc.	820,000	25,182
Penn National Gaming, Inc. (a)	650,300	12,018
Red Rock Resorts, Inc. (b)	5,847	137
U.S. Foods Holding Corp.	703,500	19,839
Wyndham Worldwide Corp.	153,100	14,592
		257,343
Household Durables - 3.1%
CalAtlantic Group, Inc.	375,300	13,593
Newell Brands, Inc.	1,087,747	51,929
Toll Brothers, Inc.	513,000	18,463
Whirlpool Corp.	65,100	12,088
		96,073
Internet & Direct Marketing Retail - 1.8%
Expedia, Inc.	155,000	20,727
Liberty Interactive Corp. (Venture Group) Series A (a)	285,300	15,363
Priceline Group, Inc. (a)	11,400	21,054
		57,144
Media - 10.2%
Altice NV Class A (a)	2,117,961	52,613
Charter Communications, Inc. Class A (a)	112,600	38,865
Cinemark Holdings, Inc.	1,311,745	56,667
Comcast Corp. Class A	672,368	26,350
DISH Network Corp. Class A (a)	223,800	14,422
Gray Television, Inc. (a)	1,869,664	27,391
Naspers Ltd. Class N	101,500	19,300
Nexstar Broadcasting Group, Inc. Class A	482,098	33,265
Sinclair Broadcast Group, Inc. Class A	699,000	27,576
Viacom, Inc. Class B (non-vtg.)	562,900	23,957
		320,406
Specialty Retail - 1.0%
Floor & Decor Holdings, Inc. Class A	4,500	146
Home Depot, Inc.	193,300	30,174
		30,320

TOTAL CONSUMER DISCRETIONARY		897,098

CONSUMER STAPLES - 3.7%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	103,500	17,858
Monster Beverage Corp. (a)	342,500	15,543
		33,401
Food Products - 1.7%
Darling International, Inc. (a)	1,145,283	17,328
JBS SA	6,186,600	20,017
TreeHouse Foods, Inc. (a)	187,400	16,416
		53,761
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	114,700	16,486
Personal Products - 0.4%
Revlon, Inc. (a)	436,498	11,327

TOTAL CONSUMER STAPLES		114,975

ENERGY - 8.1%
Energy Equipment & Services - 0.1%
SAExploration Holdings, Inc. (b)	419,175	2,305
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	395,300	22,540
Carrizo Oil & Gas, Inc. (a)	57,702	1,451
Cheniere Energy, Inc. (a)	563,000	25,532
Diamondback Energy, Inc. (a)	372,300	37,170
Parsley Energy, Inc. Class A (a)	906,900	27,017
Pioneer Natural Resources Co.	126,300	21,849
QEP Resources, Inc. (a)	901,000	10,641
Range Resources Corp.	465,400	12,328
Rice Energy, Inc. (a)	1,332,400	28,367
RSP Permian, Inc. (a)	382,600	14,558
Scorpio Tankers, Inc.	1,959,100	8,620
Southwestern Energy Co. (a)	2,962,400	22,248
Teekay Corp. (c)	917,300	7,962
Whiting Petroleum Corp. (a)	1,439,895	11,951
		252,234

TOTAL ENERGY		254,539

FINANCIALS - 9.8%
Banks - 7.8%
Bank of America Corp.	2,202,799	51,413
CIT Group, Inc.	376,810	17,450
Citigroup, Inc.	711,047	42,037
Huntington Bancshares, Inc.	3,064,280	39,407
JPMorgan Chase & Co.	362,300	31,520
Regions Financial Corp.	2,229,380	30,654
SunTrust Banks, Inc.	539,500	30,649
		243,130
Capital Markets - 0.9%
MSCI, Inc.	132,000	13,242
The Blackstone Group LP	516,900	15,941
		29,183
Consumer Finance - 1.1%
OneMain Holdings, Inc. (a)	1,547,200	36,081

TOTAL FINANCIALS		308,394

HEALTH CARE - 6.4%
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp. (a)	1,078,556	28,452
Health Care Providers & Services - 2.9%
Envision Healthcare Corp. (a)	369,400	20,697
HCA Holdings, Inc. (a)	648,579	54,617
Tenet Healthcare Corp. (a)(c)	952,100	14,919
		90,233
Life Sciences Tools & Services - 0.4%
PRA Health Sciences, Inc. (a)	218,300	13,962
Pharmaceuticals - 2.2%
Allergan PLC	274,800	67,013
Valeant Pharmaceuticals International, Inc. (Canada) (a)	56,100	519
		67,532

TOTAL HEALTH CARE		200,179

INDUSTRIALS - 8.1%
Airlines - 2.4%
Air Canada (a)	3,567,200	33,946
American Airlines Group, Inc.	383,980	16,365
Delta Air Lines, Inc.	533,201	24,229
		74,540
Building Products - 1.1%
Fortune Brands Home & Security, Inc.	278,100	17,726
Masco Corp.	475,400	17,599
		35,325
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	351,500	15,332
Electrical Equipment - 0.2%
Regal Beloit Corp.	81,558	6,431
Machinery - 1.9%
Allison Transmission Holdings, Inc.	855,000	33,071
Ingersoll-Rand PLC	281,700	25,001
		58,072
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	831	10
Trading Companies & Distributors - 2.0%
AerCap Holdings NV (a)	554,700	25,522
HD Supply Holdings, Inc. (a)	405,700	16,350
United Rentals, Inc. (a)	190,200	20,857
		62,729

TOTAL INDUSTRIALS		252,439

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	690,200	29,016
Lumentum Holdings, Inc. (a)	288,400	12,329
		41,345
Electronic Equipment & Components - 1.6%
Belden, Inc.	420,264	29,292
CDW Corp.	365,600	21,603
		50,895
Internet Software & Services - 4.1%
Alphabet, Inc. Class A (a)	60,600	56,026
Facebook, Inc. Class A (a)	451,100	67,778
LogMeIn, Inc.	31,550	3,565
		127,369
IT Services - 1.4%
First Data Corp. Class A (a)	976,600	15,254
Global Payments, Inc.	337,500	27,594
		42,848
Semiconductors & Semiconductor Equipment - 11.6%
Broadcom Ltd.	367,800	81,214
Lam Research Corp.	174,900	25,334
Microsemi Corp. (a)	756,100	35,491
NXP Semiconductors NV (a)	237,364	25,101
ON Semiconductor Corp. (a)	1,903,200	26,987
Qorvo, Inc. (a)	833,000	56,669
Qualcomm, Inc.	498,900	26,811
Skyworks Solutions, Inc.	867,900	86,566
		364,173
Software - 3.1%
Adobe Systems, Inc. (a)	154,800	20,703
Electronic Arts, Inc. (a)	345,600	32,770
Nuance Communications, Inc. (a)	753,100	13,473
Take-Two Interactive Software, Inc. (a)	223,800	14,066
TiVo Corp.	791,800	15,638
		96,650

TOTAL INFORMATION TECHNOLOGY		723,280

MATERIALS - 7.7%
Chemicals - 4.8%
Ingevity Corp.	431,788	27,302
LyondellBasell Industries NV Class A	631,555	53,531
Olin Corp.	484,000	15,551
Phosphate Holdings, Inc. (a)	307,500	3
Platform Specialty Products Corp. (a)	1,974,500	27,979
The Chemours Co. LLC	301,800	12,160
The Scotts Miracle-Gro Co. Class A	130,900	12,645
		149,171
Containers & Packaging - 2.0%
Ball Corp.	210,200	16,162
Berry Global Group, Inc. (a)	489,300	24,465
Graphic Packaging Holding Co.	1,728,900	23,478
		64,105
Metals & Mining - 0.9%
First Quantum Minerals Ltd.	969,400	9,239
Freeport-McMoRan, Inc. (a)	1,514,400	19,309
Ormet Corp. (a)(d)	1,075,000	0
		28,548

TOTAL MATERIALS		241,824

TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc. (a)	814,200	54,771
UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	1,194,300	12,182
Dynegy, Inc. (a)	273,413	1,755
The AES Corp.	1,360,700	15,390
		29,327
TOTAL COMMON STOCKS
(Cost $2,492,851)		3,076,826
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Jupiter Resources, Inc. 8.5% 10/1/22 (Cost $864)(b)	1,055	860
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.85% (e)	38,234,090	38,242
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	5,474,161	5,475
TOTAL MONEY MARKET FUNDS
(Cost $43,712)		43,717
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $2,537,427)		3,121,403
NET OTHER ASSETS (LIABILITIES) - 0.3%		9,897
NET ASSETS - 100%		$3,131,300

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,302,000 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$377
Fidelity Securities Lending Cash Central Fund	136
Total	$513

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ormet Corp.	$--	$--	$--	$--	$--
Total	$--	$--	$--	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$897,098	$877,798	$19,300	$--
Consumer Staples	114,975	114,975	--	--
Energy	254,539	254,539	--	--
Financials	308,394	308,394	--	--
Health Care	200,179	200,179	--	--
Industrials	252,439	252,439	--	--
Information Technology	723,280	723,280	--	--
Materials	241,824	241,821	--	3
Telecommunication Services	54,771	54,771	--	--
Utilities	29,327	29,327	--	--
Corporate Bonds	860	--	860	--
Money Market Funds	43,717	43,717	--	--
Total Investments in Securities:	$3,121,403	$3,101,240	$20,160	$3

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $2,537,543,000. Net unrealized appreciation aggregated $583,860,000, of which $749,195,000 related to appreciated investment securities and $165,335,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

April 30, 2017

REI-QTLY-0617
1.800347.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 29.5%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	158,000	$15,058,980
Household Durables - 0.0%
Stanley Martin Communities LLC Class B (a)	4,620	177,362

TOTAL CONSUMER DISCRETIONARY		15,236,342

FINANCIALS - 5.7%
Capital Markets - 0.8%
Brookfield Asset Management, Inc. Class A	535,900	19,809,907
Ellington Financial LLC	1,140,284	18,791,880
		38,601,787
Mortgage Real Estate Investment Trusts - 4.9%
AG Mortgage Investment Trust, Inc.	663,100	12,565,745
Altisource Residential Corp. Class B	188,686	2,713,305
Anworth Mortgage Asset Corp.	1,148,310	6,729,097
Arbor Realty Trust, Inc.	2,083,425	17,979,958
Chimera Investment Corp.	897,300	18,269,028
Dynex Capital, Inc.	1,348,574	9,332,132
Ellington Residential Mortgage REIT	260,000	3,926,000
Five Oaks Investment Corp. (b)	552,601	2,967,467
Great Ajax Corp. (c)	1,465,100	19,925,360
Invesco Mortgage Capital, Inc.	874,600	14,264,726
MFA Financial, Inc.	13,801,822	114,693,141
New Residential Investment Corp.	827,500	13,794,425
Two Harbors Investment Corp.	921,095	9,201,739
		246,362,123

TOTAL FINANCIALS		284,963,910

REAL ESTATE - 23.5%
Equity Real Estate Investment Trusts (REITs) - 23.4%
Acadia Realty Trust (SBI)	3,987,249	115,949,201
American Tower Corp.	213,100	26,837,814
Apartment Investment & Management Co. Class A	2,083,879	91,148,867
AvalonBay Communities, Inc.	113,400	21,527,856
Boardwalk (REIT) (b)	207,600	7,003,392
CBL & Associates Properties, Inc. (b)	1,035,953	9,582,565
Cedar Shopping Centers, Inc.	1,172,710	6,309,180
Colony NorthStar, Inc.	6,800,798	88,886,430
Community Healthcare Trust, Inc.	338,862	8,376,669
DDR Corp.	271,200	2,931,672
Douglas Emmett, Inc.	238,900	8,999,363
Equinix, Inc.	52,500	21,929,250
Equity Lifestyle Properties, Inc.	2,067,507	167,281,974
Extra Space Storage, Inc.	722,000	54,532,660
First Potomac Realty Trust	1,362,644	14,989,084
Gramercy Property Trust	141,100	3,921,169
Healthcare Realty Trust, Inc.	363,300	11,916,240
Healthcare Trust of America, Inc.	293,300	9,353,337
Lexington Corporate Properties Trust	4,493,899	45,702,953
Mid-America Apartment Communities, Inc.	532,879	52,866,926
Monmouth Real Estate Investment Corp. Class A	314,255	4,713,825
Monogram Residential Trust, Inc.	2,092,536	21,302,016
National Retail Properties, Inc.	179,200	7,565,824
New Senior Investment Group, Inc.	20,010	208,504
Omega Healthcare Investors, Inc. (b)	261,800	8,639,400
Outfront Media, Inc.	21,085	551,584
Potlatch Corp.	82,768	3,728,698
Public Storage	99,400	20,812,372
Sabra Health Care REIT, Inc.	705,202	19,174,442
Select Income REIT	321,300	8,051,778
Senior Housing Properties Trust (SBI)	3,155,700	67,910,664
Store Capital Corp.	1,554,300	37,287,657
Terreno Realty Corp.	1,241,078	38,324,489
Ventas, Inc.	1,628,586	104,245,790
VEREIT, Inc.	1,986,534	16,627,290
WP Carey, Inc.	699,000	43,757,400
		1,172,948,335
Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	235,621	4,806,668

TOTAL REAL ESTATE		1,177,755,003

TOTAL COMMON STOCKS
(Cost $1,156,413,842)		1,477,955,255

Preferred Stocks - 18.9%
Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Great Ajax Corp. 7.25% (a)	180,000	4,545,000
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	136,759	4,766,051
Ashford Hospitality Prime, Inc. 5.50%	95,791	1,939,768
Equity Commonwealth 6.50%	31,237	799,667
FelCor Lodging Trust, Inc. Series A, 1.95%	31,935	809,872
Lexington Corporate Properties Trust Series C, 6.50%	468,142	23,524,136
Wheeler REIT, Inc. 8.75%	200,000	5,086,000
		36,925,494

TOTAL CONVERTIBLE PREFERRED STOCKS		41,470,494

Nonconvertible Preferred Stocks - 18.1%
FINANCIALS - 6.3%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	182,517	4,453,415
Mortgage Real Estate Investment Trusts - 6.2%
AG Mortgage Investment Trust, Inc.:
8.00%	618,287	15,574,650
8.25%	38,935	996,736
Agnc Investment Corp.:
8.00%	200,000	5,172,000
Series B, 7.75%	427,100	11,014,909
American Capital Mortgage Investment Corp. Series A, 8.125%	248,636	6,377,513
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,469,628
Series C, 7.625%	326,429	8,366,375
Series D, 7.50%	621,976	15,885,267
Series E, 7.625%	672,961	17,261,450
Anworth Mortgage Asset Corp. Series A, 8.625%	288,520	7,515,946
Apollo Commercial Real Estate Finance, Inc.:
Series A, 8.625%	375,101	9,658,851
Series C, 8.00%	485,559	12,415,744
Arbor Realty Trust, Inc.:
7.375%	430,605	10,915,837
Series A, 8.25%	189,089	4,859,587
Series B, 7.75%	240,000	6,105,600
Series C, 8.50%	100,000	2,626,000
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,719,963
Capstead Mortgage Corp. Series E, 7.50%	202,984	5,080,690
Chimera Investment Corp.:
Series A, 8.00%	204,000	5,230,560
Series B, 8.00%	1,024,006	26,337,434
CYS Investments, Inc.:
Series A, 7.75%	118,428	2,898,999
Series B, 7.50%	496,667	11,790,875
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,218,473
Series B, 7.625%	252,120	6,159,292
Five Oaks Investment Corp. Series A, 8.75%	142,000	3,523,020
Invesco Mortgage Capital, Inc.:
Series A, 7.75%	123,342	3,123,019
Series B, 7.75%	846,483	21,796,937
MFA Financial, Inc.:
8.00%	538,930	13,861,280
Series B, 7.50%	616,232	15,615,319
New York Mortgage Trust, Inc.:
Series B, 7.75%	284,267	6,853,677
Series C, 7.875%	280,725	6,790,738
PennyMac Mortgage Investment Trust 8.125% (a)	335,500	8,501,570
Resource Capital Corp.:
8.25%	19,222	462,289
8.625%	166,170	4,121,016
Two Harbors Investment Corp. Series A, 8.125% (a)	450,000	12,060,000
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	137,600	3,687,680
		309,048,924
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10%	142,300	2,644,702
TOTAL FINANCIALS		316,147,041
REAL ESTATE - 11.7%
Equity Real Estate Investment Trusts (REITs) - 11.5%
American Homes 4 Rent:
5.875% (a)	250,809	6,220,063
Series A, 5.00%	581,770	16,376,826
Series B, 5.00%	377,286	10,567,781
Series C, 5.50%	915,240	25,718,244
Series D, 6.50%	280,000	7,327,600
Series E, 6.35%	210,000	5,428,500
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	47,000	1,193,330
Series F, 7.375%	268,000	6,708,040
Series G, 7.375%	120,000	2,978,400
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	486,775	12,758,373
Series C, 7.625%	146,969	3,834,421
Series D, 7.125%	136,000	3,386,400
CBL & Associates Properties, Inc.:
Series D, 7.375%	286,376	6,686,880
Series E, 6.625%	139,398	3,245,185
Cedar Shopping Centers, Inc. Series B, 7.25%	483,404	12,394,479
Chesapeake Lodging Trust Series A, 7.75%	266,916	6,793,012
City Office REIT, Inc. Series A, 6.625%	138,000	3,480,360
Colony NorthStar, Inc.:
Series A, 8.75%	7,890	202,379
Series B, 8.25%	477,780	12,226,390
Series C, 8.875%	329,101	8,507,261
Series D, 8.50%	274,915	7,200,024
Series E, 8.75%	481,729	12,804,357
Series F, 8.50%	283,920	7,200,211
Series G, 7.50%	121,607	3,093,682
Series H, 7.125%	580,420	14,597,563
CoreSite Realty Corp. Series A, 7.25%	369,799	9,500,136
Corporate Office Properties Trust Series L, 7.375%	167,140	4,226,971
DDR Corp.:
Series J, 6.50%	340,721	8,569,133
Series K, 6.25%	228,888	5,749,667
Digital Realty Trust, Inc.:
Series G, 5.875%	145,444	3,703,004
Series H, 7.375%	50,000	1,397,000
DuPont Fabros Technology, Inc. Series C, 6.625%	84,000	2,301,600
Equity Lifestyle Properties, Inc. Series C, 6.75%	950,148	24,418,804
General Growth Properties, Inc. Series A, 6.375%	166,463	4,216,508
Gladstone Commercial Corp. Series D, 7.00%	538,800	13,847,160
Gladstone Land Corp. Series A, 6.375%	64,000	1,651,200
Government Properties Income Trust 5.875%	202,500	5,123,250
Hersha Hospitality Trust:
Series C, 6.875%	50,000	1,262,000
Series D, 6.50%	200,000	4,980,000
Investors Real Estate Trust Series B, 7.95%	126,572	3,202,272
iStar Financial, Inc.:
Series D, 8.00%	118,843	2,935,422
Series E, 7.875%	328,379	8,127,380
Series F, 7.80%	451,476	11,106,310
Series G, 7.65%	10,497	255,707
Kilroy Realty Corp. Series H, 6.375%	143,296	3,618,224
LaSalle Hotel Properties:
Series H, 7.50%	141,308	3,542,592
Series I, 6.375%	354,698	9,158,302
Series J, 6.30%	240,000	6,134,400
Monmouth Real Estate Investment Corp.:
Series B, 7.875%	95,000	2,414,900
Series C, 6.125%	225,900	5,683,644
National Retail Properties, Inc. Series E, 5.70%	301,404	7,631,549
Pebblebrook Hotel Trust:
Series C, 6.50%	204,321	5,193,840
Series D, 6.375%	350,000	9,019,500
Pennsylvania (REIT):
Series B, 7.375%	100,510	2,566,020
Series C, 7.20%	51,000	1,323,960
Prologis, Inc. Series Q, 8.54%	94,446	6,800,112
PS Business Parks, Inc. Series T, 6.00%	198,899	5,030,156
Public Storage Series Y, 6.375%	102,224	2,762,092
RAIT Financial Trust:
7.125%	336,786	8,500,479
7.625%	224,590	5,408,127
Regency Centers Corp. Series 7, 6.00%	176,250	4,513,763
Retail Properties America, Inc. Series A, 7.00%	394,411	10,353,289
Rexford Industrial Realty, Inc. Series A, 5.875%	135,000	3,375,135
Sabra Health Care REIT, Inc. Series A, 7.125%	318,623	8,255,522
Saul Centers, Inc. Series C, 6.875%	315,478	8,028,915
Sotherly Hotels, Inc. Series B, 8.00%	68,000	1,740,800
Stag Industrial, Inc.:
Series B, 6.625%	80,300	2,055,680
Series C, 6.875%	83,000	2,229,380
Summit Hotel Properties, Inc.:
Series B, 7.875%	190,173	4,906,463
Series C, 7.125%	153,212	3,939,081
Series D, 6.45%	210,000	5,386,500
Sun Communities, Inc. Series A, 7.125%	375,000	9,656,250
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	42,000	1,076,880
Series F, 6.45%	84,000	2,125,200
Taubman Centers, Inc. Series K, 6.25%	157,322	3,992,832
Terreno Realty Corp. Series A, 7.75%	213,890	5,561,140
UMH Properties, Inc.:
Series A, 8.25%	600,200	15,725,240
Series B, 8.00%	319,604	8,622,916
Urstadt Biddle Properties, Inc.:
Series F, 7.125%	210,000	5,342,400
Series G, 6.75%	160,000	4,160,000
VEREIT, Inc. Series F, 6.70%	1,995,725	51,350,004
WP Glimcher, Inc.:
Series H, 7.50%	198,527	5,008,836
Series I, 6.875%	256,115	6,487,393
		576,184,801
Real Estate Management & Development - 0.2%
Kennedy-Wilson, Inc. 7.75%	321,574	8,306,256
Landmark Infrastructure Partners LP Series B, 7.90%	76,300	1,944,887
		10,251,143
TOTAL REAL ESTATE		586,435,944
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield Infrastructure Partners LP Series 5, 5.35%	169,300	3,217,202

TOTAL NONCONVERTIBLE PREFERRED STOCKS		905,800,187

TOTAL PREFERRED STOCKS
(Cost $901,212,842)		947,270,681
	Principal Amount	Value

Corporate Bonds - 20.4%
Convertible Bonds - 5.9%
FINANCIALS - 4.4%
Diversified Financial Services - 0.8%
RWT Holdings, Inc. 5.625% 11/15/19	36,880,000	37,940,300
Mortgage Real Estate Investment Trusts - 3.6%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19	5,600,000	6,240,500
Colony Financial, Inc.:
3.875% 1/15/21	17,280,000	17,420,400
5% 4/15/23	26,083,000	26,669,868
IAS Operating Partnership LP 5% 3/15/18 (d)	44,020,000	44,625,275
NorthStar Realty Finance LP 7.25% 6/15/27 (d)	562,000	562,000
PennyMac Corp. 5.375% 5/1/20	35,606,000	35,071,910
Redwood Trust, Inc. 4.625% 4/15/18	14,700,000	14,764,313
Resource Capital Corp.:
6% 12/1/18	8,610,000	8,653,050
8% 1/15/20	16,490,000	16,786,820
Starwood Property Trust, Inc. 4.375% 4/1/23	7,530,000	7,501,763
Two Harbors Investment Corp. 6.25% 1/15/22	4,380,000	4,574,363
		182,870,262
TOTAL FINANCIALS		220,810,562
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Realty Capital Properties, Inc. 3.75% 12/15/20	25,928,000	26,430,355
RAIT Financial Trust 4% 10/1/33	46,510,000	44,010,088
		70,440,443
Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co. 4.5% 3/15/20	3,350,000	3,396,063
TOTAL REAL ESTATE		73,836,506

TOTAL CONVERTIBLE BONDS		294,647,068

Nonconvertible Bonds - 14.5%
CONSUMER DISCRETIONARY - 3.7%
Hotels, Restaurants & Leisure - 0.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (d)	8,040,000	8,140,500
FelCor Lodging LP 6% 6/1/25	2,025,000	2,161,688
Hilton Escrow Issuer LLC 4.25% 9/1/24 (d)	2,540,000	2,559,050
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (d)	2,540,000	2,705,100
Times Square Hotel Trust 8.528% 8/1/26 (d)	7,144,674	8,510,705
		24,077,043
Household Durables - 3.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (d)	19,765,000	19,962,650
Beazer Homes U.S.A., Inc.:
6.75% 3/15/25 (d)	5,850,000	5,981,625
7.25% 2/1/23 (e)	295,000	309,013
8.75% 3/15/22	7,540,000	8,388,250
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (d)	5,495,000	5,728,538
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (d)	5,580,000	5,817,150
6.5% 12/15/20 (d)	12,085,000	12,538,188
CalAtlantic Group, Inc. 5.875% 11/15/24	3,250,000	3,493,750
D.R. Horton, Inc.:
4.375% 9/15/22	4,175,000	4,415,630
5.75% 8/15/23	2,510,000	2,841,099
KB Home:
8% 3/15/20	8,465,000	9,533,706
9.1% 9/15/17	3,104,000	3,189,360
Lennar Corp.:
4.125% 12/1/18 (e)	5,520,000	5,644,200
4.5% 6/15/19	1,830,000	1,889,475
4.5% 11/15/19	2,000,000	2,067,500
4.5% 4/30/24	3,355,000	3,388,550
M/I Homes, Inc. 6.75% 1/15/21	3,803,000	3,983,643
Meritage Homes Corp.:
6% 6/1/25	4,000,000	4,262,000
7% 4/1/22	7,525,000	8,540,875
7.15% 4/15/20	7,060,000	7,766,000
New Home Co. LLC 7.25% 4/1/22 (d)	6,695,000	6,962,800
Ryland Group, Inc.:
6.625% 5/1/20	1,555,000	1,710,500
8.4% 5/15/17	5,420,000	5,426,775
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (d)	4,100,000	4,366,500
TRI Pointe Homes, Inc. 5.875% 6/15/24	3,890,000	4,094,225
WCI Communities, Inc. 6.875% 8/15/21	1,845,000	1,932,638
William Lyon Homes, Inc.:
5.875% 1/31/25 (d)	2,545,000	2,608,625
7% 8/15/22	8,180,000	8,548,100
		155,391,365
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,300,000	1,365,000
Multiline Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (d)	3,175,000	3,206,750
TOTAL CONSUMER DISCRETIONARY		184,040,158
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Ahold Lease U.S.A., Inc. 7.82% 1/2/20	241,094	258,150
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (d)	6,775,000	6,588,688
6.625% 6/15/24 (d)	4,835,000	4,943,788
C&S Group Enterprises LLC 5.375% 7/15/22 (d)	8,860,000	8,749,250
Cumberland Farms, Inc. 6.75% 5/1/25 (d)	2,075,000	2,153,124
		22,693,000
FINANCIALS - 0.7%
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.85% 2/1/25	8,384,000	8,344,126
4.125% 6/15/26	2,000	2,027
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,680,000	3,785,800
6% 8/1/20	12,690,000	13,134,150
Uniti Group, Inc./Uniti Fiber 7.125% 12/15/24 (d)(f)	5,870,000	5,958,050
		31,224,153
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC 8.375% 11/15/22 (d)	6,688,000	5,768,400
TOTAL FINANCIALS		36,992,553
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
QCP SNF West (REIT) LLC 8.125% 11/1/23 (d)	6,245,000	6,526,025
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	5,675,000	5,760,125
5.5% 2/1/21	12,305,000	12,766,438
		25,052,588
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (d)	3,350,000	3,383,500
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (d)	1,415,000	1,453,913
REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 7.2%
American Campus Communities Operating Partnership LP 4.125% 7/1/24	2,000,000	2,086,368
ARC Properties Operating Partnership LP 4.6% 2/6/24	15,480,000	16,157,250
Care Capital Properties LP 5.125% 8/15/26	8,454,000	8,486,945
CBL & Associates LP:
4.6% 10/15/24	21,758,000	20,153,435
5.25% 12/1/23	11,500,000	11,503,174
5.95% 12/15/26	2,000,000	1,964,000
Corporate Office Properties LP 3.6% 5/15/23	5,000,000	4,933,365
Crown Castle International Corp. 5.25% 1/15/23	4,000,000	4,426,144
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	12,182,000	12,517,005
CubeSmart LP 4.8% 7/15/22	2,000,000	2,149,828
DDR Corp.:
4.625% 7/15/22	2,096,000	2,203,936
7.875% 9/1/20	4,637,000	5,353,746
DuPont Fabros Technology LP 5.875% 9/15/21	1,000,000	1,042,500
Equinix, Inc. 5.375% 5/15/27	6,620,000	6,916,510
HCP, Inc.:
4% 6/1/25	1,000,000	1,009,971
4.25% 11/15/23	6,707,000	6,988,432
Health Care REIT, Inc.:
4% 6/1/25	1,551,000	1,591,462
4.125% 4/1/19	2,000,000	2,069,170
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	4,966,000	5,017,766
5.75% 1/15/21	3,095,000	3,400,291
Highwoods/Forsyth LP 3.625% 1/15/23	1,607,000	1,629,871
Hospitality Properties Trust 5% 8/15/22	3,177,000	3,395,549
HRPT Properties Trust 6.65% 1/15/18	4,246,000	4,286,307
iStar Financial, Inc.:
4% 11/1/17	27,605,000	27,656,759
5% 7/1/19	24,265,000	24,507,650
6% 4/1/22	8,375,000	8,584,375
7.125% 2/15/18	5,725,000	5,911,521
Lexington Corporate Properties Trust 4.4% 6/15/24	2,180,000	2,176,765
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	4,385,000	4,494,625
6.375% 2/15/22	3,610,000	3,731,838
6.375% 3/1/24	4,000,000	4,330,000
National Retail Properties, Inc. 3.3% 4/15/23	2,000,000	2,019,266
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	2,462,000	2,437,897
4.75% 1/15/28	4,192,000	4,165,557
4.95% 4/1/24	2,898,000	3,027,042
Potlatch Corp. 7.5% 11/1/19	1,000,000	1,095,000
Prologis LP 2.75% 2/15/19	2,515,000	2,549,810
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	2,000,000	2,257,780
Select Income REIT:
4.15% 2/1/22	6,937,000	7,033,327
4.5% 2/1/25	19,802,000	20,014,515
Senior Housing Properties Trust:
3.25% 5/1/19	7,382,000	7,453,332
4.75% 5/1/24	44,895,000	46,366,927
6.75% 4/15/20	13,624,000	14,760,896
6.75% 12/15/21	8,000,000	8,917,784
VEREIT Operating Partnership LP 4.875% 6/1/26	10,945,000	11,597,213
WP Carey, Inc.:
4% 2/1/25	5,000,000	4,982,015
4.25% 10/1/26	5,095,000	5,112,761
4.6% 4/1/24	3,355,000	3,498,976
		357,966,656
Real Estate Management & Development - 1.9%
CBRE Group, Inc.:
5% 3/15/23	6,020,000	6,291,063
5.25% 3/15/25	3,295,000	3,548,926
Host Hotels & Resorts LP 5.25% 3/15/22	2,000,000	2,175,546
Howard Hughes Corp. 5.375% 3/15/25 (d)	14,025,000	14,165,250
Hunt Companies, Inc. 9.625% 3/1/21 (d)	7,460,000	7,870,300
Kennedy-Wilson, Inc. 5.875% 4/1/24	31,370,000	32,546,375
Mattamy Group Corp. 6.875% 12/15/23 (d)	5,425,000	5,628,438
Mid-America Apartments LP:
3.75% 6/15/24	1,663,000	1,703,951
4.3% 10/15/23	4,193,000	4,446,417
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.875% 6/1/23 (d)	3,365,000	3,398,650
5.25% 12/1/21 (d)	8,290,000	8,725,225
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (d)	2,803,000	2,880,727
5.625% 3/1/24 (d)	2,270,000	2,394,850
		95,775,718
TOTAL REAL ESTATE		453,742,374

TOTAL NONCONVERTIBLE BONDS		727,358,086

TOTAL CORPORATE BONDS
(Cost $982,355,454)		1,022,005,154

Asset-Backed Securities - 2.0%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (d)	3,000,000	3,303,348
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	9,025,000	10,063,570
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (d)	1,999,310	2,125,209
Class F, 5.885% 4/17/52 (d)	2,000,000	2,044,909
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (d)	8,259,000	9,030,990
Class XS, 0% 10/17/45 (d)(e)(g)	4,816,735	48
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 2.4928% 3/20/50 (d)(e)	2,250,000	225
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (d)	668,328	674,271
Colony Starwood Homes Series 2016-2A Class F, 5.0928% 12/17/33 (d)(e)	1,500,000	1,527,980
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	475,278	436,816
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)	259,909	15,919
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	3,467,507	3,577,884
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (e)	1,151,078	1,194,930
Series 1997-3 Class M1, 7.53% 3/15/28	6,556,262	6,555,452
Home Partners of America Trust Series 2016-2 Class F, 5.6428% 10/17/33 (d)(e)	3,393,000	3,510,334
Invitation Homes Trust:
Series 2014-SFR1:
Class E, 4.1928% 6/17/31 (d)(e)	4,337,068	4,337,068
Class F, 4.6928% 6/17/31 (d)(e)	4,121,950	4,121,950
Series 2014-SFR3:
Class E, 5.4939% 12/17/31 (d)(e)	4,336,000	4,343,134
Class F, 5.9939% 12/17/31 (d)(e)	2,215,000	2,222,238
Series 2015-SFR2 Class E, 4.0928% 6/17/32 (d)(e)	2,450,000	2,471,785
Series 2015-SFR3 Class F, 5.6928% 8/17/32 (d)(e)	2,000,000	2,036,516
Series 2015-SRF1 Class F, 5.2428% 3/17/32 (d)(e)	5,500,000	5,514,736
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	851,383	586,656
Merit Securities Corp. Series 13 Class M1, 7.8204% 12/28/33 (e)	1,923,000	1,987,966
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (d)	2,940,000	3,062,672
Series 2016-SFR1 Class F, 5.9428% 9/17/33 (d)(e)	8,459,000	8,740,286
Starwood Waypoint Residential Trust Series 2014-1 Class F, 5.4928% 1/17/32 (d)(e)	2,902,530	2,902,515
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.6837% 2/5/36 (d)(e)	4,144,554	414
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (d)	2,544,000	2,582,099
VB-S1 Issuer LLC Series 2016-1A Class F, 6.901% 6/15/46 (d)	7,797,000	7,865,325
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 1.2312% 11/21/40 (d)(e)	530,126	530,061
Class F, 2.8612% 11/21/40 (d)(e)	250,000	133,750
TOTAL ASSET-BACKED SECURITIES
(Cost $98,697,336)		97,501,056

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.2%
Countrywide Home Loans, Inc. Series 2002-R2 Class 2B3, 3.785% 7/25/33 (d)(e)	74,739	7,388
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3755% 12/25/46 (d)(e)	4,500,000	4,841,143
Series 2010-K7 Class B, 5.5093% 4/25/20 (d)(e)	3,200,000	3,470,709
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.8078% 6/10/35 (d)(e)	67,471	41,580
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (d)	1,419	1,383
RESIX Finance Ltd. floater:
Series 2004-A Class B7, 5.1078% 2/10/36 (d)(e)	73,766	8,141
Series 2004-B Class B7, 4.8578% 2/10/36 (d)(e)	104,686	20,269

TOTAL PRIVATE SPONSOR		8,390,613

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (h)	32,037	6,169
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.3708% 2/25/42 (d)(e)	58,908	35,029
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.9072% 12/25/42 (e)(h)	34,561	3,122
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.3507% 6/25/43 (d)(e)	97,529	55,585
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.3748% 10/25/42 (d)(e)	42,940	18,079

TOTAL U.S. GOVERNMENT AGENCY		117,984

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,934,800)		8,508,597

Commercial Mortgage Securities - 16.1%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)	2,000,000	2,251,582
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (d)(e)	4,900,000	5,012,448
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.2802% 11/10/42 (e)	138,029	137,892
Series 2005-5 Class D, 5.3935% 10/10/45 (e)	1,033,136	1,032,674
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)(f)	3,349,000	2,747,232
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2844% 9/10/28 (d)(e)	8,341,000	7,992,936
Class F, 4.4272% 9/10/28 (d)(e)	4,074,000	3,704,699
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7156% 4/12/38 (d)(e)	1,541,542	1,564,140
BLCP Hotel Trust floater Series 2014-CLRN Class F, 4.0276% 8/15/29 (d)(e)	2,500,000	2,446,568
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (d)(e)	4,536,000	4,429,109
Class F, 5.4883% 4/10/29 (d)(e)	9,710,000	9,303,541
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)	3,391,000	2,820,716
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (d)(e)	3,023,000	3,037,908
Class F, 3.7859% 4/10/28 (d)(e)	9,911,000	9,751,912
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.6622% 2/15/33 (d)(e)	1,680,000	1,683,686
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1059% 9/10/46 (d)(e)	5,254,000	5,006,531
Series 2015-SHP2 Class E, 5.344% 7/15/27 (d)(e)	2,933,000	2,941,424
Series 2016-C3 Class D, 3% 11/15/49 (d)	7,089,000	5,078,457
Series 2016-SMPL Class E, 4.509% 9/10/31 (d)	1,701,000	1,696,812
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	7,300,000	5,305,503
Series 2012-CR1:
Class C, 5.3461% 5/15/45 (e)	1,000,000	1,057,616
Class D, 5.3461% 5/15/45 (d)(e)	5,550,000	5,553,495
Class G, 2.462% 5/15/45 (d)	2,180,000	1,250,088
Series 2012-CR5 Class D, 4.3311% 12/10/45 (d)(e)	2,000,000	1,906,908
Series 2012-LC4:
Class C, 5.608% 12/10/44 (e)	2,000,000	2,186,305
Class D, 5.608% 12/10/44 (d)(e)	11,675,000	11,683,997
Series 2013-CCRE6 Class E, 4.1707% 3/10/46 (d)(e)	882,000	651,042
Series 2013-CR10 Class D, 4.7893% 8/10/46 (d)(e)	4,544,000	3,943,123
Series 2013-CR12 Class D, 5.0832% 10/10/46 (d)(e)	4,500,000	3,714,009
Series 2013-CR6 Class F, 4.1707% 3/10/46 (d)(e)	8,038,000	4,887,129
Series 2013-CR9 Class D, 4.2561% 7/10/45 (d)(e)	1,404,000	1,225,709
Series 2013-LC6 Class D, 4.284% 1/10/46 (d)(e)	7,599,000	6,944,411
Series 2014-CR17:
Class D, 4.7992% 5/10/47 (d)(e)	2,500,000	2,143,073
Class E, 4.7992% 5/10/47 (d)(e)	3,098,000	2,089,448
Series 2014-UBS2 Class D, 5.0151% 3/10/47 (d)(e)	3,713,000	3,132,383
Series 2016-CD1 Class D, 2.7723% 8/10/49 (d)(e)	9,452,000	7,174,621
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	2,550,000	2,105,306
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.855% 8/15/45 (d)(e)	4,500,000	4,499,380
Class E, 4.855% 8/15/45 (d)(e)	8,000,000	7,825,561
Core Industrial Trust:
Series 2015-TEXW Class F, 3.8487% 2/10/34 (d)(e)	10,945,000	10,528,306
Series 2015-WEST Class F, 4.2268% 2/10/37 (d)(e)	12,745,000	12,013,714
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class F, 6% 5/17/40 (d)	521,810	530,994
CSMC Trust:
floater Series 2015-DEAL:
Class E, 4.994% 4/15/29 (d)(e)	2,000,000	2,011,286
Class F, 5.744% 4/15/29 (d)(e)	7,803,000	7,802,987
Series 2016-MFF Class F, 8.1622% 11/15/33 (d)(e)	6,300,000	6,323,758
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (d)(e)	10,853,000	9,827,375
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6855% 11/10/46 (d)(e)	14,031,000	14,965,915
Class G, 4.652% 11/10/46 (d)	12,360,000	10,812,550
Series 2011-LC3A Class D, 5.3461% 8/10/44 (d)(e)	3,945,000	4,092,702
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 3.6189% 12/25/43 (e)(g)	12,206,096	1,056,601
Series K012 Class X3, 2.2523% 1/25/41 (e)(g)	20,724,866	1,600,119
Series K013 Class X3, 2.9089% 1/25/43 (e)(g)	14,360,000	1,414,667
Series KAIV Class X2, 3.6147% 6/25/46 (e)(g)	7,430,000	977,275
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class DFX, 3.4949% 12/15/34 (d)(e)	1,700,000	1,720,821
Class EFX, 3.4949% 12/15/34 (d)(e)	9,364,000	9,336,208
Class FFX, 3.4949% 12/15/34 (d)(e)	14,402,000	14,147,641
Class GFX, 3.3822% 12/15/34 (d)(e)	4,248,000	4,106,623
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (e)	217,411	219,145
GP Portfolio Trust Series 2014-GPP Class E, 4.7622% 2/15/27 (d)(e)	2,823,000	2,743,439
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0611% 8/10/43 (d)(e)	1,966,000	2,046,265
Class E, 4% 8/10/43 (d)	3,770,000	3,565,399
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1843% 12/10/43 (d)(e)	3,000,000	3,024,476
Series 2011-GC5:
Class C, 5.4% 8/10/44 (d)(e)	9,000,000	9,662,661
Class D, 5.4% 8/10/44 (d)(e)	7,000,000	6,817,778
Class E, 5.4% 8/10/44 (d)(e)	8,230,000	6,468,542
Class F, 4.5% 8/10/44 (d)	4,500,000	3,006,495
Series 2012-GC6:
Class C, 5.6532% 1/10/45 (d)(e)	3,600,000	3,871,103
Class D, 5.6532% 1/10/45 (d)(e)	4,165,000	4,010,031
Class E, 5% 1/10/45 (d)(e)	4,516,000	3,797,854
Series 2012-GCJ7:
Class C, 5.7154% 5/10/45 (e)	6,500,000	6,844,556
Class D, 5.7154% 5/10/45 (d)(e)	10,192,000	10,015,163
Class E, 5% 5/10/45 (d)	6,920,000	5,572,483
Series 2012-GCJ9 Class D, 4.852% 11/10/45 (d)(e)	4,504,000	4,359,196
Series 2013-GC14 Class D, 4.7648% 8/10/46 (d)(e)	1,680,000	1,623,531
Series 2013-GC16:
Class D, 5.3206% 11/10/46 (d)(e)	3,750,000	3,574,394
Class F, 3.5% 11/10/46 (d)	7,303,000	5,023,260
Series 2014-NEW Class D, 3.79% 1/10/31 (d)	2,510,000	2,471,458
Series 2016-GS3 Class D, 2.728% 10/10/49 (d)	3,398,000	2,554,361
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (d)	29,826,000	28,914,756
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (d)(e)	1,609,000	1,593,692
Class F, 4.0667% 2/10/29 (d)(e)	15,890,000	14,835,670
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 2.7737% 7/15/29 (d)(e)	7,241,000	7,253,596
Series 2016-HHV Class F, 4.1935% 11/5/38 (d)(e)	4,233,000	3,309,791
Series 2016-SFP Class F, 6.0801% 11/5/35 (d)	3,750,000	3,714,402
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	5,317,000	4,939,695
Series 2014-C26 Class D, 3.9259% 1/15/48 (d)(e)	3,398,000	2,817,592
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (d)	8,107,000	6,173,336
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0969% 12/15/49 (d)(e)	7,388,000	5,603,273
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4398% 1/12/37 (d)(e)	991,420	985,972
Series 2009-IWST:
Class C, 7.4461% 12/5/27 (d)(e)	3,000,000	3,389,268
Class D, 7.4461% 12/5/27 (d)(e)	9,550,000	10,632,637
Series 2010-CNTR:
Class D, 6.1846% 8/5/32 (d)(e)	4,500,000	4,883,482
Class XB, 0.9313% 8/5/32 (d)(e)(g)	32,655,000	897,529
Series 2012-CBX:
Class C, 5.2151% 6/15/45 (e)	4,530,000	4,780,591
Class E, 5.2151% 6/15/45 (d)(e)	4,635,000	4,634,036
Class F, 4% 6/15/45 (d)	8,192,000	6,425,703
Class G 4% 6/15/45 (d)	4,044,000	2,456,270
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-INN:
Class E, 4.594% 6/15/29 (d)(e)	10,174,000	10,174,005
Class F, 4.994% 6/15/29 (d)(e)	9,618,000	9,521,874
Series 2005-LDP2 Class E, 4.981% 7/15/42 (e)	2,517,000	2,553,428
Series 2011-C3:
Class E, 5.6216% 2/15/46 (d)(e)	3,205,000	3,255,564
Class H, 4.409% 2/15/46 (d)(e)	7,077,000	5,032,487
Series 2011-C4 Class F, 3.873% 7/15/46 (d)	1,400,000	1,168,955
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (e)	848,000	841,534
Class D, 4.2607% 4/15/46 (e)	7,672,000	6,937,168
Class E, 3.25% 4/15/46 (d)(e)	472,000	337,478
Class F, 3.25% 4/15/46 (d)(e)	2,518,000	1,413,164
Series 2014-DSTY Class E, 3.8046% 6/10/27 (d)(e)	2,752,000	2,567,388
Series 2015-UES Class F, 3.621% 9/5/32 (d)(e)	5,432,000	5,222,189
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (d)	320,835	272,988
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.9117% 1/20/41 (d)(e)	3,000,000	2,981,953
Class E, 4.9117% 1/20/41 (d)(e)	4,800,000	4,343,811
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.4404% 5/12/39 (e)	4,182,869	4,180,055
Mezz Capital Commercial Mortgage Trust Series 2004-C1 Class IO, 9.321% 1/15/37 (d)(e)(g)	126,898	9,225
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6477% 11/15/45 (d)(e)	2,000,000	1,981,884
Series 2013-C12 Class D, 4.7654% 10/15/46 (d)(e)	3,250,000	3,045,314
Series 2013-C13:
Class D, 4.8911% 11/15/46 (d)(e)	5,221,000	5,004,206
Class E, 4.8911% 11/15/46 (d)(e)	3,379,000	2,616,663
Series 2013-C7:
Class D, 4.2636% 2/15/46 (d)(e)	5,650,000	5,193,622
Class E, 4.2636% 2/15/46 (d)(e)	1,000,000	751,419
Series 2013-C9 Class D, 4.1545% 5/15/46 (d)(e)	5,137,000	4,671,862
Series 2016-C30 Class D, 3% 9/15/49 (d)	5,408,000	3,937,466
Series 2016-C31 Class D, 3% 11/15/49 (d)(e)	1,500,000	1,048,925
Series 2016-C32 Class D, 3.396% 12/15/49 (d)	5,929,000	4,301,894
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4495% 3/15/45 (d)(e)	7,294,000	6,574,385
Series 1997-RR Class F, 7.4982% 4/30/39 (d)(e)	327,239	326,650
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)	1,983,665	1,961,682
Series 2011-C1 Class C, 5.4327% 9/15/47 (d)(e)	4,000,000	4,353,654
Series 2011-C2:
Class D, 5.5026% 6/15/44 (d)(e)	4,887,000	5,054,948
Class E, 5.5026% 6/15/44 (d)(e)	12,150,000	11,432,992
Class F, 5.5026% 6/15/44 (d)(e)	4,440,000	3,762,107
Class XB, 0.5428% 6/15/44 (d)(e)(g)	63,708,222	1,257,619
Series 2011-C3:
Class C, 5.1557% 7/15/49 (d)(e)	2,000,000	2,148,066
Class D, 5.1557% 7/15/49 (d)(e)	7,400,000	7,590,600
Class E, 5.1557% 7/15/49 (d)(e)	832,000	832,963
Class G, 5.1557% 7/15/49 (d)(e)	3,902,000	3,247,880
Series 2012-C4 Class D, 5.4495% 3/15/45 (d)(e)	6,310,000	6,487,575
Series 2015-MS1 Class D, 4.03% 5/15/48 (d)(e)	7,195,000	6,038,487
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	5,013,000	3,874,276
Series 2016-BNK2 Class C, 3% 11/15/49 (d)	3,000,000	2,421,160
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (d)	8,349,000	8,399,582
Class F, 5% 2/5/30 (d)	14,325,000	14,136,850
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)	11,648,000	11,602,241
Class E, 6.8087% 11/15/34 (d)	11,364,000	10,883,840
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(e)	1,500,000	1,444,376
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	4,556,132	5,573,061
SCG Trust Series 2013-SRP1 Class D, 4.3376% 11/15/26 (d)(e)	2,918,000	2,740,397
Starwood Retail Property Trust Series 2014-STAR Class D, 4.1622% 11/15/27 (d)(e)	2,500,000	2,391,781
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.4743% 8/15/39 (e)	301,286	304,336
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5466% 5/10/45 (d)(e)	3,235,000	3,245,069
Class E, 5% 5/10/45 (d)(e)	6,339,000	5,281,378
Class F, 5% 5/10/45 (d)(e)	2,221,350	1,496,934
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0641% 1/10/45 (d)(e)	3,000,000	3,393,065
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)	2,540,000	2,774,710
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5 Class D, 4.7761% 10/15/45 (d)(e)	9,999,000	9,570,308
Series 2016-BNK1 Class D, 3% 8/15/49 (d)	5,710,000	4,934,533
Series 2016-C35 Class D, 3.142% 7/15/48 (d)	18,542,000	13,895,766
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	5,094,000	3,564,968
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)	4,000,000	2,623,880
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)	4,900,000	5,200,523
Class D, 5.6409% 3/15/44 (d)(e)	1,000,000	913,107
Class E, 5% 3/15/44 (d)	3,000,000	2,641,563
Series 2011-C5:
Class E, 5.6731% 11/15/44 (d)(e)	3,807,000	3,879,575
Class F, 5.25% 11/15/44 (d)(e)	3,000,000	2,562,227
Class G, 5.25% 11/15/44 (d)(e)	2,000,000	1,596,232
Series 2012-C10 Class E, 4.4551% 12/15/45 (d)(e)	4,090,000	3,001,338
Series 2012-C7:
Class D, 4.8358% 6/15/45 (d)(e)	2,380,000	2,310,684
Class F, 4.5% 6/15/45 (d)	2,000,000	1,554,659
Series 2012-C8 Class E, 4.8973% 8/15/45 (d)(e)	2,922,500	2,809,775
Series 2013-C11:
Class D, 4.2073% 3/15/45 (d)(e)	5,830,000	5,294,478
Class E, 4.2073% 3/15/45 (d)(e)	4,780,000	3,607,975
Series 2013-C13 Class D, 4.1386% 5/15/45 (d)(e)	4,000,000	3,600,973
Series 2013-C16 Class D, 4.9817% 9/15/46 (d)(e)	3,728,000	3,530,646
Series 2013-UBS1 Class D, 4.6266% 3/15/46 (d)(e)	4,589,000	4,343,070
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.6325% 11/15/29 (d)(e)	5,152,378	5,173,368
Class G, 3.9322% 11/15/29 (d)(e)	8,859,793	8,690,163
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (d)(e)	2,541,000	1,958,168
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $789,923,413)		806,358,961

Bank Loan Obligations - 4.6%
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	8,998,602	9,015,520
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	6,084,578	6,115,001
Cooper Hotel Group 12% 11/6/17	13,030,844	13,030,844
ESH Hospitality, Inc. Tranche B, term loan 3.4928% 8/30/23 (e)	4,457,628	4,478,044
Four Seasons Holdings, Inc. Tranche B, term loan 4.1468% 11/30/23 (e)	2,972,550	3,004,921
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.9084% 4/14/21 (e)	12,951,041	13,051,411
Playa Resorts Holding BV Tranche B, term loan 4/7/24 (i)	2,650,000	2,652,359
Ryman Hospitality Properties, Inc.:
Tranche B, term loan 4/18/24 (i)	3,355,000	3,363,388
Tranche B, term loan 3.74% 1/15/21	2,176,559	2,184,721
		56,896,209
Multiline Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (e)	9,037,508	9,020,608

TOTAL CONSUMER DISCRETIONARY		65,916,817

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Albertson's LLC:
term loan 4.3023% 6/22/23 (e)	9,625,400	9,665,538
Tranche B 5LN, term loan 4.4013% 12/21/22 (e)	5,614,310	5,638,171
		15,303,709
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Moxie Patriot LLC Tranche B, term loan 6.8968% 12/19/20 (e)	19,999,168	18,799,218
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	11,016,311	9,180,222
TPF II Power LLC Tranche B, term loan 5% 10/2/23 (e)	5,912,699	5,945,988
		33,925,428
FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.3431% 11/4/21 (e)	9,914,256	9,950,046
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (e)	276,500	270,071

TOTAL FINANCIALS		10,220,117

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. Tranche H, term loan 4.0477% 1/27/21 (e)	7,612,764	7,561,987
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	3,880,000	3,882,444
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
iStar Financial, Inc. Tranche B, term loan 4.75% 7/1/20 (e)	8,369,538	8,442,772
QCP SNF West (REIT) LLC Tranche B, term loan 6.25% 10/31/22 (e)	6,773,025	6,887,354
		15,330,126
Real Estate Management & Development - 0.6%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (e)	11,366,448	11,473,065
Capital Automotive LP Trahche B 1LN, term loan 4% 3/24/24 (e)	3,190,000	3,213,925
Simply Storage Management LLC 8.2375% 9/6/21 (e)	16,974,000	16,974,000
		31,660,990

TOTAL REAL ESTATE		46,991,116

UTILITIES - 0.9%
Electric Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 2LN, term loan 3.49% 1/31/22 (e)	7,176,197	7,173,973
Dayton Power & Light Co. Tranche B 1LN, term loan 4.25% 8/24/22 (e)	4,009,950	4,060,074
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	6,156,698	6,158,607
Lightstone Holdco LLC:
Tranche B, term loan 5.5% 1/30/24 (e)	3,288,859	3,303,757
Tranche C, term loan 5.5% 1/30/24 (e)	202,899	203,818
Southeast Powergen LLC Tranche B, term loan 4.65% 12/2/21 (e)	2,603,800	2,548,469
		23,448,698
Independent Power and Renewable Electricity Producers - 0.4%
APLP Holdings LP Tranche B, term loan 5.9928% 4/13/23 (e)	6,584,629	6,601,091
Dynegy, Inc. Tranche C, term loan 4.25% 2/7/24 (e)	1,690,000	1,688,665
MRP Generation Holdings LLC Tranche B, term loan 8.1468% 10/18/22 (e)	14,667,821	14,447,804
		22,737,560

TOTAL UTILITIES		46,186,258

TOTAL BANK LOAN OBLIGATIONS
(Cost $230,682,884)		229,987,876

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)(e)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(d)(e)	500,000	250
TOTAL PREFERRED SECURITIES
(Cost $1,297,768)		372
	Shares	Value

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 0.85% (j)	404,013,859	404,094,661
Fidelity Securities Lending Cash Central Fund 0.86% (j)(k)	22,826,004	22,828,286
TOTAL MONEY MARKET FUNDS
(Cost $426,862,700)		426,922,947
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $4,595,381,039)		5,016,510,899
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,894,499)
NET ASSETS - 100%		$5,008,616,400

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,086,759,663 or 21.7% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,291 or 0.0% of net assets.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$21,455
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.9072% 12/25/42	3/25/03	$20,597

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,544,777
Fidelity Securities Lending Cash Central Fund	48,357
Total	$1,593,134

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arbor Realty Trust, Inc.	$21,868,468	$--	$7,563,111	$1,256,612	$--
Arbor Realty Trust, Inc. 7.375%	11,010,570	--	--	595,446	--
Arbor Realty Trust, Inc. Series A, 8.25%	4,785,843	--	--	292,497	--
Arbor Realty Trust, Inc. Series B, 7.75%	6,000,000	--	--	348,750	--
Arbor Realty Trust, Inc. Series C, 8.50%	2,575,000	--	--	159,375	--
Great Ajax Corp.	19,621,115	647,970	--	1,069,172	19,925,360
Total	$65,860,996	$647,970	$7,563,111	$3,721,852	$19,925,360

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$15,236,342	$15,058,980	$--	$177,362
Financials	605,655,951	601,110,951	4,545,000	--
Real Estate	1,801,116,441	1,794,316,329	6,800,112	--
Utilities	3,217,202	3,217,202	--	--
Corporate Bonds	1,022,005,154	--	1,021,443,154	562,000
Asset-Backed Securities	97,501,056	--	97,484,450	16,606
Collateralized Mortgage Obligations	8,508,597	--	8,411,237	97,360
Commercial Mortgage Securities	806,358,961	--	806,349,736	9,225
Bank Loan Obligations	229,987,876	--	199,983,032	30,004,844
Preferred Securities	372	--	--	372
Money Market Funds	426,922,947	426,922,947	--	--
Total Investments in Securities:	$5,016,510,899	$2,840,626,409	$2,145,016,721	$30,867,769

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $4,597,647,161. Net unrealized appreciation aggregated $418,863,738, of which $485,539,241 related to appreciated investment securities and $66,675,503 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Growth Fund

April 30, 2017

ZLG-QTLY-0617
1.9881572.100

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
CONSUMER DISCRETIONARY - 28.5%
Automobiles - 3.9%
Tesla, Inc. (a)	651	$204,460
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	178	11,488
Hotels, Restaurants & Leisure - 4.3%
Alsea S.A.B. de CV	400	1,421
Buffalo Wild Wings, Inc. (a)	42	6,617
Chipotle Mexican Grill, Inc. (a)	176	83,507
Del Taco Restaurants, Inc. (a)	275	3,616
Domino's Pizza, Inc.	5	907
Freshii, Inc.	29	263
Las Vegas Sands Corp.	242	14,276
Marriott International, Inc. Class A	37	3,494
McDonald's Corp.	30	4,198
Melco Crown Entertainment Ltd. sponsored ADR	443	9,724
MGM Mirage, Inc.	572	17,566
Shake Shack, Inc. Class A (a)	200	6,788
Starbucks Corp.	879	52,793
U.S. Foods Holding Corp.	369	10,406
Vail Resorts, Inc.	12	2,372
Wendy's Co.	36	531
Yum China Holdings, Inc.	218	7,438
		225,917
Household Durables - 0.8%
Newell Brands, Inc.	385	18,380
Sony Corp.	400	13,726
Sony Corp. sponsored ADR	200	6,904
Whirlpool Corp.	6	1,114
		40,124
Internet & Direct Marketing Retail - 9.4%
Amazon.com, Inc. (a)	369	341,321
Ctrip.com International Ltd. ADR (a)	118	5,960
Expedia, Inc.	36	4,814
JD.com, Inc. sponsored ADR (a)	1,192	41,803
Netflix, Inc. (a)	249	37,898
NutriSystem, Inc.	59	3,154
Priceline Group, Inc. (a)	31	57,251
Vipshop Holdings Ltd. ADR (a)	270	3,745
		495,946
Leisure Products - 0.3%
Mattel, Inc.	600	13,452
Spin Master Corp. (a)	111	3,189
		16,641
Media - 1.8%
Altice NV Class A (a)	848	21,066
Charter Communications, Inc. Class A (a)	106	36,587
Comcast Corp. Class A	154	6,035
Emerald Expositions Events, Inc.	52	1,014
Live Nation Entertainment, Inc. (a)	19	611
Naspers Ltd. Class N	48	9,127
The Walt Disney Co.	161	18,612
Viacom, Inc. Class B (non-vtg.)	54	2,298
		95,350
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	548	45,358
JC Penney Corp., Inc. (a)	176	947
Ollie's Bargain Outlet Holdings, Inc. (a)	60	2,298
Target Corp.	27	1,508
		50,111
Specialty Retail - 3.7%
Advance Auto Parts, Inc.	31	4,406
AutoZone, Inc. (a)	4	2,769
Dick's Sporting Goods, Inc.	164	8,290
Five Below, Inc. (a)	127	6,238
Floor & Decor Holdings, Inc. Class A	411	13,316
Gap, Inc.	21	550
Home Depot, Inc.	748	116,763
Inditex SA	131	5,024
L Brands, Inc.	160	8,450
Lowe's Companies, Inc.	50	4,244
O'Reilly Automotive, Inc. (a)	13	3,226
TJX Companies, Inc.	280	22,019
Ulta Beauty, Inc. (a)	4	1,126
		196,421
Textiles, Apparel & Luxury Goods - 3.2%
adidas AG	402	80,530
Canada Goose Holdings, Inc.	200	3,365
Carter's, Inc.	17	1,565
Coach, Inc.	70	2,757
G-III Apparel Group Ltd. (a)	286	6,778
Kate Spade & Co. (a)	271	4,715
Kering SA	26	8,059
LVMH Moet Hennessy - Louis Vuitton SA	26	6,419
NIKE, Inc. Class B	586	32,470
Prada SpA	486	2,281
PVH Corp.	175	17,680
Regina Miracle International Holdings Ltd.	1,000	782
Shenzhou International Group Holdings Ltd.	160	1,053
Swatch Group AG (Bearer)	1	400
Under Armour, Inc. Class C (non-vtg.)	59	1,145
		169,999

TOTAL CONSUMER DISCRETIONARY		1,506,457

CONSUMER STAPLES - 5.9%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	106	18,289
Diageo PLC	111	3,231
Molson Coors Brewing Co. Class B	239	22,918
Monster Beverage Corp. (a)	665	30,178
National Beverage Corp.	61	5,404
PepsiCo, Inc.	4	453
		80,473
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	321	56,984
Performance Food Group Co. (a)	174	4,333
Sprouts Farmers Market LLC (a)	138	3,079
		64,396
Food Products - 1.0%
Associated British Foods PLC	132	4,804
Bunge Ltd.	55	4,347
Lamb Weston Holdings, Inc.	37	1,545
Mondelez International, Inc.	333	14,995
Nestle SA (Reg. S)	6	462
Post Holdings, Inc. (a)	25	2,105
The Hain Celestial Group, Inc. (a)	245	9,063
The Kraft Heinz Co.	77	6,960
TreeHouse Foods, Inc. (a)	111	9,724
		54,005
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	85	12,217
Personal Products - 1.0%
Coty, Inc. Class A	1,137	20,295
Estee Lauder Companies, Inc. Class A	10	871
Herbalife Ltd. (a)	283	17,903
Kose Corp.	12	1,138
Unilever NV (NY Reg.) (a)	174	9,090
		49,297
Tobacco - 1.0%
British American Tobacco PLC:
(United Kingdom)	17	1,149
sponsored ADR	458	31,162
Imperial Tobacco Group PLC	67	3,282
Philip Morris International, Inc.	133	14,742
		50,335

TOTAL CONSUMER STAPLES		310,723

ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.	91	5,403
Shelf Drilling Ltd. (a)	197	1,576
U.S. Silica Holdings, Inc.	90	3,735
Weatherford International PLC (a)	184	1,062
		11,776
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Petroleum Corp.	390	22,238
Cimarex Energy Co.	112	13,068
Continental Resources, Inc. (a)	326	13,826
Devon Energy Corp.	102	4,028
Diamondback Energy, Inc. (a)	61	6,090
EOG Resources, Inc.	148	13,690
Pioneer Natural Resources Co.	92	15,915
		88,855

TOTAL ENERGY		100,631

FINANCIALS - 3.7%
Banks - 2.2%
Bank of America Corp.	1,901	44,369
Citigroup, Inc.	423	25,008
Comerica, Inc.	7	495
HDFC Bank Ltd. sponsored ADR	132	10,509
JPMorgan Chase & Co.	440	38,280
		118,661
Capital Markets - 1.4%
BlackRock, Inc. Class A	41	15,767
CBOE Holdings, Inc.	74	6,098
Charles Schwab Corp.	216	8,392
Fairfax India Holdings Corp. (a)	246	3,417
Goldman Sachs Group, Inc.	117	26,185
Morgan Stanley	134	5,812
MSCI, Inc.	17	1,705
Northern Trust Corp.	60	5,400
		72,776
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc. Class B (a)	31	5,122
Jeld-Wen Holding, Inc.	30	991
		6,113

TOTAL FINANCIALS		197,550

HEALTH CARE - 10.4%
Biotechnology - 6.8%
AC Immune SA	200	1,910
Acceleron Pharma, Inc. (a)	39	1,288
Aimmune Therapeutics, Inc. (a)	128	2,488
Alexion Pharmaceuticals, Inc. (a)	461	58,907
Amgen, Inc.	542	88,519
AquaBounty Technologies, Inc. (a)	1	8
Biogen, Inc. (a)	126	34,172
BioMarin Pharmaceutical, Inc. (a)	118	11,309
DBV Technologies SA sponsored ADR (a)	29	1,025
Exact Sciences Corp. (a)	42	1,260
Exelixis, Inc. (a)	756	16,934
FibroGen, Inc. (a)	99	2,772
GenSight Biologics SA	171	1,272
Global Blood Therapeutics, Inc. (a)	178	5,153
Grifols SA ADR	30	651
Intellia Therapeutics, Inc. (a)	163	2,375
Ironwood Pharmaceuticals, Inc. Class A (a)	286	4,668
Merrimack Pharmaceuticals, Inc. (a)	424	1,412
Neurocrine Biosciences, Inc. (a)	169	9,025
Portola Pharmaceuticals, Inc. (a)	81	3,239
Radius Health, Inc. (a)	23	899
Regeneron Pharmaceuticals, Inc. (a)	175	67,986
Seattle Genetics, Inc. (a)	107	7,308
TESARO, Inc. (a)	24	3,542
Trevena, Inc. (a)	279	912
Ultragenyx Pharmaceutical, Inc. (a)	16	1,030
Vertex Pharmaceuticals, Inc. (a)	248	29,338
Xencor, Inc. (a)	51	1,309
		360,711
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	1,261	33,265
Danaher Corp.	122	10,166
DexCom, Inc. (a)	13	1,013
Intuitive Surgical, Inc. (a)	43	35,942
Invuity, Inc. (a)	164	1,476
Nevro Corp. (a)	47	4,428
Novocure Ltd. (a)	40	452
Penumbra, Inc. (a)	10	855
Stryker Corp.	5	682
		88,279
Health Care Providers & Services - 0.5%
Anthem, Inc.	24	4,269
Cigna Corp.	36	5,629
Humana, Inc.	20	4,440
Teladoc, Inc. (a)	61	1,513
UnitedHealth Group, Inc.	67	11,717
		27,568
Health Care Technology - 0.1%
Cerner Corp. (a)	21	1,360
Evolent Health, Inc. (a)	65	1,511
		2,871
Pharmaceuticals - 1.3%
Achaogen, Inc. (a)	88	2,119
Aclaris Therapeutics, Inc. (a)	20	562
Allergan PLC	171	41,700
Dermira, Inc. (a)	103	3,508
GW Pharmaceuticals PLC ADR (a)	46	5,462
Intersect ENT, Inc. (a)	30	570
Jazz Pharmaceuticals PLC (a)	70	11,150
Patheon NV	52	1,399
Theravance Biopharma, Inc. (a)	20	807
		67,277

TOTAL HEALTH CARE		546,706

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.3%
Elbit Systems Ltd.	9	1,069
General Dynamics Corp.	6	1,163
Huntington Ingalls Industries, Inc.	5	1,004
Northrop Grumman Corp.	29	7,133
Raytheon Co.	37	5,743
		16,112
Airlines - 1.6%
American Airlines Group, Inc.	214	9,121
Azul SA sponsored ADR	100	2,271
Delta Air Lines, Inc.	625	28,400
Southwest Airlines Co.	770	43,289
		83,081
Building Products - 0.2%
Builders FirstSource, Inc. (a)	23	368
GMS, Inc.	36	1,302
Masco Corp.	201	7,441
		9,111
Commercial Services & Supplies - 0.1%
HomeServe PLC	150	1,300
KAR Auction Services, Inc.	37	1,614
		2,914
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	113	11,940
Fluor Corp.	58	2,977
KBR, Inc.	150	2,108
		17,025
Electrical Equipment - 0.3%
AMETEK, Inc.	10	572
Eaton Corp. PLC	146	11,043
Fortive Corp.	45	2,847
Melrose Industries PLC	279	855
Rockwell Automation, Inc.	21	3,304
		18,621
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	124	16,261
Machinery - 1.1%
Allison Transmission Holdings, Inc.	304	11,759
Aumann AG	60	3,946
Caterpillar, Inc.	155	15,850
Colfax Corp. (a)	72	2,914
Flowserve Corp.	290	14,752
Ingersoll-Rand PLC	20	1,775
Kennametal, Inc.	48	1,996
Nordson Corp.	17	2,128
PACCAR, Inc.	8	534
Parker Hannifin Corp.	16	2,573
Rational AG	4	2,010
		60,237
Marine - 0.0%
Star Bulk Carriers Corp. (a)	122	1,154
Professional Services - 0.1%
IHS Markit Ltd. (a)	145	6,293
Road & Rail - 0.0%
CSX Corp.	10	508
Trading Companies & Distributors - 0.6%
Fastenal Co.	76	3,396
HD Supply Holdings, Inc. (a)	484	19,505
MSC Industrial Direct Co., Inc. Class A	37	3,313
Univar, Inc. (a)	87	2,597
Wolseley PLC	9	572
		29,383

TOTAL INDUSTRIALS		260,700

INFORMATION TECHNOLOGY - 42.9%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	36	5,027
Carvana Co. Class A	35	389
Viavi Solutions, Inc. (a)	50	500
		5,916
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	8	578
Coherent, Inc. (a)	10	2,156
Dell Technologies, Inc. (a)	63	4,228
IPG Photonics Corp. (a)	5	632
Jabil Circuit, Inc.	42	1,219
		8,813
Internet Software & Services - 14.9%
Akamai Technologies, Inc. (a)	27	1,645
Alibaba Group Holding Ltd. sponsored ADR (a)	139	16,055
Alphabet, Inc.:
Class A (a)	399	368,883
Class C (a)	94	85,160
Benefitfocus, Inc. (a)	17	536
eBay, Inc. (a)	953	31,840
Facebook, Inc. Class A (a)	1,577	236,944
Gogo, Inc. (a)	467	5,889
Mail.Ru Group Ltd. GDR (Reg. S) (a)	91	2,398
NetEase, Inc. ADR	11	2,919
Okta, Inc.	170	4,429
Tencent Holdings Ltd.	800	25,067
TrueCar, Inc. (a)	63	1,104
Twitter, Inc. (a)	33	544
VeriSign, Inc. (a)	19	1,689
Yandex NV Series A (a)	178	4,852
		789,954
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	75	4,517
EOH Holdings Ltd.	49	519
MasterCard, Inc. Class A	629	73,165
PayPal Holdings, Inc. (a)	542	25,864
Presidio, Inc.	100	1,475
Square, Inc. (a)	29	529
Visa, Inc. Class A	1,270	115,849
		221,918
Semiconductors & Semiconductor Equipment - 6.4%
Analog Devices, Inc.	36	2,743
Applied Materials, Inc.	228	9,259
ASM Pacific Technology Ltd.	217	3,231
ASML Holding NV	81	10,680
Broadcom Ltd.	622	137,344
Cirrus Logic, Inc. (a)	143	9,202
Cypress Semiconductor Corp.	240	3,362
Dialog Semiconductor PLC (a)	46	2,152
Himax Technologies, Inc. sponsored ADR	170	1,192
Infineon Technologies AG	20	413
Inphi Corp. (a)	89	3,686
KLA-Tencor Corp.	76	7,465
Lam Research Corp.	86	12,457
M/A-COM Technology Solutions Holdings, Inc. (a)	9	440
Micron Technology, Inc. (a)	625	17,294
Monolithic Power Systems, Inc.	32	2,928
NVIDIA Corp.	1,011	105,447
ON Semiconductor Corp. (a)	315	4,467
Skyworks Solutions, Inc.	10	997
STMicroelectronics NV (NY Shares) unit	220	3,518
WONIK IPS Co. Ltd. (a)	96	2,186
		340,463
Software - 8.1%
Activision Blizzard, Inc.	1,643	85,847
Adobe Systems, Inc. (a)	289	38,651
Autodesk, Inc. (a)	40	3,603
Electronic Arts, Inc. (a)	406	38,497
Ellie Mae, Inc. (a)	10	1,018
FireEye, Inc. (a)	40	500
Globant SA (a)	15	568
Microsoft Corp.	1,230	84,206
Salesforce.com, Inc. (a)	1,686	145,198
Snap, Inc. Class A (a)	759	17,115
Take-Two Interactive Software, Inc. (a)	41	2,577
Tanium, Inc. Class B (a)(b)	131	650
Workday, Inc. Class A (a)	115	10,051
		428,481
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	2,987	429,079
HP, Inc.	464	8,732
NetApp, Inc.	73	2,909
Samsung Electronics Co. Ltd.	6	11,767
Western Digital Corp.	242	21,555
		474,042

TOTAL INFORMATION TECHNOLOGY		2,269,587

MATERIALS - 1.7%
Chemicals - 1.5%
CF Industries Holdings, Inc.	825	22,061
E.I. du Pont de Nemours & Co.	53	4,227
FMC Corp.	65	4,760
LyondellBasell Industries NV Class A	223	18,901
Platform Specialty Products Corp. (a)	42	595
Potash Corp. of Saskatchewan, Inc.	142	2,395
PPG Industries, Inc.	10	1,098
Sherwin-Williams Co.	9	3,012
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	50	1,778
The Chemours Co. LLC	395	15,915
Tronox Ltd. Class A	150	2,477
Westlake Chemical Corp.	40	2,490
		79,709
Construction Materials - 0.1%
Buzzi Unicem SpA	21	540
Summit Materials, Inc.	200	5,132
		5,672
Metals & Mining - 0.1%
Anglo American PLC (United Kingdom) (a)	60	860
Franco-Nevada Corp.	16	1,088
		1,948
Paper & Forest Products - 0.0%
Boise Cascade Co. (a)	20	610

TOTAL MATERIALS		87,939

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	2	835
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	169	11,369
UTILITIES - 0.0%
Water Utilities - 0.0%
AquaVenture Holdings Ltd.	47	863
TOTAL COMMON STOCKS
(Cost $5,010,967)		5,293,360
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $5,010,967)		5,293,360
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,330)
NET ASSETS - 100%		$5,290,030

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $650 or 0.0% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tanium, Inc. Class B	4/21/17	$650

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$425
Total	$425

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,506,457	$1,477,185	$29,272	$--
Consumer Staples	310,723	305,881	4,842	--
Energy	100,631	99,055	1,576	--
Financials	197,550	197,550	--	--
Health Care	546,706	546,706	--	--
Industrials	260,700	260,128	572	--
Information Technology	2,269,587	2,243,457	25,480	650
Materials	87,939	87,939	--	--
Real Estate	835	835	--	--
Telecommunication Services	11,369	11,369	--	--
Utilities	863	863	--	--
Total Investments in Securities:	$5,293,360	$5,230,968	$61,742	$650

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $5,011,201. Net unrealized appreciation aggregated $282,159, of which $337,776 related to appreciated investment securities and $55,617 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

April 30, 2017

DGF-QTLY-0617
1.800335.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Diversified Consumer Services - 0.1%
Service Corp. International	283,100	$9,121
Hotels, Restaurants & Leisure - 2.1%
Cedar Fair LP (depositary unit)	529,197	37,928
Las Vegas Sands Corp.	565,400	33,353
McDonald's Corp.	615,900	86,183
		157,464
Internet & Direct Marketing Retail - 0.3%
Liberty Interactive Corp. QVC Group Series A (a)	836,900	17,726
Media - 2.5%
Charter Communications, Inc. Class A (a)	176,200	60,817
Comcast Corp. Class A	3,243,692	127,120
		187,937
Multiline Retail - 0.5%
Dollar General Corp.	307,600	22,366
Dollar Tree, Inc. (a)	188,900	15,635
		38,001
Specialty Retail - 2.5%
AutoZone, Inc. (a)	92,100	63,751
Foot Locker, Inc.	810,679	62,698
L Brands, Inc.	531,200	28,053
Ross Stores, Inc.	453,800	29,497
		183,999
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp.	570,200	31,150

TOTAL CONSUMER DISCRETIONARY		625,398

CONSUMER STAPLES - 11.2%
Beverages - 5.0%
Anheuser-Busch InBev SA NV	210,900	23,783
Constellation Brands, Inc. Class A (sub. vtg.)	246,300	42,497
Dr. Pepper Snapple Group, Inc.	524,408	48,062
Molson Coors Brewing Co. Class B	729,000	69,904
PepsiCo, Inc.	909,800	103,062
The Coca-Cola Co.	2,034,138	87,773
		375,081
Food & Staples Retailing - 0.9%
CVS Health Corp.	320,200	26,397
Kroger Co.	1,363,118	40,416
		66,813
Food Products - 0.9%
Greencore Group PLC	204	1
Hilton Food Group PLC	1,951,505	19,450
Morinaga & Co. Ltd.	88,100	4,165
The J.M. Smucker Co.	101,300	12,837
The Kraft Heinz Co.	307,600	27,804
		64,257
Household Products - 1.9%
Colgate-Palmolive Co.	396,400	28,557
Procter & Gamble Co.	1,297,309	113,294
		141,851
Personal Products - 0.6%
Coty, Inc. Class A	2,632,463	46,989
Tobacco - 1.9%
British American Tobacco PLC (United Kingdom)	997,703	67,408
Reynolds American, Inc.	1,124,800	72,550
		139,958

TOTAL CONSUMER STAPLES		834,949

ENERGY - 8.6%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	321,500	19,087
Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp.	1,640,800	175,073
ConocoPhillips Co.	2,593,400	124,250
Exxon Mobil Corp.	2,004,297	163,651
Imperial Oil Ltd.	1,450,700	42,202
Kinder Morgan, Inc.	1,454,100	29,998
Northern Oil & Gas, Inc. (a)(b)	1,037,290	2,334
PrairieSky Royalty Ltd.	957,100	20,859
Suncor Energy, Inc.	1,861,900	58,351
		616,718

TOTAL ENERGY		635,805

FINANCIALS - 18.3%
Banks - 13.0%
Bank of America Corp.	7,696,617	179,639
Citigroup, Inc.	2,614,961	154,596
JPMorgan Chase & Co.	2,348,635	204,331
PacWest Bancorp	1,236,200	61,056
Stock Yards Bancorp, Inc.	154,300	6,326
SunTrust Banks, Inc.	1,238,400	70,354
U.S. Bancorp	2,165,569	111,050
Wells Fargo & Co.	3,343,793	180,030
		967,382
Capital Markets - 2.5%
CBOE Holdings, Inc.	227,800	18,773
Diamond Hill Investment Group, Inc.	112,538	22,750
MSCI, Inc.	536,900	53,862
S&P Global, Inc.	619,627	83,148
TD Ameritrade Holding Corp.	272,400	10,425
		188,958
Consumer Finance - 0.7%
Capital One Financial Corp.	616,600	49,562
Imperial Holdings, Inc. warrants 4/11/19 (a)	48,012	0
		49,562
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	537,300	88,767
Insurance - 0.9%
Chubb Ltd.	476,300	65,372

TOTAL FINANCIALS		1,360,041

HEALTH CARE - 11.5%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	232,900	29,760
Amgen, Inc.	848,510	138,579
		168,339
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	1,647,700	43,466
Danaher Corp.	919,192	76,596
Medtronic PLC	1,313,503	109,139
		229,201
Health Care Providers & Services - 0.0%
HealthSouth Corp.	107	5
Health Care Technology - 0.2%
CompuGroup Medical AG	326,822	16,092
Pharmaceuticals - 5.9%
Allergan PLC	424,000	103,397
Bristol-Myers Squibb Co.	312,000	17,488
GlaxoSmithKline PLC	2,277,585	45,843
Johnson & Johnson	1,889,843	233,339
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,260,100	39,794
		439,861

TOTAL HEALTH CARE		853,498

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
BWX Technologies, Inc.	273,100	13,428
General Dynamics Corp.	317,100	61,451
United Technologies Corp.	529,200	62,970
		137,849
Commercial Services & Supplies - 0.3%
Deluxe Corp.	339,100	24,385
Electrical Equipment - 1.9%
AMETEK, Inc.	1,760,800	100,718
Fortive Corp.	637,946	40,356
		141,074
Industrial Conglomerates - 3.2%
General Electric Co.	4,452,600	129,081
Honeywell International, Inc.	483,300	63,380
Roper Technologies, Inc.	214,144	46,833
		239,294
Machinery - 0.8%
Caterpillar, Inc.	585,800	59,904
Professional Services - 0.1%
Recruit Holdings Co. Ltd.	185,200	9,353
Trading Companies & Distributors - 0.4%
Fastenal Co.	333,900	14,919
HD Supply Holdings, Inc. (a)	360,300	14,520
		29,439

TOTAL INDUSTRIALS		641,298

INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 1.5%
Cisco Systems, Inc.	3,213,086	109,470
Internet Software & Services - 3.7%
Alphabet, Inc. Class C (a)	305,506	276,776
IT Services - 3.8%
Accenture PLC Class A	824,600	100,024
Fidelity National Information Services, Inc.	770,350	64,856
PayPal Holdings, Inc. (a)	527,300	25,163
Sabre Corp.	1,102,400	25,807
Total System Services, Inc.	1,175,200	67,351
		283,201
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	676,500	24,455
KLA-Tencor Corp.	171,300	16,825
NXP Semiconductors NV (a)	88,200	9,327
Qualcomm, Inc.	1,161,583	62,423
		113,030
Software - 6.3%
Activision Blizzard, Inc.	2,347,622	122,663
Constellation Software, Inc.	17,600	8,050
Micro Focus International PLC	2,173,502	72,855
Microsoft Corp.	3,646,116	249,613
SAP AG	101,058	10,123
		463,304
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	2,581,918	370,890

TOTAL INFORMATION TECHNOLOGY		1,616,671

MATERIALS - 4.8%
Chemicals - 3.7%
E.I. du Pont de Nemours & Co.	1,163,900	92,821
LyondellBasell Industries NV Class A	1,007,100	85,362
Monsanto Co.	487,700	56,871
PPG Industries, Inc.	202,100	22,199
W.R. Grace & Co.	282,300	19,682
		276,935
Containers & Packaging - 1.1%
Ball Corp.	1,072,700	82,480

TOTAL MATERIALS		359,415

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	641,100	80,740
Corrections Corp. of America	109,800	3,783
		84,523
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	2,180,200	86,401
Verizon Communications, Inc.	1,032,500	47,402
		133,803
TOTAL COMMON STOCKS
(Cost $5,317,511)		7,145,401
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $6,036)	9,195	4,230
	Shares	Value (000s)

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.85% (c)	285,492,163	285,549
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	1,918,901	1,919
TOTAL MONEY MARKET FUNDS
(Cost $287,432)		287,468
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,610,979)		7,437,099
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,526)
NET ASSETS - 100%		$7,435,573

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,422
Fidelity Securities Lending Cash Central Fund	68
Total	$1,490

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$625,398	$625,398	$--	$--
Consumer Staples	834,949	743,758	91,191	--
Energy	635,805	635,805	--	--
Financials	1,360,041	1,360,041	--	--
Health Care	853,498	807,655	45,843	--
Industrials	641,298	641,298	--	--
Information Technology	1,616,671	1,606,548	10,123	--
Materials	359,415	359,415	--	--
Real Estate	84,523	84,523	--	--
Telecommunication Services	133,803	133,803	--	--
Corporate Bonds	4,230	--	4,230	--
Money Market Funds	287,468	287,468	--	--
Total Investments in Securities:	$7,437,099	$7,285,712	$151,387	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017 the cost of investment securities for income tax purposes was $5,612,126,000. Net unrealized appreciation aggregated $1,824,973,000, of which $1,992,900,000 related to appreciated investment securities and $167,927,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017